Schedule of Investments (unaudited)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds
Aerospace & Defense — 1.6%
Boeing Co.
2.75%, 02/01/26	$829	$ 795,315
2.20%, 02/04/26	3,441	3,273,955
3.10%, 05/01/26	829	796,048
2.25%, 06/15/26	250	235,693
2.70%, 02/01/27	550	514,696
2.80%, 03/01/27	129	120,590
5.04%, 05/01/27	1,159	1,149,564
6.26%, 05/01/27(a)	775	791,885
3.25%, 02/01/28	1,088	1,014,636
3.20%, 03/01/29	625	567,205
6.30%, 05/01/29(a)	1,090	1,127,149
2.95%, 02/01/30	470	413,532
5.15%, 05/01/30	2,815	2,771,908
3.63%, 02/01/31	875	785,601
6.39%, 05/01/31(a)	645	672,940
6.13%, 02/15/33(b)	200	205,730
3.60%, 05/01/34(b)	514	427,260
6.53%, 05/01/34(a)	1,940	2,036,463
General Dynamics Corp.
1.15%, 06/01/26	362	340,387
2.13%, 08/15/26	413	392,878
3.50%, 04/01/27(b)	500	486,844
2.63%, 11/15/27	350	330,363
3.75%, 05/15/28	787	767,729
3.63%, 04/01/30	788	754,111
2.25%, 06/01/31(b)	279	241,084
General Electric Co., 6.75%, 03/15/32	1,017	1,137,854
HEICO Corp.
5.25%, 08/01/28	276	280,370
5.35%, 08/01/33	230	232,898
Howmet Aerospace, Inc.
5.90%, 02/01/27	287	293,268
3.00%, 01/15/29	322	297,912
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27	350	334,314
2.04%, 08/16/28	329	294,969
4.20%, 05/01/30	450	432,072
L3Harris Technologies, Inc.
3.85%, 12/15/26	398	389,418
5.40%, 01/15/27	930	943,178
4.40%, 06/15/28	1,163	1,146,892
5.05%, 06/01/29(b)	651	658,532
2.90%, 12/15/29	579	527,623
1.80%, 01/15/31	762	631,275
5.25%, 06/01/31	650	661,566
5.40%, 07/31/33	1,116	1,136,661
5.35%, 06/01/34	651	660,055
Lockheed Martin Corp.
4.95%, 10/15/25	318	318,464
3.55%, 01/15/26	931	915,448
5.10%, 11/15/27	420	427,966
4.45%, 05/15/28	394	393,899
4.50%, 02/15/29	542	543,007
1.85%, 06/15/30	316	272,561
3.90%, 06/15/32	632	602,808
5.25%, 01/15/33	800	830,025
4.75%, 02/15/34(b)	500	500,065
Northrop Grumman Corp.
3.20%, 02/01/27	400	386,671
Security	Par (000)	Value
Aerospace & Defense (continued)
Northrop Grumman Corp. (continued)
3.25%, 01/15/28	$1,555	$ 1,485,588
4.60%, 02/01/29	325	324,845
4.40%, 05/01/30	829	818,168
4.70%, 03/15/33(b)	778	769,226
4.90%, 06/01/34	682	679,759
RTX Corp.
3.95%, 08/16/25	829	819,732
5.00%, 02/27/26	215	215,610
2.65%, 11/01/26	500	477,785
5.75%, 11/08/26	1,022	1,043,214
3.50%, 03/15/27	829	804,355
3.13%, 05/04/27	899	862,455
4.13%, 11/16/28	2,621	2,567,412
5.75%, 01/15/29(b)	410	427,712
2.25%, 07/01/30	873	764,157
6.00%, 03/15/31	1,000	1,064,358
1.90%, 09/01/31	829	683,312
2.38%, 03/15/32	873	733,898
5.15%, 02/27/33	820	830,730
6.10%, 03/15/34	1,227	1,320,563
Textron, Inc., 3.00%, 06/01/30	829	749,305
		53,705,521
Automobile Components — 0.1%
Aptiv PLC/Aptiv Corp., 3.25%, 03/01/32(b)	488	430,989
BorgWarner, Inc., 2.65%, 07/01/27(b)	749	707,872
Lear Corp.
3.80%, 09/15/27	350	338,206
4.25%, 05/15/29	129	125,305
3.50%, 05/30/30	254	234,272
2.60%, 01/15/32	329	275,806
Magna International, Inc.
4.15%, 10/01/25	400	395,989
5.98%, 03/21/26	200	200,053
5.05%, 03/14/29(b)	180	182,817
2.45%, 06/15/30	455	402,763
5.50%, 03/21/33(b)	400	415,155
		3,709,227
Automobiles — 1.9%
American Honda Finance Corp.
1.00%, 09/10/25(b)	450	431,625
5.80%, 10/03/25	552	557,558
4.95%, 01/09/26	608	609,267
4.75%, 01/12/26	340	339,901
5.25%, 07/07/26	550	555,335
1.30%, 09/09/26	329	307,041
2.30%, 09/09/26	252	239,937
2.35%, 01/08/27	413	391,438
4.90%, 03/12/27(b)	275	277,073
4.90%, 07/09/27	300	302,385
4.70%, 01/12/28	100	100,443
3.50%, 02/15/28	252	243,154
2.00%, 03/24/28	447	408,613
5.13%, 07/07/28	400	407,210
5.65%, 11/15/28	750	780,417
2.25%, 01/12/29	413	374,537
4.90%, 03/13/29(b)	537	544,127
4.60%, 04/17/30(b)	320	320,371
5.85%, 10/04/30	250	265,727
1.80%, 01/13/31	300	251,384
5.05%, 07/10/31	300	303,671
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Automobiles (continued)
American Honda Finance Corp. (continued)
4.90%, 01/10/34	$511	$ 508,509
Cummins, Inc.
0.75%, 09/01/25	413	395,272
4.90%, 02/20/29	362	367,961
1.50%, 09/01/30	616	516,821
5.15%, 02/20/34(b)	543	555,771
Ford Motor Co.
4.35%, 12/08/26(b)	794	778,714
7.45%, 07/16/31	600	654,653
3.25%, 02/12/32	1,600	1,344,310
6.10%, 08/19/32(b)	1,100	1,113,549
General Motors Co.
6.13%, 10/01/25	1,106	1,117,115
4.20%, 10/01/27	829	810,252
6.80%, 10/01/27	496	520,764
5.00%, 10/01/28(b)	440	442,645
5.40%, 10/15/29(b)	665	674,179
5.60%, 10/15/32(b)	850	867,093
General Motors Financial Co., Inc.
6.05%, 10/10/25	500	504,851
1.25%, 01/08/26	1,100	1,041,297
5.25%, 03/01/26	796	797,413
5.40%, 04/06/26	1,060	1,065,643
1.50%, 06/10/26	829	777,294
4.00%, 10/06/26	440	431,056
4.35%, 01/17/27	735	723,908
2.35%, 02/26/27	829	777,724
5.00%, 04/09/27	800	800,997
5.40%, 05/08/27(b)	764	772,333
5.35%, 07/15/27	735	742,640
2.70%, 08/20/27	829	776,692
6.00%, 01/09/28	588	605,701
2.40%, 04/10/28	416	379,879
5.80%, 06/23/28	765	785,738
2.40%, 10/15/28	802	723,574
5.80%, 01/07/29(b)	1,032	1,060,254
5.65%, 01/17/29	163	166,423
4.30%, 04/06/29	650	629,262
5.55%, 07/15/29	575	586,177
5.85%, 04/06/30(b)	765	790,254
3.60%, 06/21/30	735	675,096
2.35%, 01/08/31	550	461,256
5.75%, 02/08/31	636	651,055
2.70%, 06/10/31	588	498,051
5.60%, 06/18/31	668	675,504
3.10%, 01/12/32	734	631,585
6.40%, 01/09/33(b)	750	792,123
6.10%, 01/07/34	868	894,504
5.95%, 04/04/34	820	835,353
Honda Motor Co. Ltd.
2.53%, 03/10/27	716	679,801
2.97%, 03/10/32(b)	637	571,457
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	1,289	1,558,826
PACCAR Financial Corp.
3.55%, 08/11/25	200	197,317
4.95%, 10/03/25	235	235,313
4.45%, 03/30/26	395	394,438
1.10%, 05/11/26(b)	530	498,201
5.05%, 08/10/26	300	302,820
5.20%, 11/09/26	375	380,160
Security	Par (000)	Value
Automobiles (continued)
PACCAR Financial Corp. (continued)
2.00%, 02/04/27	$225	$ 211,612
5.00%, 05/13/27	250	253,448
4.60%, 01/10/28	200	200,784
4.60%, 01/31/29	225	226,002
5.00%, 03/22/34	175	177,847
Toyota Motor Corp.
1.34%, 03/25/26	413	391,376
5.28%, 07/13/26(b)	160	161,798
5.12%, 07/13/28	200	204,431
3.67%, 07/20/28	278	270,764
2.76%, 07/02/29	120	111,634
2.36%, 03/25/31	413	363,199
5.12%, 07/13/33	175	186,224
Toyota Motor Credit Corp.
3.65%, 08/18/25	450	444,406
5.60%, 09/11/25	150	151,218
0.80%, 10/16/25(b)	900	858,364
5.40%, 11/10/25	400	402,965
4.80%, 01/05/26	683	683,921
0.80%, 01/09/26	450	425,912
5.20%, 05/15/26	250	252,310
4.45%, 05/18/26	880	876,574
1.13%, 06/18/26	712	667,346
5.00%, 08/14/26	400	402,696
5.40%, 11/20/26	640	651,221
3.20%, 01/11/27	500	484,441
1.90%, 01/13/27(b)	829	777,993
3.05%, 03/22/27	829	797,489
1.15%, 08/13/27	350	317,329
4.55%, 09/20/27	500	500,213
5.45%, 11/10/27	450	462,578
3.05%, 01/11/28	278	264,952
4.63%, 01/12/28	600	602,490
1.90%, 04/06/28	311	283,872
5.25%, 09/11/28	950	974,977
4.65%, 01/05/29(b)	607	609,890
3.65%, 01/08/29	179	172,748
5.05%, 05/16/29	712	727,140
4.45%, 06/29/29	606	604,605
2.15%, 02/13/30	413	364,693
3.38%, 04/01/30	829	779,086
4.55%, 05/17/30(b)	380	379,227
5.55%, 11/20/30	614	644,254
1.65%, 01/10/31	306	254,124
5.10%, 03/21/31	575	587,414
1.90%, 09/12/31	579	480,151
4.70%, 01/12/33(b)	278	275,875
4.80%, 01/05/34	479	476,681
Series B, 5.00%, 03/19/27	325	328,613
		65,277,679
Banks — 27.8%
African Development Bank
4.63%, 01/04/27	2,100	2,117,938
4.38%, 03/14/28	1,600	1,613,182
Asian Development Bank
3.75%, 04/25/28	1,500	1,483,155
4.50%, 08/25/28	2,000	2,033,056
4.00%, 01/12/33	1,700	1,679,111
3.88%, 06/14/33	1,500	1,467,585
4.13%, 01/12/34	1,300	1,297,079

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Asian Infrastructure Investment Bank
4.88%, 09/14/26	$1,200	$ 1,213,383
4.13%, 01/18/29(b)	2,000	2,007,419
Australia & New Zealand Banking Group Ltd./New York
5.67%, 10/03/25	750	757,383
3.70%, 11/16/25	450	444,200
5.09%, 12/08/25	750	753,043
5.00%, 03/18/26	1,000	1,003,955
4.75%, 01/18/27	1,000	1,004,943
4.90%, 07/16/27	630	636,886
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	600	573,292
5.38%, 03/13/29	600	611,488
(1-year CMT + 1.95%), 6.03%, 03/13/35(c)	600	616,947
(1-year CMT + 2.30%), 5.86%, 09/14/26(c)	400	402,123
(1-year CMT + 2.70%), 6.14%, 09/14/28(b)(c)	400	412,778
(1-year CMT + 3.30%), 7.88%, 11/15/34(c)	400	448,199
Banco Santander SA
5.15%, 08/18/25	1,000	996,413
5.18%, 11/19/25	800	796,751
1.85%, 03/25/26	1,600	1,515,856
4.25%, 04/11/27	1,000	980,518
5.29%, 08/18/27	1,000	1,005,686
3.80%, 02/23/28	400	382,460
4.38%, 04/12/28	800	782,013
5.59%, 08/08/28	800	819,346
6.61%, 11/07/28	1,000	1,066,046
3.31%, 06/27/29	600	557,691
3.49%, 05/28/30	600	551,126
2.75%, 12/03/30	800	683,547
2.96%, 03/25/31(b)	400	349,946
5.44%, 07/15/31	600	607,627
6.92%, 08/08/33	1,200	1,284,682
6.94%, 11/07/33	1,000	1,120,181
6.35%, 03/14/34	800	822,552
(1-year CMT + 0.90%), 1.72%, 09/14/27(c)	800	743,030
(1-year CMT + 0.95%), 5.37%, 07/15/28(c)	600	605,233
(1-year CMT + 1.25%), 5.55%, 03/14/28(c)	800	805,539
(1-year CMT + 1.45%), 5.54%, 03/14/30(c)	800	807,960
(1-year CMT + 1.60%), 3.23%, 11/22/32(c)	600	510,030
(1-year CMT + 1.65%), 6.53%, 11/07/27(c)	400	412,667
(1-year CMT + 2.00%), 4.18%, 03/24/28(c)	800	779,303
Bank of America Corp.
3.88%, 08/01/25	716	707,946
4.45%, 03/03/26	1,111	1,101,082
3.50%, 04/19/26	1,484	1,451,746
4.25%, 10/22/26	1,069	1,053,113
3.25%, 10/21/27	1,139	1,093,240
(1-day SOFR + 0.96%), 1.73%, 07/22/27(c)	4,522	4,242,873
(1-day SOFR + 1.01%), 1.20%, 10/24/26(c)	1,965	1,869,225
(1-day SOFR + 1.05%), 2.55%, 02/04/28(c)	908	857,529
(1-day SOFR + 1.06%), 2.09%, 06/14/29(c)	1,659	1,498,275
(1-day SOFR + 1.21%), 2.57%, 10/20/32(c)	1,828	1,554,553
(1-day SOFR + 1.22%), 2.30%, 07/21/32(c)	2,550	2,141,198
(1-day SOFR + 1.29%), 5.08%, 01/20/27(c)	1,600	1,600,482
(1-day SOFR + 1.32%), 2.69%, 04/22/32(c)	2,867	2,481,900
(1-day SOFR + 1.33%), 2.97%, 02/04/33(c)	3,386	2,933,134
(1-day SOFR + 1.34%), 5.93%, 09/15/27(c)	956	974,429
(1-day SOFR + 1.37%), 1.92%, 10/24/31(c)	1,409	1,180,447
(1-day SOFR + 1.53%), 1.90%, 07/23/31(c)	1,409	1,186,968
(1-day SOFR + 1.57%), 5.82%, 09/15/29(c)	2,032	2,104,418
(1-day SOFR + 1.58%), 4.38%, 04/27/28(c)	1,000	986,805
Security	Par (000)	Value
Banks (continued)
Bank of America Corp. (continued)
(1-day SOFR + 1.63%), 5.20%, 04/25/29(c)	$2,240	$ 2,266,252
(1-day SOFR + 1.65%), 5.47%, 01/23/35(b)(c)	3,379	3,452,579
(1-day SOFR + 1.83%), 4.57%, 04/27/33(c)	2,607	2,518,118
(1-day SOFR + 1.84%), 5.87%, 09/15/34(c)	2,300	2,413,786
(1-day SOFR + 1.91%), 5.29%, 04/25/34(c)	3,180	3,208,781
(1-day SOFR + 1.99%), 6.20%, 11/10/28(c)	1,275	1,326,846
(1-day SOFR + 2.04%), 4.95%, 07/22/28(c)	2,055	2,060,533
(1-day SOFR + 2.15%), 2.59%, 04/29/31(c)	2,000	1,766,129
(1-day SOFR + 2.16%), 5.02%, 07/22/33(b)(c)	2,776	2,772,951
(3-mo. CME Term SOFR + 1.25%), 2.50%, 02/13/31(c)	1,953	1,722,283
(3-mo. CME Term SOFR + 1.30%), 3.42%, 12/20/28(c)	4,051	3,868,214
(3-mo. CME Term SOFR + 1.32%), 3.56%, 04/23/27(c)	1,879	1,831,897
(3-mo. CME Term SOFR + 1.33%), 3.97%, 03/05/29(c)	2,643	2,564,238
(3-mo. CME Term SOFR + 1.44%), 3.19%, 07/23/30(c)	1,614	1,493,963
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30(c)	829	752,062
(3-mo. CME Term SOFR + 1.47%), 3.97%, 02/07/30(c)	2,359	2,271,711
(3-mo. CME Term SOFR + 1.57%), 4.27%, 07/23/29(c)	2,217	2,170,471
(3-mo. CME Term SOFR + 1.63%), 3.59%, 07/21/28(c)	1,613	1,555,718
(3-mo. CME Term SOFR + 1.77%), 3.71%, 04/24/28(c)	1,829	1,772,788
(3-mo. CME Term SOFR + 1.84%), 3.82%, 01/20/28(c)	1,659	1,616,066
(5-year CMT + 1.20%), 2.48%, 09/21/36(c)	829	677,505
(5-year CMT + 2.00%), 3.85%, 03/08/37(c)	1,400	1,256,841
Series L, 4.18%, 11/25/27	829	810,723
Series N, (1-day SOFR + 0.91%), 1.66%, 03/11/27(c)	2,409	2,281,415
Series N, (1-day SOFR + 1.22%), 2.65%, 03/11/32(c)	1,409	1,219,093
Bank of America N.A.
5.65%, 08/18/25	750	755,161
5.53%, 08/18/26	1,200	1,218,519
Bank of Montreal
5.92%, 09/25/25	704	711,084
5.30%, 06/05/26	800	807,203
1.25%, 09/15/26	761	706,234
5.27%, 12/11/26	674	682,169
2.65%, 03/08/27(b)	637	605,699
5.37%, 06/04/27(b)	500	509,425
5.20%, 02/01/28	900	914,516
5.72%, 09/25/28	500	517,971
5.51%, 06/04/31	500	515,470
(1-day SOFR + 0.60%), 0.95%, 01/22/27(c)	500	471,555
(5-year CMT + 1.40%), 3.09%, 01/10/37(c)	659	550,723
(5-year USD Swap + 1.43%), 3.80%, 12/15/32(c)	733	697,490
Series H, 4.70%, 09/14/27	700	700,523
Bank of New York Mellon Corp.
0.75%, 01/28/26	526	495,919
2.80%, 05/04/26	563	544,816
2.45%, 08/17/26	500	478,668
1.05%, 10/15/26	829	766,758
2.05%, 01/26/27	829	781,102
3.25%, 05/16/27	620	599,292
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of New York Mellon Corp. (continued)
3.40%, 01/29/28	$563	$ 541,884
3.85%, 04/28/28(b)	343	335,645
1.65%, 07/14/28	225	202,055
3.00%, 10/30/28	375	350,235
3.85%, 04/26/29	572	556,479
3.30%, 08/23/29	829	773,418
1.65%, 01/28/31	375	310,637
1.80%, 07/28/31	329	270,863
2.50%, 01/26/32(b)	413	353,608
(1-day SOFR + 0.84%), 4.89%, 07/21/28(c)	525	526,038
(1-day SOFR + 1.03%), 4.95%, 04/26/27(c)	1,312	1,314,368
(1-day SOFR + 1.09%), 4.98%, 03/14/30(c)	800	809,012
(1-day SOFR + 1.15%), 3.99%, 06/13/28(c)	100	97,795
(1-day SOFR + 1.17%), 4.54%, 02/01/29(c)	300	298,330
(1-day SOFR + 1.23%), 5.06%, 07/22/32(c)	525	531,441
(1-day SOFR + 1.42%), 4.29%, 06/13/33(c)	500	476,417
(1-day SOFR + 1.42%), 5.19%, 03/14/35(c)	800	806,865
(1-day SOFR + 1.51%), 4.71%, 02/01/34(c)	300	293,253
(1-day SOFR + 1.60%), 6.32%, 10/25/29(c)	1,375	1,457,819
(1-day SOFR + 1.85%), 6.47%, 10/25/34(c)	825	908,837
(1-day SOFR Index + 1.80%), 5.80%, 10/25/28(c)	590	608,385
(1-day SOFR Index + 2.07%), 5.83%, 10/25/33(c)	1,312	1,387,831
(3-mo. CME Term SOFR + 1.33%), 3.44%, 02/07/28(c)	875	846,501
Series J, (1-day SOFR + 1.61%), 4.97%, 04/26/34(c)	440	438,673
Bank of Nova Scotia
4.50%, 12/16/25	665	659,792
4.75%, 02/02/26	1,900	1,895,637
1.05%, 03/02/26	606	571,190
1.35%, 06/24/26	259	242,732
2.70%, 08/03/26	797	764,754
1.30%, 09/15/26	1,160	1,080,789
5.35%, 12/07/26	732	740,836
1.95%, 02/02/27	829	775,715
2.95%, 03/11/27	372	355,614
5.40%, 06/04/27	549	558,782
5.25%, 06/12/28	1,060	1,079,299
5.45%, 08/01/29	275	282,971
4.85%, 02/01/30(b)	600	602,239
2.15%, 08/01/31(b)	329	277,387
2.45%, 02/02/32	829	703,523
5.65%, 02/01/34	550	572,633
(5-year CMT + 2.05%), 4.59%, 05/04/37(c)	664	612,580
Barclays PLC
4.38%, 01/12/26	1,310	1,297,811
5.20%, 05/12/26	1,178	1,175,688
4.34%, 01/10/28	700	684,359
4.84%, 05/09/28	1,178	1,157,132
(1-day SOFR + 1.49%), 5.67%, 03/12/28(c)	800	810,433
(1-day SOFR + 1.74%), 5.69%, 03/12/30(c)	1,200	1,225,373
(1-day SOFR + 1.88%), 6.50%, 09/13/27(c)	800	821,898
(1-day SOFR + 2.21%), 5.83%, 05/09/27(c)	1,200	1,212,455
(1-day SOFR + 2.22%), 6.49%, 09/13/29(c)	650	683,701
(1-day SOFR + 2.62%), 6.69%, 09/13/34(c)	1,000	1,084,321
(1-day SOFR + 2.98%), 6.22%, 05/09/34(c)	1,300	1,367,665
(1-day SOFR + 3.57%), 7.12%, 06/27/34(c)	900	971,436
(1-year CMT + 1.05%), 2.28%, 11/24/27(c)	878	823,742
(1-year CMT + 1.20%), 2.67%, 03/10/32(c)	1,310	1,117,082
(1-year CMT + 1.30%), 2.89%, 11/24/32(c)	800	680,638
(1-year CMT + 1.90%), 2.65%, 06/24/31(b)(c)	500	435,978
(1-year CMT + 2.30%), 5.30%, 08/09/26(c)	800	799,047
Security	Par (000)	Value
Banks (continued)
Barclays PLC (continued)
(1-year CMT + 2.65%), 5.50%, 08/09/28(c)	$1,100	$ 1,112,255
(1-year CMT + 3.00%), 5.75%, 08/09/33(c)	600	613,714
(1-year CMT + 3.05%), 7.33%, 11/02/26(c)	1,700	1,737,227
(1-year CMT + 3.30%), 7.39%, 11/02/28(c)	900	959,397
(1-year CMT + 3.50%), 7.44%, 11/02/33(c)	1,200	1,354,911
(3-mo. LIBOR US + 1.90%), 4.97%, 05/16/29(c)	845	841,273
(3-mo. LIBOR US + 3.05%), 5.09%, 06/20/30(c)	878	858,404
(5-year CMT + 2.90%), 3.56%, 09/23/35(c)	678	598,187
BPCE SA, 3.38%, 12/02/26	400	387,569
Canadian Imperial Bank of Commerce
3.95%, 08/04/25	700	692,082
0.95%, 10/23/25	596	568,152
1.25%, 06/22/26	259	242,646
5.62%, 07/17/26	150	152,183
5.93%, 10/02/26	564	576,524
3.45%, 04/07/27	500	484,277
5.24%, 06/28/27	450	455,699
5.00%, 04/28/28	572	576,644
5.99%, 10/03/28(b)	250	261,306
5.26%, 04/08/29	800	813,327
3.60%, 04/07/32	664	602,907
6.09%, 10/03/33	650	690,342
Citibank N.A.
5.86%, 09/29/25	750	757,427
4.93%, 08/06/26	660	661,406
5.80%, 09/29/28	1,150	1,198,011
4.84%, 08/06/29	1,250	1,256,554
Series BKNT, 5.44%, 04/30/26	1,250	1,261,105
Series BKNT, 5.49%, 12/04/26	750	761,605
Series BKNT, 5.57%, 04/30/34	1,210	1,259,098
Citigroup, Inc.
5.50%, 09/13/25	829	831,600
3.70%, 01/12/26	1,429	1,404,095
4.60%, 03/09/26	920	913,338
3.40%, 05/01/26(b)	1,113	1,084,829
3.20%, 10/21/26	3,225	3,114,917
4.30%, 11/20/26(b)	645	635,586
4.45%, 09/29/27	1,989	1,962,111
4.13%, 07/25/28(b)	1,138	1,106,563
6.63%, 06/15/32	526	571,653
6.00%, 10/31/33	600	630,883
(1-day SOFR + 0.77%), 1.12%, 01/28/27(c)	1,578	1,486,904
(1-day SOFR + 0.77%), 1.46%, 06/09/27(c)	1,532	1,435,472
(1-day SOFR + 1.15%), 2.67%, 01/29/31(c)	1,429	1,271,351
(1-day SOFR + 1.17%), 2.56%, 05/01/32(c)	1,398	1,192,098
(1-day SOFR + 1.18%), 2.52%, 11/03/32(c)	900	757,393
(1-day SOFR + 1.28%), 3.07%, 02/24/28(c)	1,329	1,270,518
(1-day SOFR + 1.35%), 3.06%, 01/25/33(c)	3,493	3,033,042
(1-day SOFR + 1.36%), 5.17%, 02/13/30(c)	820	828,678
(1-day SOFR + 1.42%), 2.98%, 11/05/30(c)	1,420	1,290,352
(1-day SOFR + 1.45%), 5.45%, 06/11/35(c)	1,500	1,524,621
(1-day SOFR + 1.55%), 5.61%, 09/29/26(c)	1,490	1,496,332
(1-day SOFR + 1.89%), 4.66%, 05/24/28(c)	1,700	1,690,545
(1-day SOFR + 1.94%), 3.79%, 03/17/33(c)	2,977	2,714,632
(1-day SOFR + 2.06%), 5.83%, 02/13/35(c)	1,625	1,642,941
(1-day SOFR + 2.09%), 4.91%, 05/24/33(c)	1,150	1,130,456
(1-day SOFR + 2.11%), 2.57%, 06/03/31(c)	2,243	1,967,359
(1-day SOFR + 2.34%), 6.27%, 11/17/33(c)	2,000	2,140,737
(1-day SOFR + 2.66%), 6.17%, 05/25/34(c)	1,935	2,004,151
(1-day SOFR + 3.91%), 4.41%, 03/31/31(c)	2,579	2,504,279
(3-mo. CME Term SOFR + 1.41%), 3.52%, 10/27/28(c)	1,451	1,390,543

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Citigroup, Inc. (continued)
(3-mo. CME Term SOFR + 1.45%), 4.08%, 04/23/29(b)(c)	$1,000	$ 973,261
(3-mo. CME Term SOFR + 1.60%), 3.98%, 03/20/30(c)	1,873	1,798,810
(3-mo. CME Term SOFR + 1.65%), 3.67%, 07/24/28(c)	1,354	1,307,883
(3-mo. CME Term SOFR + 1.82%), 3.89%, 01/10/28(c)	1,490	1,453,798
Citizens Bank NA/Providence RI
(1-day SOFR + 2.00%), 4.58%, 08/09/28(c)	350	342,987
Series BKNT, 3.75%, 02/18/26	400	390,214
Citizens Financial Group, Inc.
2.85%, 07/27/26	193	184,567
2.50%, 02/06/30	279	241,888
3.25%, 04/30/30	450	406,585
2.64%, 09/30/32	300	237,402
(1-day SOFR + 1.91%), 5.72%, 07/23/32(c)	475	480,045
(1-day SOFR + 2.01%), 5.84%, 01/23/30(c)	792	804,749
(1-day SOFR + 2.33%), 6.65%, 04/25/35(b)(c)	450	479,489
(5-year CMT + 2.75%), 5.64%, 05/21/37(b)(c)	200	191,002
Comerica Bank, (1-day SOFR + 2.61%), 5.33%, 08/25/33(c)	250	228,294
Comerica, Inc.
4.00%, 02/01/29(b)	829	775,350
(1-day SOFR + 2.16%), 5.98%, 01/30/30(c)	548	548,998
Commonwealth Bank of Australia/New York
5.50%, 09/12/25	750	755,507
5.32%, 03/13/26	650	656,558
Cooperatieve Rabobank UA
4.38%, 08/04/25	600	593,531
Series BKNT, 3.75%, 07/21/26	1,037	1,009,754
Cooperatieve Rabobank UA/New York
4.85%, 01/09/26	500	500,629
5.50%, 10/05/26	250	253,903
5.04%, 03/05/27	250	252,356
4.80%, 01/09/29	250	251,721
Corp. Andina de Fomento, 5.00%, 01/24/29	1,200	1,218,905
Credit Suisse AG/New York
1.25%, 08/07/26	1,050	976,907
5.00%, 07/09/27	650	653,550
7.50%, 02/15/28	1,800	1,950,079
Deutsche Bank AG/New York
4.10%, 01/13/26(b)	288	284,279
1.69%, 03/19/26	400	380,082
5.41%, 05/10/29	680	693,190
(1-day SOFR + 1.22%), 2.31%, 11/16/27(c)	1,667	1,558,070
(1-day SOFR + 1.32%), 2.55%, 01/07/28(c)	1,348	1,263,614
(1-day SOFR + 1.59%), 5.71%, 02/08/28(c)	600	605,466
(1-day SOFR + 1.72%), 3.04%, 05/28/32(c)	455	392,111
(1-day SOFR + 1.87%), 2.13%, 11/24/26(c)	919	880,406
(1-day SOFR + 2.26%), 3.74%, 01/07/33(c)	950	799,958
(1-day SOFR + 2.51%), 6.82%, 11/20/29(c)	950	1,003,944
(1-day SOFR + 2.52%), 7.15%, 07/13/27(c)	700	723,193
(1-day SOFR + 2.76%), 3.73%, 01/14/32(c)	650	563,288
(1-day SOFR + 3.04%), 3.55%, 09/18/31(c)	1,159	1,045,258
(1-day SOFR + 3.18%), 6.72%, 01/18/29(c)	950	992,806
(1-day SOFR + 3.65%), 7.08%, 02/10/34(c)	850	882,270
(1-day SOFR + 5.44%), 5.88%, 07/08/31(c)	200	200,153
(5-year USD ICE Swap + 2.55%), 4.88%, 12/01/32(c)	350	334,413
Discover Bank
Series BKNT, 4.25%, 03/13/26	300	295,538
Security	Par (000)	Value
Banks (continued)
Discover Bank (continued)
Series BKNT, 3.45%, 07/27/26	$400	$ 386,002
Series BKNT, 4.65%, 09/13/28	350	342,410
Series BKNT, 2.70%, 02/06/30	300	263,973
European Bank for Reconstruction & Development, 4.38%, 03/09/28	1,100	1,110,276
European Investment Bank
3.88%, 03/15/28	3,000	2,980,935
4.50%, 10/16/28	2,400	2,442,408
4.00%, 02/15/29	3,500	3,497,719
3.63%, 07/15/30	3,200	3,131,941
3.75%, 02/14/33(b)	4,000	3,889,296
Fifth Third Bancorp
2.55%, 05/05/27	259	243,284
3.95%, 03/14/28(b)	400	387,967
(1-day SOFR + 0.69%), 1.71%, 11/01/27(c)	829	770,061
(1-day SOFR + 1.36%), 4.06%, 04/25/28(c)	279	270,666
(1-day SOFR + 1.66%), 4.34%, 04/25/33(c)	279	259,816
(1-day SOFR + 1.84%), 5.63%, 01/29/32(c)	540	548,726
(1-day SOFR + 2.34%), 6.34%, 07/27/29(c)	680	708,758
(1-day SOFR Index + 2.13%), 4.77%, 07/28/30(c)	670	658,160
(1-day SOFR Index + 2.19%), 6.36%, 10/27/28(c)	484	501,127
Fifth Third Bank N.A.
Series BKNT, 3.85%, 03/15/26	300	293,185
Series BKNT, 2.25%, 02/01/27	350	327,683
First Horizon Bank, Series BKNT, 5.75%, 05/01/30(b)	250	245,403
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	225	232,206
Goldman Sachs Bank USA/New York(c)
(1-day SOFR + 0.75%), 5.41%, 05/21/27	1,625	1,636,301
Series BKNT, (1-day SOFR + 0.78%), 5.28%, 03/18/27	1,975	1,982,884
Goldman Sachs Group, Inc.
4.25%, 10/21/25	869	859,671
3.75%, 02/25/26	1,613	1,585,616
3.50%, 11/16/26	1,659	1,611,280
5.95%, 01/15/27	463	474,551
3.85%, 01/26/27	1,659	1,622,820
2.60%, 02/07/30	1,609	1,439,313
3.80%, 03/15/30	1,334	1,271,373
6.13%, 02/15/33	518	562,574
(1-day SOFR + 0.80%), 1.43%, 03/09/27(c)	1,865	1,757,989
(1-day SOFR + 0.82%), 1.54%, 09/10/27(c)	1,659	1,543,378
(1-day SOFR + 0.91%), 1.95%, 10/21/27(c)	2,767	2,588,783
(1-day SOFR + 1.08%), 5.80%, 08/10/26(c)	1,300	1,305,988
(1-day SOFR + 1.09%), 1.99%, 01/27/32(c)	1,710	1,418,342
(1-day SOFR + 1.11%), 2.64%, 02/24/28(c)	1,693	1,598,433
(1-day SOFR + 1.21%), 5.05%, 07/23/30(c)	1,250	1,256,339
(1-day SOFR + 1.25%), 2.38%, 07/21/32(c)	3,423	2,879,072
(1-day SOFR + 1.26%), 2.65%, 10/21/32(c)	1,981	1,685,443
(1-day SOFR + 1.27%), 5.73%, 04/25/30(c)	1,595	1,647,942
(1-day SOFR + 1.28%), 2.62%, 04/22/32(c)	2,118	1,821,085
(1-day SOFR + 1.41%), 3.10%, 02/24/33(c)	3,044	2,659,595
(1-day SOFR + 1.51%), 4.39%, 06/15/27(c)	620	612,239
(1-day SOFR + 1.55%), 5.85%, 04/25/35(c)	1,835	1,916,888
(1-day SOFR + 1.55%), 5.33%, 07/23/35(c)	1,750	1,762,739
(1-day SOFR + 1.73%), 4.48%, 08/23/28(c)	1,253	1,237,485
(1-day SOFR + 1.77%), 6.48%, 10/24/29(c)	1,626	1,721,578
(1-day SOFR + 1.85%), 3.62%, 03/15/28(c)	2,021	1,956,111
(1-day SOFR + 1.95%), 6.56%, 10/24/34(b)(c)	1,300	1,426,611
(3-mo. CME Term SOFR + 1.42%), 3.81%, 04/23/29(c)	1,659	1,595,969
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(c)	2,279	2,224,610
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Goldman Sachs Group, Inc. (continued)
(3-mo. CME Term SOFR + 1.77%), 3.69%, 06/05/28(c)	$1,873	$ 1,812,518
Series VAR, (1-day SOFR + 0.79%), 1.09%, 12/09/26(c)	1,301	1,229,362
HSBC Holdings PLC
4.38%, 11/23/26	1,310	1,289,759
4.95%, 03/31/30	1,686	1,696,503
(1-day SOFR + 1.06%), 5.60%, 05/17/28(c)	1,255	1,272,194
(1-day SOFR + 1.19%), 2.80%, 05/24/32(c)	2,264	1,938,821
(1-day SOFR + 1.29%), 2.21%, 08/17/29(c)	1,450	1,301,387
(1-day SOFR + 1.41%), 2.87%, 11/22/32(c)	1,310	1,115,584
(1-day SOFR + 1.46%), 5.55%, 03/04/30(c)	800	815,093
(1-day SOFR + 1.52%), 5.73%, 05/17/32(c)	800	819,562
(1-day SOFR + 1.57%), 5.89%, 08/14/27(c)	1,000	1,014,919
(1-day SOFR + 1.73%), 2.01%, 09/22/28(c)	1,278	1,166,893
(1-day SOFR + 1.78%), 5.72%, 03/04/35(b)(c)	800	822,990
(1-day SOFR + 1.95%), 2.36%, 08/18/31(c)	1,000	855,130
(1-day SOFR + 1.97%), 6.16%, 03/09/29(c)	1,550	1,609,392
(1-day SOFR + 2.11%), 4.76%, 06/09/28(c)	2,500	2,484,153
(1-day SOFR + 2.39%), 2.85%, 06/04/31(c)	1,310	1,159,302
(1-day SOFR + 2.39%), 6.25%, 03/09/34(c)	1,700	1,812,051
(1-day SOFR + 2.53%), 4.76%, 03/29/33(c)	1,135	1,076,118
(1-day SOFR + 2.61%), 5.21%, 08/11/28(c)	1,900	1,912,123
(1-day SOFR + 2.87%), 5.40%, 08/11/33(c)	1,000	1,009,519
(1-day SOFR + 2.98%), 6.55%, 06/20/34(c)	1,200	1,267,346
(1-day SOFR + 3.02%), 7.40%, 11/13/34(c)	1,170	1,299,318
(1-day SOFR + 4.25%), 8.11%, 11/03/33(c)	1,000	1,154,885
(3-mo. CME Term SOFR + 1.61%), 4.29%, 09/12/26(c)	2,489	2,460,623
(3-mo. CME Term SOFR + 1.80%), 4.58%, 06/19/29(c)	1,689	1,661,596
(3-mo. CME Term SOFR + 1.81%), 4.04%, 03/13/28(c)	1,989	1,937,916
(3-mo. CME Term SOFR + 1.87%), 3.97%, 05/22/30(c)	2,039	1,942,251
(1-day SOFR + 3.03%), 7.34%, 11/03/26(c)	1,500	1,538,763
(1-day SOFR + 3.35%), 7.39%, 11/03/28(c)	1,805	1,931,150
HSBC USA, Inc., 5.29%, 03/04/27	335	339,731
Huntington Bancshares, Inc.
2.55%, 02/04/30	660	580,074
(1-day SOFR + 1.97%), 4.44%, 08/04/28(c)	450	442,623
(1-day SOFR + 2.02%), 6.21%, 08/21/29(c)	600	623,489
(1-day SOFR + 2.05%), 5.02%, 05/17/33(c)	200	192,969
(1-day SOFR Index + 1.87%), 5.71%, 02/02/35(c)	750	757,876
(5-year CMT + 1.17%), 2.49%, 08/15/36(b)(c)	324	253,522
Huntington National Bank
5.65%, 01/10/30	400	408,823
(1-day SOFR Index + 1.65%), 4.55%, 05/17/28(c)	750	739,412
ING Groep NV
3.95%, 03/29/27	1,000	977,271
4.55%, 10/02/28	878	869,000
4.05%, 04/09/29(b)	478	461,927
(1-day SOFR + 1.01%), 1.73%, 04/01/27(b)(c)	700	662,017
(1-day SOFR + 1.32%), 2.73%, 04/01/32(c)	450	389,286
(1-day SOFR + 1.44%), 5.34%, 03/19/30(c)	1,000	1,013,327
(1-day SOFR + 1.56%), 6.08%, 09/11/27(c)	800	816,261
(1-day SOFR + 1.77%), 5.55%, 03/19/35(c)	1,000	1,013,886
(1-day SOFR + 1.83%), 4.02%, 03/28/28(c)	1,489	1,454,946
(1-day SOFR + 2.07%), 4.25%, 03/28/33(b)(c)	600	568,263
(1-day SOFR + 2.09%), 6.11%, 09/11/34(c)	1,000	1,055,600
Security	Par (000)	Value
Banks (continued)
Inter-American Development Bank
4.50%, 05/15/26	$1,200	$ 1,201,672
4.38%, 02/01/27	1,000	1,003,942
4.00%, 01/12/28(b)	2,100	2,093,268
4.13%, 02/15/29	2,600	2,611,221
3.50%, 04/12/33	1,400	1,332,776
4.50%, 09/13/33	1,300	1,332,576
Inter-American Investment Corp., 4.75%, 09/19/28(b)	300	306,215
International Bank for Reconstruction & Development
4.50%, 06/26/28	700	698,831
3.50%, 07/12/28	2,500	2,449,593
4.63%, 08/01/28	2,000	2,041,729
3.88%, 02/14/30	3,000	2,976,135
4.00%, 07/25/30	2,300	2,294,792
4.00%, 01/10/31	3,300	3,289,131
4.75%, 11/14/33(b)	2,100	2,195,228
International Finance Corp.
4.38%, 01/15/27(b)	1,000	1,003,974
4.50%, 07/13/28	1,100	1,118,245
JPMorgan Chase & Co.
3.30%, 04/01/26	1,861	1,817,169
3.20%, 06/15/26	829	805,926
2.95%, 10/01/26	2,573	2,478,351
7.63%, 10/15/26	413	437,494
4.13%, 12/15/26	1,489	1,467,622
4.25%, 10/01/27	413	408,665
3.63%, 12/01/27(b)	829	803,636
(1-day SOFR + 0.77%), 1.47%, 09/22/27(c)	2,277	2,118,268
(1-day SOFR + 0.80%), 1.05%, 11/19/26(c)	1,850	1,754,563
(1-day SOFR + 0.89%), 1.58%, 04/22/27(c)	2,375	2,240,636
(1-day SOFR + 0.93%), 5.57%, 04/22/28(c)	1,350	1,374,723
(1-day SOFR + 0.93%), 4.98%, 07/22/28(c)	1,130	1,135,748
(1-day SOFR + 1.02%), 2.07%, 06/01/29(c)	1,160	1,048,827
(1-day SOFR + 1.07%), 1.95%, 02/04/32(c)	1,659	1,383,988
(1-day SOFR + 1.13%), 5.00%, 07/22/30(c)	1,725	1,737,613
(1-day SOFR + 1.16%), 5.58%, 04/22/30(c)	1,950	2,010,444
(1-day SOFR + 1.17%), 2.95%, 02/24/28(c)	534	509,437
(1-day SOFR + 1.18%), 2.55%, 11/08/32(c)	2,572	2,193,095
(1-day SOFR + 1.19%), 5.04%, 01/23/28(c)	2,071	2,079,772
(1-day SOFR + 1.26%), 2.96%, 01/25/33(c)	2,457	2,139,805
(1-day SOFR + 1.31%), 5.01%, 01/23/30(c)	1,250	1,259,935
(1-day SOFR + 1.33%), 6.07%, 10/22/27(c)	970	995,117
(1-day SOFR + 1.45%), 5.30%, 07/24/29(c)	1,245	1,266,435
(1-day SOFR + 1.46%), 5.29%, 07/22/35(c)	1,975	2,002,785
(1-day SOFR + 1.49%), 5.77%, 04/22/35(c)	2,070	2,167,929
(1-day SOFR + 1.56%), 4.32%, 04/26/28(c)	2,298	2,269,038
(1-day SOFR + 1.57%), 6.09%, 10/23/29(c)	1,725	1,809,313
(1-day SOFR + 1.62%), 5.34%, 01/23/35(c)	1,676	1,703,823
(1-day SOFR + 1.75%), 4.57%, 06/14/30(c)	1,300	1,284,333
(1-day SOFR + 1.80%), 4.59%, 04/26/33(c)	1,598	1,551,278
(1-day SOFR + 1.81%), 6.25%, 10/23/34(c)	1,570	1,699,010
(1-day SOFR + 1.85%), 5.35%, 06/01/34(c)	2,915	2,968,302
(1-day SOFR + 1.89%), 2.18%, 06/01/28(c)	1,500	1,395,188
(1-day SOFR + 1.99%), 4.85%, 07/25/28(c)	3,000	3,003,679
(1-day SOFR + 2.04%), 2.52%, 04/22/31(c)	1,325	1,171,304
(1-day SOFR + 2.08%), 4.91%, 07/25/33(c)	3,050	3,029,517
(1-day SOFR + 2.58%), 5.72%, 09/14/33(b)(c)	3,002	3,099,324
(3-mo. CME Term SOFR + 0.70%), 1.04%, 02/04/27(c)	1,650	1,553,615
(3-mo. CME Term SOFR + 1.11%), 1.76%, 11/19/31(b)(c)	829	690,548

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
JPMorgan Chase & Co. (continued)
(3-mo. CME Term SOFR + 1.21%), 3.51%, 01/23/29(c)	$1,529	$ 1,467,166
(3-mo. CME Term SOFR + 1.25%), 2.58%, 04/22/32(c)	2,242	1,932,227
(3-mo. CME Term SOFR + 1.38%), 4.01%, 04/23/29(c)	919	893,253
(3-mo. CME Term SOFR + 1.42%), 3.70%, 05/06/30(c)	1,229	1,169,362
(3-mo. CME Term SOFR + 1.51%), 3.96%, 01/29/27(c)	1,488	1,464,871
(3-mo. CME Term SOFR + 1.51%), 2.74%, 10/15/30(c)	2,791	2,521,882
(3-mo. CME Term SOFR + 1.52%), 4.20%, 07/23/29(c)	2,373	2,319,739
(3-mo. CME Term SOFR + 1.59%), 4.45%, 12/05/29(c)	1,023	1,008,252
(3-mo. CME Term SOFR + 1.60%), 3.78%, 02/01/28(c)	1,909	1,860,009
(3-mo. CME Term SOFR + 1.64%), 3.54%, 05/01/28(c)	1,450	1,400,304
(3-mo. CME Term SOFR + 2.52%), 2.96%, 05/13/31(c)	2,091	1,863,594
(3-mo. CME Term SOFR + 3.79%), 4.49%, 03/24/31(c)	2,759	2,708,492
JPMorgan Chase Bank NA, Class BN, 5.11%, 12/08/26	2,000	2,017,451
KeyBank NA
Series BKNT, 4.15%, 08/08/25(b)	800	789,923
Series BKNT, 3.40%, 05/20/26	450	432,797
Series BKNT, 6.95%, 02/01/28	550	573,365
Series BKNT, 3.90%, 04/13/29	261	240,403
Series BKNT, 4.90%, 08/08/32(b)	300	277,382
KeyBank NA/Cleveland OH
4.70%, 01/26/26	350	345,806
5.00%, 01/26/33	700	662,533
Series BKNT, 5.85%, 11/15/27(b)	500	506,655
KeyCorp.
4.15%, 10/29/25	279	275,239
2.25%, 04/06/27	446	412,163
4.10%, 04/30/28(b)	345	331,605
2.55%, 10/01/29(b)	413	360,878
(1-day SOFR Index + 2.06%), 4.79%, 06/01/33(b)(c)	200	187,262
(1-day SOFR Index + 2.42%), 6.40%, 03/06/35(c)	658	686,076
Kreditanstalt fuer Wiederaufbau
5.13%, 09/29/25	2,400	2,411,581
0.63%, 01/22/26	1,659	1,567,952
3.63%, 04/01/26	1,000	986,911
4.63%, 08/07/26(b)	3,000	3,017,374
4.38%, 03/01/27	3,000	3,014,073
3.00%, 05/20/27	2,700	2,618,795
3.75%, 02/15/28(b)	1,650	1,632,265
2.88%, 04/03/28	1,150	1,103,532
3.88%, 06/15/28	3,000	2,980,063
4.00%, 03/15/29(b)	3,000	2,999,619
1.75%, 09/14/29	1,243	1,114,146
0.75%, 09/30/30	789	650,030
4.75%, 10/29/30(b)	1,500	1,559,778
4.13%, 07/15/33	2,600	2,595,101
4.38%, 02/28/34(b)	1,200	1,222,594
Landwirtschaftliche Rentenbank
0.88%, 09/03/30	1,659	1,373,784
Security	Par (000)	Value
Banks (continued)
Landwirtschaftliche Rentenbank (continued)
5.00%, 10/24/33	$600	$ 637,192
Series 37, 2.50%, 11/15/27	1,400	1,329,147
Lloyds Banking Group PLC
4.58%, 12/10/25	800	791,171
4.65%, 03/24/26	1,200	1,187,609
3.75%, 01/11/27	800	778,915
4.38%, 03/22/28	878	862,804
4.55%, 08/16/28	1,310	1,295,482
(1-year CMT + 0.85%), 1.63%, 05/11/27(c)	800	752,857
(1-year CMT + 1.07%), 5.72%, 06/05/30(c)	1,000	1,028,099
(1-year CMT + 1.38%), 5.46%, 01/05/28(c)	800	807,705
(1-year CMT + 1.48%), 5.99%, 08/07/27(c)	1,500	1,525,518
(1-year CMT + 1.70%), 5.87%, 03/06/29(c)	1,000	1,029,357
(1-year CMT + 1.75%), 4.72%, 08/11/26(c)	600	596,156
(1-year CMT + 1.75%), 5.68%, 01/05/35(c)	1,200	1,228,604
(1-year CMT + 1.80%), 3.75%, 03/18/28(c)	478	463,388
(1-year CMT + 2.30%), 4.98%, 08/11/33(c)	900	882,345
(1-year CMT + 3.75%), 7.95%, 11/15/33(c)	450	514,347
(3-mo. LIBOR US + 1.21%), 3.57%, 11/07/28(c)	900	860,950
M&T Bank Corp.(c)
(1-day SOFR + 1.85%), 5.05%, 01/27/34	600	573,025
(1-day SOFR + 2.26%), 6.08%, 03/13/32(b)	466	475,376
(1-day SOFR + 2.80%), 7.41%, 10/30/29	500	537,247
(1-day SOFR Index + 1.78%), 4.55%, 08/16/28	450	438,881
Manufacturers & Traders Trust Co.
5.40%, 11/21/25	300	301,292
4.65%, 01/27/26	700	692,931
4.70%, 01/27/28	700	688,414
Series BKNT, 3.40%, 08/17/27	250	237,037
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/26	1,600	1,573,389
2.76%, 09/13/26	600	575,032
3.68%, 02/22/27	590	575,961
3.29%, 07/25/27(b)	829	797,202
3.96%, 03/02/28	829	809,894
4.05%, 09/11/28	590	579,059
3.74%, 03/07/29(b)	1,659	1,595,194
3.20%, 07/18/29	1,300	1,211,712
2.56%, 02/25/30	1,310	1,166,036
2.05%, 07/17/30	1,310	1,121,740
(1-year CMT + 0.67%), 1.64%, 10/13/27(c)	750	699,465
(1-year CMT + 0.75%), 1.54%, 07/20/27(c)	1,500	1,405,537
(1-year CMT + 0.82%), 5.26%, 04/17/30(c)	400	406,554
(1-year CMT + 0.83%), 2.34%, 01/19/28(c)	750	706,162
(1-year CMT + 0.95%), 2.31%, 07/20/32(c)	1,310	1,101,891
(1-year CMT + 0.97%), 2.49%, 10/13/32(c)	600	508,364
(1-year CMT + 1.00%), 5.43%, 04/17/35(c)	1,000	1,022,339
(1-year CMT + 1.10%), 2.85%, 01/19/33(c)	600	518,366
(1-year CMT + 1.30%), 4.08%, 04/19/28(c)	600	588,278
(1-year CMT + 1.38%), 5.42%, 02/22/29(c)	480	489,156
(1-year CMT + 1.53%), 5.48%, 02/22/31(c)	440	451,949
(1-year CMT + 1.55%), 4.32%, 04/19/33(c)	600	572,117
(1-year CMT + 1.63%), 5.44%, 02/22/34(c)	755	776,789
(1-year CMT + 1.70%), 5.24%, 04/19/29(c)	335	339,744
(1-year CMT + 1.90%), 5.35%, 09/13/28(c)	955	968,815
(1-year CMT + 1.95%), 5.02%, 07/20/28(c)	900	906,155
(1-year CMT + 1.97%), 5.41%, 04/19/34(b)(c)	600	616,454
(1-year CMT + 2.13%), 5.13%, 07/20/33(c)	900	906,579
(1-year CMT + 2.13%), 5.47%, 09/13/33(c)	450	463,561
Mizuho Financial Group, Inc.
2.84%, 09/13/26	800	766,197
3.66%, 02/28/27	400	388,829
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc. (continued)
3.17%, 09/11/27(b)	$478	$ 455,066
4.02%, 03/05/28	800	781,536
2.56%, 09/13/31	610	507,769
(1-year CMT + 0.67%), 1.23%, 05/22/27(c)	1,310	1,224,530
(1-year CMT + 0.75%), 1.55%, 07/09/27(c)	700	655,686
(1-year CMT + 0.87%), 2.17%, 05/22/32(c)	400	331,055
(1-year CMT + 0.90%), 2.26%, 07/09/32(c)	400	332,441
(1-year CMT + 1.08%), 5.38%, 07/10/30(c)	200	203,736
(1-year CMT + 1.12%), 5.38%, 05/26/30(c)	640	650,931
(1-year CMT + 1.25%), 3.26%, 05/22/30(c)	200	185,449
(1-year CMT + 1.30%), 5.58%, 05/26/35(c)	400	409,506
(1-year CMT + 1.30%), 5.59%, 07/10/35(c)	550	562,146
(1-year CMT + 1.50%), 5.67%, 05/27/29(c)	800	819,923
(1-year CMT + 1.65%), 5.78%, 07/06/29(c)	800	823,020
(1-year CMT + 1.65%), 5.74%, 05/27/31(c)	300	310,682
(1-year CMT + 1.80%), 5.75%, 05/27/34(c)	600	622,097
(1-year CMT + 1.90%), 5.75%, 07/06/34(c)	600	622,509
(1-year CMT + 2.05%), 5.41%, 09/13/28(c)	600	608,942
(1-year CMT + 2.40%), 5.67%, 09/13/33(c)	300	308,924
(3-mo. CME Term SOFR + 1.33%), 2.59%, 05/25/31(c)	700	613,497
(3-mo. CME Term SOFR + 1.39%), 3.15%, 07/16/30(c)	478	439,608
(3-mo. CME Term SOFR + 1.53%), 4.25%, 09/11/29(c)	600	583,684
(3-mo. CME Term SOFR + 1.53%), 1.98%, 09/08/31(c)	300	251,572
(3-mo. CME Term SOFR + 1.57%), 2.87%, 09/13/30(c)	420	379,350
(3-mo. CME Term SOFR + 1.77%), 2.20%, 07/10/31(c)	478	408,290
Morgan Stanley
5.00%, 11/24/25	1,036	1,034,930
3.88%, 01/27/26	1,450	1,427,882
3.13%, 07/27/26	1,763	1,706,507
6.25%, 08/09/26	1,400	1,435,656
4.35%, 09/08/26	1,243	1,228,284
3.63%, 01/20/27	1,659	1,619,070
3.95%, 04/23/27	1,063	1,036,832
3.59%, 07/22/28(c)	1,866	1,794,252
7.25%, 04/01/32	400	461,512
(1-day SOFR + 0.72%), 0.99%, 12/10/26(c)	1,493	1,408,487
(1-day SOFR + 0.86%), 1.51%, 07/20/27(c)	1,584	1,481,159
(1-day SOFR + 0.88%), 1.59%, 05/04/27(c)	2,544	2,396,356
(1-day SOFR + 1.00%), 2.48%, 01/21/28(c)	1,181	1,113,267
(1-day SOFR + 1.01%), 5.65%, 04/13/28(c)	1,325	1,349,427
(1-day SOFR + 1.02%), 1.93%, 04/28/32(c)	1,572	1,292,374
(1-day SOFR + 1.03%), 1.79%, 02/13/32(c)	2,642	2,164,995
(1-day SOFR + 1.14%), 2.70%, 01/22/31(c)	2,159	1,928,185
(1-day SOFR + 1.18%), 2.24%, 07/21/32(b)(c)	2,063	1,723,002
(1-day SOFR + 1.20%), 2.51%, 10/20/32(c)	2,864	2,417,314
(1-day SOFR + 1.22%), 5.04%, 07/19/30(c)	1,530	1,541,715
(1-day SOFR + 1.26%), 5.66%, 04/18/30(c)	1,115	1,149,670
(1-day SOFR + 1.29%), 2.94%, 01/21/33(c)	1,662	1,439,353
(1-day SOFR + 1.30%), 5.05%, 01/28/27(c)	1,480	1,481,356
(1-day SOFR + 1.36%), 2.48%, 09/16/36(c)	1,617	1,311,658
(1-day SOFR + 1.45%), 5.17%, 01/16/30(c)	1,425	1,442,172
(1-day SOFR + 1.56%), 5.32%, 07/19/35(b)(c)	1,450	1,461,435
(1-day SOFR + 1.58%), 5.83%, 04/19/35(c)	2,181	2,279,753
(1-day SOFR + 1.59%), 5.16%, 04/20/29(c)	1,710	1,727,715
(1-day SOFR + 1.61%), 4.21%, 04/20/28(c)	1,554	1,528,382
(1-day SOFR + 1.63%), 5.45%, 07/20/29(c)	1,480	1,511,110
Security	Par (000)	Value
Banks (continued)
Morgan Stanley (continued)
(1-day SOFR + 1.73%), 5.12%, 02/01/29(c)	$1,195	$ 1,206,216
(1-day SOFR + 1.73%), 5.47%, 01/18/35(c)	2,438	2,482,967
(1-day SOFR + 1.77%), 6.14%, 10/16/26(c)	674	681,475
(1-day SOFR + 1.83%), 6.41%, 11/01/29(c)	1,280	1,354,093
(1-day SOFR + 1.87%), 5.25%, 04/21/34(c)	2,190	2,200,682
(1-day SOFR + 1.88%), 5.42%, 07/21/34(c)	1,295	1,314,311
(1-day SOFR + 2.05%), 6.63%, 11/01/34(c)	1,178	1,298,140
(1-day SOFR + 2.08%), 4.89%, 07/20/33(c)	1,165	1,148,995
(1-day SOFR + 2.24%), 6.30%, 10/18/28(c)	800	833,937
(1-day SOFR + 2.56%), 6.34%, 10/18/33(c)	2,181	2,359,174
(1-day SOFR + 2.62%), 5.30%, 04/20/37(c)	1,078	1,057,647
(1-day SOFR + 3.12%), 3.62%, 04/01/31(c)	1,786	1,672,948
(3-mo. CME Term SOFR + 1.40%), 3.77%, 01/24/29(c)	2,045	1,974,694
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(c)	2,017	1,980,608
(5-year CMT + 1.80%), 5.94%, 02/07/39(c)	900	912,176
(5-year CMT + 2.43%), 5.95%, 01/19/38(c)	1,210	1,234,341
Morgan Stanley Bank NA
Series BKNT, 4.75%, 04/21/26	780	779,366
Series BKNT, 5.88%, 10/30/26	750	766,994
Series BKNT, (1-day SOFR + 0.87%), 5.50%, 05/26/28(c)	1,800	1,829,365
Series BKNT, (1-day SOFR + 0.93%), 4.97%, 07/14/28(b)(c)	925	928,309
Series BKNT, (1-day SOFR + 1.08%), 4.95%, 01/14/28(c)	640	640,899
National Australia Bank Ltd./New York
4.75%, 12/10/25	850	849,611
4.97%, 01/12/26	750	751,823
3.38%, 01/14/26	500	490,861
3.91%, 06/09/27	1,000	983,911
5.09%, 06/11/27	880	891,632
4.94%, 01/12/28	700	708,514
4.90%, 06/13/28	650	658,089
4.79%, 01/10/29	750	758,242
Series BKNT, 2.50%, 07/12/26	847	812,622
National Bank of Canada
5.60%, 12/18/28	750	773,557
(1-day SOFR + 1.04%), 5.60%, 07/02/27(c)	250	252,572
NatWest Group PLC
4.80%, 04/05/26	878	874,987
(1-year CMT + 0.90%), 1.64%, 06/14/27(c)	1,100	1,031,777
(1-year CMT + 1.10%), 5.58%, 03/01/28(c)	600	607,535
(1-year CMT + 1.35%), 5.85%, 03/02/27(b)(c)	650	656,228
(1-year CMT + 1.50%), 5.78%, 03/01/35(b)(c)	1,000	1,031,797
(1-year CMT + 1.95%), 5.81%, 09/13/29(c)	800	824,635
(1-year CMT + 2.10%), 6.02%, 03/02/34(c)	500	526,305
(1-year CMT + 2.27%), 5.52%, 09/30/28(c)	525	533,142
(1-year CMT + 2.55%), 3.07%, 05/22/28(c)	650	617,208
(1-year CMT + 2.85%), 7.47%, 11/10/26(c)	800	820,852
(3-mo. LIBOR US + 1.75%), 4.89%, 05/18/29(c)	928	922,120
(3-mo. LIBOR US + 1.87%), 4.45%, 05/08/30(c)	878	855,985
(3-mo. LIBOR US + 1.91%), 5.08%, 01/27/30(c)	1,178	1,178,670
(5-year CMT + 2.20%), 6.48%, 06/01/34(c)	600	621,759
(5-year CMT + 2.35%), 3.03%, 11/28/35(c)	400	346,037
Northern Trust Corp.
3.95%, 10/30/25	300	296,285
4.00%, 05/10/27	483	476,367
3.65%, 08/03/28	163	158,211
3.15%, 05/03/29	413	388,865
1.95%, 05/01/30	550	476,410

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Northern Trust Corp. (continued)
6.13%, 11/02/32(b)	$610	$ 656,999
Oesterreichische Kontrollbank AG
0.38%, 09/17/25	700	666,810
4.63%, 11/03/25	500	499,793
4.13%, 01/20/26	500	496,870
0.50%, 02/02/26	600	564,877
5.00%, 10/23/26	900	912,642
4.75%, 05/21/27	920	933,215
4.25%, 03/01/28	1,000	1,002,348
4.13%, 01/18/29	1,000	1,001,862
PNC Bank NA
Series BKNT, 3.10%, 10/25/27(b)	800	760,406
Series BKNT, 3.25%, 01/22/28	500	474,882
Series BKNT, 4.05%, 07/26/28	900	873,640
Series BKNT, 2.70%, 10/22/29	500	446,916
PNC Financial Services Group, Inc.
2.60%, 07/23/26	500	478,527
1.15%, 08/13/26	829	770,643
3.15%, 05/19/27	450	432,516
3.45%, 04/23/29	1,073	1,017,827
2.55%, 01/22/30	1,431	1,281,751
(1-day SOFR + 0.80%), 5.10%, 07/23/27(c)	700	702,319
(1-day SOFR + 0.98%), 2.31%, 04/23/32(c)	829	700,509
(1-day SOFR + 1.20%), 5.49%, 05/14/30(c)	1,456	1,491,325
(1-day SOFR + 1.34%), 5.30%, 01/21/28(c)	831	838,251
(1-day SOFR + 1.60%), 5.40%, 07/23/35(b)(c)	920	929,612
(1-day SOFR + 1.62%), 5.35%, 12/02/28(c)	675	684,983
(1-day SOFR + 1.84%), 5.58%, 06/12/29(c)	1,888	1,932,549
(1-day SOFR + 1.90%), 5.68%, 01/22/35(c)	852	878,590
(1-day SOFR + 1.93%), 5.07%, 01/24/34(c)	875	864,033
(1-day SOFR + 1.95%), 5.94%, 08/18/34(b)(c)	500	524,774
(1-day SOFR + 2.28%), 6.88%, 10/20/34(c)	1,699	1,891,503
(1-day SOFR Index + 1.09%), 4.76%, 01/26/27(b)(c)	894	889,136
(1-day SOFR Index + 1.73%), 6.62%, 10/20/27(c)	500	517,692
(1-day SOFR Index + 1.85%), 4.63%, 06/06/33(c)	450	429,300
(1-day SOFR Index + 2.14%), 6.04%, 10/28/33(c)	1,248	1,314,745
Regions Financial Corp.
1.80%, 08/12/28	209	184,299
(1-day SOFR + 1.49%), 5.72%, 06/06/30(c)	325	330,760
Royal Bank of Canada
4.88%, 01/12/26	624	624,336
0.88%, 01/20/26	1,659	1,567,737
4.65%, 01/27/26	935	929,712
1.20%, 04/27/26	1,059	995,534
1.15%, 07/14/26	829	773,584
5.20%, 07/20/26	868	874,830
1.40%, 11/02/26	324	301,391
4.88%, 01/19/27	1,041	1,045,394
2.05%, 01/21/27	413	389,159
3.63%, 05/04/27	749	729,122
4.24%, 08/03/27	650	642,113
6.00%, 11/01/27	1,100	1,143,647
4.90%, 01/12/28	300	302,110
5.20%, 08/01/28	868	887,434
4.95%, 02/01/29	833	843,750
2.30%, 11/03/31	1,300	1,105,975
3.88%, 05/04/32	700	655,135
5.00%, 02/01/33	1,060	1,069,378
5.00%, 05/02/33	562	568,700
5.15%, 02/01/34(b)	1,041	1,057,469
(1-day SOFR + 0.79%), 5.07%, 07/23/27(c)	700	702,451
Security	Par (000)	Value
Banks (continued)
Royal Bank of Canada (continued)
(1-day SOFR + 1.10%), 4.97%, 08/02/30(c)	$700	$ 706,078
Santander Holdings USA, Inc.
3.24%, 10/05/26	359	344,179
4.40%, 07/13/27	500	490,040
(1-day SOFR + 1.23%), 6.12%, 05/31/27(c)	210	212,614
(1-day SOFR + 1.25%), 2.49%, 01/06/28(c)	675	628,958
(1-day SOFR + 2.14%), 6.34%, 05/31/35(c)	510	522,884
(1-day SOFR + 2.33%), 5.81%, 09/09/26(b)(c)	300	301,605
(1-day SOFR + 2.36%), 6.50%, 03/09/29(c)	596	615,454
(1-day SOFR + 2.50%), 6.17%, 01/09/30(c)	561	576,959
(1-day SOFR + 2.70%), 6.57%, 06/12/29(c)	388	402,538
(1-day SOFR + 3.28%), 7.66%, 11/09/31(c)	300	331,612
Santander U.K. Group Holdings PLC(c)
(1-day SOFR + 0.99%), 1.67%, 06/14/27	1,179	1,103,426
(1-day SOFR + 1.22%), 2.47%, 01/11/28	650	607,825
(1-day SOFR + 1.48%), 2.90%, 03/15/32	250	215,696
(1-day SOFR + 2.60%), 6.53%, 01/10/29	800	831,496
(1-day SOFR + 2.75%), 6.83%, 11/21/26	800	814,453
(1-year CMT + 1.25%), 1.53%, 08/21/26	478	458,701
(3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28	600	575,033
State Street Corp.
3.55%, 08/18/25	700	690,074
2.65%, 05/19/26	829	800,558
5.27%, 08/03/26	782	789,079
4.99%, 03/18/27	801	808,334
2.40%, 01/24/30	489	440,307
2.20%, 03/03/31	450	385,244
(1-day SOFR + 0.56%), 1.68%, 11/18/27(b)(c)	745	694,728
(1-day SOFR + 0.73%), 2.20%, 02/07/28(b)(c)	279	262,718
(1-day SOFR + 1.00%), 2.62%, 02/07/33(c)	441	378,102
(1-day SOFR + 1.35%), 5.75%, 11/04/26(c)	220	221,724
(1-day SOFR + 1.48%), 5.68%, 11/21/29(c)	500	519,468
(1-day SOFR + 1.49%), 3.03%, 11/01/34(c)	130	117,225
(1-day SOFR + 1.57%), 4.82%, 01/26/34(c)	600	593,276
(1-day SOFR + 1.61%), 4.42%, 05/13/33(c)	350	337,832
(1-day SOFR + 1.72%), 5.82%, 11/04/28(c)	115	118,900
(1-day SOFR + 1.73%), 4.16%, 08/04/33(c)	500	474,678
(1-day SOFR + 1.89%), 5.16%, 05/18/34(c)	650	657,352
(1-day SOFR + 1.96%), 6.12%, 11/21/34(c)	250	265,282
(1-day SOFR + 2.65%), 3.15%, 03/30/31(c)	829	765,359
(3-mo. CME Term SOFR + 1.29%), 4.14%, 12/03/29(c)	350	341,923
Sumitomo Mitsui Financial Group, Inc.
0.95%, 01/12/26	550	519,346
5.46%, 01/13/26	900	905,960
3.78%, 03/09/26	2,489	2,443,995
5.88%, 07/13/26	600	610,993
2.63%, 07/14/26(b)	1,245	1,192,438
1.40%, 09/17/26	1,382	1,284,173
3.01%, 10/19/26	863	829,160
3.45%, 01/11/27	700	677,834
2.17%, 01/14/27	400	375,562
3.36%, 07/12/27	829	798,580
3.35%, 10/18/27	413	395,237
5.52%, 01/13/28	1,100	1,125,621
3.54%, 01/17/28	309	296,629
5.80%, 07/13/28	1,300	1,347,037
3.94%, 07/19/28(b)	414	402,842
5.72%, 09/14/28	800	827,479
1.90%, 09/17/28	1,382	1,233,380
4.31%, 10/16/28	432	427,327
2.47%, 01/14/29	400	363,173
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Sumitomo Mitsui Financial Group, Inc. (continued)
5.32%, 07/09/29	$400	$ 408,446
3.04%, 07/16/29	1,440	1,327,010
3.20%, 09/17/29	413	381,509
2.72%, 09/27/29(b)	478	431,972
5.71%, 01/13/30	1,000	1,039,109
2.75%, 01/15/30	750	673,330
2.13%, 07/08/30	1,310	1,122,576
5.85%, 07/13/30	200	209,271
2.14%, 09/23/30	470	400,650
1.71%, 01/12/31	235	192,060
5.42%, 07/09/31	400	409,405
2.22%, 09/17/31	400	332,541
5.77%, 01/13/33	1,050	1,101,433
5.78%, 07/13/33	200	210,214
5.81%, 09/14/33(b)	600	634,376
5.56%, 07/09/34	850	875,645
Synchrony Bank
5.63%, 08/23/27	500	501,184
Series BKNT, 5.40%, 08/22/25	500	498,378
Synovus Bank/Columbus GA, 5.63%, 02/15/28	250	246,893
Toronto-Dominion Bank
0.75%, 09/11/25(b)	550	525,267
0.75%, 01/06/26(b)	1,493	1,410,708
5.10%, 01/09/26	508	509,923
1.20%, 06/03/26	881	826,211
5.53%, 07/17/26	1,289	1,304,812
1.25%, 09/10/26	911	846,634
5.26%, 12/11/26	165	166,823
1.95%, 01/12/27(b)	413	388,882
2.80%, 03/10/27	637	606,897
4.98%, 04/05/27(b)	475	478,253
4.11%, 06/08/27	1,016	998,984
4.69%, 09/15/27	1,074	1,073,455
5.16%, 01/10/28	750	760,646
5.52%, 07/17/28	847	871,114
4.99%, 04/05/29	475	479,691
2.00%, 09/10/31(b)	911	761,286
2.45%, 01/12/32	413	349,385
3.20%, 03/10/32	1,015	901,655
4.46%, 06/08/32(b)	1,432	1,384,574
(5-year USD Swap + 2.21%), 3.63%, 09/15/31(c)	1,015	979,177
Truist Bank
Series BKNT, 3.63%, 09/16/25	600	588,613
Series BKNT, 4.05%, 11/03/25	307	303,425
Series BKNT, 3.30%, 05/15/26	400	387,000
Series BKNT, 3.80%, 10/30/26	500	485,726
Series BKNT, 2.25%, 03/11/30	761	650,353
Truist Financial Corp.
1.20%, 08/05/25	460	441,766
1.13%, 08/03/27	745	667,981
3.88%, 03/19/29(b)	330	314,498
1.95%, 06/05/30	659	560,808
(1-day SOFR + 0.61%), 1.27%, 03/02/27(c)	878	825,404
(1-day SOFR + 0.86%), 1.89%, 06/07/29(c)	829	740,932
(1-day SOFR + 1.37%), 4.12%, 06/06/28(c)	523	510,278
(1-day SOFR + 1.44%), 4.87%, 01/26/29(c)	1,054	1,049,491
(1-day SOFR + 1.62%), 5.44%, 01/24/30(c)	999	1,013,739
(1-day SOFR + 1.63%), 5.90%, 10/28/26(c)	400	402,992
(1-day SOFR + 1.85%), 5.12%, 01/26/34(c)	999	979,731
(1-day SOFR + 1.92%), 5.71%, 01/24/35(c)	1,170	1,195,599
(1-day SOFR + 2.05%), 6.05%, 06/08/27(c)	985	1,001,273
(1-day SOFR + 2.24%), 4.92%, 07/28/33(c)	702	664,159
Security	Par (000)	Value
Banks (continued)
Truist Financial Corp. (continued)
(1-day SOFR + 2.30%), 6.12%, 10/28/33(c)	$500	$ 523,242
(1-day SOFR + 2.36%), 5.87%, 06/08/34(c)	1,165	1,202,289
(1-day SOFR + 2.45%), 7.16%, 10/30/29(c)	1,035	1,114,781
U.S. Bancorp
3.95%, 11/17/25	476	469,968
3.10%, 04/27/26(b)	800	775,450
3.90%, 04/26/28	1,659	1,614,547
3.00%, 07/30/29	634	579,744
1.38%, 07/22/30(b)	969	802,859
(1-day SOFR + 0.73%), 2.22%, 01/27/28(c)	793	741,719
(1-day SOFR + 1.02%), 2.68%, 01/27/33(c)	413	349,529
(1-day SOFR + 1.23%), 4.65%, 02/01/29(c)	1,047	1,038,231
(1-day SOFR + 1.25%), 5.10%, 07/23/30(b)(c)	810	816,944
(1-day SOFR + 1.43%), 5.73%, 10/21/26(c)	1,018	1,025,890
(1-day SOFR + 1.56%), 5.38%, 01/23/30(c)	1,018	1,037,494
(1-day SOFR + 1.60%), 4.84%, 02/01/34(c)	1,300	1,261,594
(1-day SOFR + 1.66%), 4.55%, 07/22/28(c)	1,160	1,148,359
(1-day SOFR + 1.86%), 5.68%, 01/23/35(c)	1,192	1,223,734
(1-day SOFR + 1.88%), 6.79%, 10/26/27(c)	634	658,186
(1-day SOFR + 2.02%), 5.78%, 06/12/29(c)	1,045	1,074,790
(1-day SOFR + 2.09%), 5.85%, 10/21/33(c)	1,162	1,204,703
(1-day SOFR + 2.11%), 4.97%, 07/22/33(c)	675	649,676
(1-day SOFR + 2.26%), 5.84%, 06/12/34(c)	1,013	1,051,984
(5-year CMT + 0.95%), 2.49%, 11/03/36(c)	1,007	809,731
Series V, 2.38%, 07/22/26(b)	857	819,219
Series X, 3.15%, 04/27/27	883	848,912
UBS AG, 5.65%, 09/11/28	1,000	1,035,481
UBS AG/London
5.80%, 09/11/25	400	403,317
1.25%, 06/01/26	600	562,505
UBS Group AG, 4.55%, 04/17/26	1,474	1,461,276
Wells Fargo & Co.
3.55%, 09/29/25	1,474	1,450,225
3.00%, 04/22/26	3,100	3,004,054
4.10%, 06/03/26	1,802	1,772,878
3.00%, 10/23/26	2,064	1,986,210
4.30%, 07/22/27	1,243	1,227,120
4.15%, 01/24/29	1,474	1,442,720
(1-day SOFR + 1.07%), 5.71%, 04/22/28(c)	2,280	2,324,280
(1-day SOFR + 1.50%), 5.20%, 01/23/30(c)	1,820	1,842,252
(1-day SOFR + 1.50%), 3.35%, 03/02/33(c)	2,363	2,096,389
(1-day SOFR + 1.51%), 3.53%, 03/24/28(c)	2,359	2,276,949
(1-day SOFR + 1.56%), 4.54%, 08/15/26(c)	1,000	992,112
(1-day SOFR + 1.74%), 5.57%, 07/25/29(c)	3,143	3,217,444
(1-day SOFR + 1.78%), 5.50%, 01/23/35(b)(c)	1,965	2,002,591
(1-day SOFR + 1.79%), 6.30%, 10/23/29(c)	1,571	1,653,377
(1-day SOFR + 1.98%), 4.81%, 07/25/28(c)	2,045	2,038,941
(1-day SOFR + 1.99%), 5.56%, 07/25/34(c)	2,506	2,563,716
(1-day SOFR + 2.02%), 5.39%, 04/24/34(c)	2,235	2,261,576
(1-day SOFR + 2.06%), 6.49%, 10/23/34(c)	1,916	2,086,828
(1-day SOFR + 2.10%), 2.39%, 06/02/28(c)	1,945	1,814,755
(1-day SOFR + 2.10%), 4.90%, 07/25/33(c)	2,530	2,486,221
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(c)	1,843	1,631,484
(3-mo. CME Term SOFR + 1.43%), 3.20%, 06/17/27(c)	1,849	1,789,186
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(c)	2,409	2,180,296
(3-mo. CME Term SOFR + 1.57%), 3.58%, 05/22/28(c)	2,143	2,067,074
(3-mo. CME Term SOFR + 4.03%), 4.48%, 04/04/31(c)	1,859	1,817,445

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Wells Fargo Bank NA
4.81%, 01/15/26	$750	$ 749,885
5.25%, 12/11/26	1,500	1,515,398
Series BKNT, 5.55%, 08/01/25	1,500	1,508,539
Series BKNT, 5.45%, 08/07/26	1,500	1,519,540
Westpac Banking Corp.
3.74%, 08/26/25	500	494,133
5.51%, 11/17/25	786	793,100
5.20%, 04/16/26	600	604,560
2.85%, 05/13/26	1,181	1,143,160
1.15%, 06/03/26	1,141	1,070,215
2.70%, 08/19/26	736	708,123
3.35%, 03/08/27	700	679,677
4.04%, 08/26/27	600	592,551
5.46%, 11/18/27	800	821,400
3.40%, 01/25/28	735	708,295
5.54%, 11/17/28	920	955,735
1.95%, 11/20/28	829	746,092
5.05%, 04/16/29	600	611,792
2.65%, 01/16/30	657	597,627
2.15%, 06/03/31	736	630,677
6.82%, 11/17/33	628	691,463
(1-year CMT + 2.68%), 5.41%, 08/10/33(c)	550	550,123
(5-year CMT + 1.53%), 3.02%, 11/18/36(c)	920	774,448
(5-year CMT + 1.75%), 2.67%, 11/15/35(c)	1,257	1,060,103
(5-year CMT + 2.00%), 4.11%, 07/24/34(c)	1,048	987,537
(5-year USD ICE Swap + 2.24%), 4.32%, 11/23/31(c)	1,104	1,080,358
Zions Bancorp NA, 3.25%, 10/29/29	261	223,747
		933,562,083
Beverages — 1.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 3.65%, 02/01/26(b)	1,063	1,046,011
Anheuser-Busch InBev Worldwide, Inc.
4.00%, 04/13/28	1,679	1,655,018
4.75%, 01/23/29	3,667	3,704,271
3.50%, 06/01/30	1,311	1,243,885
4.90%, 01/23/31	500	507,401
5.00%, 06/15/34	863	875,973
Brown-Forman Corp., 4.75%, 04/15/33(b)	200	200,307
Coca-Cola Co.
3.38%, 03/25/27	672	656,636
2.90%, 05/25/27	163	156,481
1.45%, 06/01/27	1,000	924,337
1.50%, 03/05/28(b)	829	752,271
1.00%, 03/15/28	776	693,582
2.13%, 09/06/29	829	744,942
3.45%, 03/25/30	745	708,669
1.65%, 06/01/30	894	766,071
2.00%, 03/05/31	312	267,396
1.38%, 03/15/31	776	638,296
2.25%, 01/05/32	1,345	1,161,281
5.00%, 05/13/34	500	514,364
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29	300	306,786
5.45%, 06/01/34	300	309,829
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30	655	592,825
1.85%, 09/01/32	482	386,125
Security	Par (000)	Value
Beverages (continued)
Constellation Brands, Inc.
4.40%, 11/15/25	$290	$ 287,682
4.75%, 12/01/25	129	128,499
5.00%, 02/02/26	150	150,003
3.70%, 12/06/26	620	604,780
3.50%, 05/09/27	179	172,817
4.35%, 05/09/27	400	395,128
3.60%, 02/15/28(b)	350	336,172
4.65%, 11/15/28	250	248,442
4.80%, 01/15/29	175	175,170
3.15%, 08/01/29	829	767,698
2.88%, 05/01/30	229	206,604
2.25%, 08/01/31	652	548,468
4.75%, 05/09/32(b)	330	324,127
4.90%, 05/01/33	340	335,414
Diageo Capital PLC
1.38%, 09/29/25(b)	500	480,096
5.20%, 10/24/25	200	200,744
5.38%, 10/05/26	600	608,297
5.30%, 10/24/27(b)	500	510,805
3.88%, 05/18/28	478	466,165
2.38%, 10/24/29	566	509,949
2.00%, 04/29/30	678	590,738
2.13%, 04/29/32	478	396,753
5.50%, 01/24/33	500	524,982
5.63%, 10/05/33	600	636,045
Keurig Dr. Pepper, Inc.
3.40%, 11/15/25	300	294,285
2.55%, 09/15/26	252	240,359
5.10%, 03/15/27	543	548,568
3.43%, 06/15/27	314	303,521
4.60%, 05/25/28	702	699,104
5.05%, 03/15/29	543	551,634
3.95%, 04/15/29	632	611,713
3.20%, 05/01/30	413	380,640
4.05%, 04/15/32(b)	615	583,983
5.30%, 03/15/34(b)	425	432,380
Series 10, 5.20%, 03/15/31	225	229,098
Series 31, 2.25%, 03/15/31	413	350,715
Molson Coors Beverage Co., 3.00%, 07/15/26	1,045	1,010,237
Pepsico Singapore Financing I Pte. Ltd.
4.65%, 02/16/27	225	225,785
4.55%, 02/16/29	225	225,634
4.70%, 02/16/34	225	224,321
PepsiCo, Inc.
5.25%, 11/10/25	350	352,810
4.55%, 02/13/26	200	199,895
2.85%, 02/24/26	413	402,628
2.38%, 10/06/26	829	792,823
5.13%, 11/10/26	350	354,726
2.63%, 03/19/27	256	244,334
3.00%, 10/15/27	813	779,975
3.60%, 02/18/28	445	433,965
4.45%, 05/15/28	200	201,274
7.00%, 03/01/29	250	276,902
4.50%, 07/17/29(b)	425	428,653
2.63%, 07/29/29(b)	829	765,958
2.75%, 03/19/30	771	706,460
1.63%, 05/01/30	496	425,162
1.40%, 02/25/31	502	413,859
1.95%, 10/21/31	816	686,779
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
PepsiCo, Inc. (continued)
3.90%, 07/18/32	$837	$ 800,957
4.45%, 02/15/33(b)	550	559,197
4.80%, 07/17/34	425	429,037
		44,585,706
Biotechnology — 0.7%
Amgen, Inc.
5.51%, 03/02/26	850	849,760
2.60%, 08/19/26	901	863,029
2.20%, 02/21/27	1,148	1,078,411
3.20%, 11/02/27	665	635,513
5.15%, 03/02/28	2,827	2,867,112
1.65%, 08/15/28	800	712,324
3.00%, 02/22/29	300	280,423
4.05%, 08/18/29	942	915,679
2.45%, 02/21/30	902	803,580
5.25%, 03/02/30	1,832	1,880,177
2.30%, 02/25/31	902	774,884
2.00%, 01/15/32	460	379,298
3.35%, 02/22/32	666	604,039
4.20%, 03/01/33	600	566,739
5.25%, 03/02/33	3,204	3,256,958
Biogen, Inc.
4.05%, 09/15/25	892	881,694
2.25%, 05/01/30	657	571,787
Gilead Sciences, Inc.
3.65%, 03/01/26	2,256	2,214,874
2.95%, 03/01/27	863	829,415
1.20%, 10/01/27	575	518,077
1.65%, 10/01/30	821	689,480
5.25%, 10/15/33	765	786,339
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	670	565,521
		23,525,113
Broadline Retail — 0.8%
Alibaba Group Holding Ltd.
3.40%, 12/06/27	1,828	1,752,912
2.13%, 02/09/31(b)	1,000	848,331
Amazon.com, Inc.
4.60%, 12/01/25	1,002	1,002,043
5.20%, 12/03/25	638	641,979
1.00%, 05/12/26	2,013	1,894,765
3.30%, 04/13/27	1,210	1,175,870
1.20%, 06/03/27	1,065	975,513
3.15%, 08/22/27	2,981	2,872,302
4.55%, 12/01/27	1,464	1,472,281
1.65%, 05/12/28	1,917	1,735,868
3.45%, 04/13/29	1,202	1,161,985
4.65%, 12/01/29	1,098	1,114,169
1.50%, 06/03/30	1,465	1,248,968
2.10%, 05/12/31	2,197	1,893,188
3.60%, 04/13/32	1,726	1,620,753
4.70%, 12/01/32	1,450	1,467,377
eBay, Inc.
5.90%, 11/22/25	278	280,844
1.40%, 05/10/26	325	305,564
3.60%, 06/05/27	829	804,450
2.70%, 03/11/30	829	746,834
2.60%, 05/10/31	518	449,745
6.30%, 11/22/32	278	300,261
Security	Par (000)	Value
Broadline Retail (continued)
JD.com, Inc.
3.88%, 04/29/26	$200	$ 196,244
3.38%, 01/14/30(b)	478	445,813
		26,408,059
Building Products — 0.4%
Carlisle Cos., Inc.
2.75%, 03/01/30	599	538,190
2.20%, 03/01/32(b)	225	185,952
Carrier Global Corp.
2.49%, 02/15/27	542	514,147
2.72%, 02/15/30	1,415	1,275,016
2.70%, 02/15/31	350	308,333
5.90%, 03/15/34	706	755,344
Fortune Brands Innovations, Inc.
3.25%, 09/15/29	413	382,112
4.00%, 03/25/32	413	384,304
5.88%, 06/01/33(b)	386	402,363
Johnson Controls International PLC, 3.90%, 02/14/26	314	309,094
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29	300	309,243
1.75%, 09/15/30	325	275,160
2.00%, 09/16/31	579	479,063
4.90%, 12/01/32	185	184,992
Lennox International, Inc., 5.50%, 09/15/28	254	260,389
Masco Corp.
1.50%, 02/15/28	300	267,958
2.00%, 10/01/30	109	92,106
2.00%, 02/15/31	413	344,845
Mohawk Industries, Inc.
5.85%, 09/18/28	250	259,605
3.63%, 05/15/30	225	211,286
Owens Corning
3.40%, 08/15/26	272	263,927
5.50%, 06/15/27	389	396,430
3.95%, 08/15/29	270	259,341
3.50%, 02/15/30(a)	290	269,643
3.88%, 06/01/30(b)	225	213,065
5.70%, 06/15/34(b)	622	643,532
Timken Co.
4.50%, 12/15/28	413	404,756
4.13%, 04/01/32(b)	225	209,489
Trane Technologies Financing Ltd.
3.50%, 03/21/26(b)	200	195,563
3.80%, 03/21/29	560	539,613
5.25%, 03/03/33	400	410,349
5.10%, 06/13/34	155	157,627
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	400	386,272
		12,089,109
Capital Markets — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 10/01/25	400	396,347
1.75%, 01/30/26	655	622,510
4.45%, 04/03/26	300	296,794
2.45%, 10/29/26	2,164	2,040,789
6.10%, 01/15/27	470	481,294
6.45%, 04/15/27	1,300	1,343,590

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (continued)
3.65%, 07/21/27	$655	$ 628,943
4.63%, 10/15/27	300	296,318
3.88%, 01/23/28	300	289,209
5.75%, 06/06/28(b)	910	931,258
3.00%, 10/29/28	2,523	2,330,169
5.10%, 01/19/29	510	511,925
6.15%, 09/30/30	1,050	1,108,984
3.30%, 01/30/32	2,600	2,289,918
3.40%, 10/29/33	900	776,059
5.30%, 01/19/34	450	451,014
Apollo Debt Solutions BDC(a)
6.90%, 04/13/29	350	358,838
6.70%, 07/29/31	390	394,347
Ares Capital Corp.
3.88%, 01/15/26	829	807,915
2.15%, 07/15/26	450	421,278
7.00%, 01/15/27	482	497,403
2.88%, 06/15/27	179	166,514
2.88%, 06/15/28	868	782,250
5.88%, 03/01/29	650	651,996
5.95%, 07/15/29	465	466,241
3.20%, 11/15/31	413	347,904
Bain Capital Specialty Finance, Inc., 2.55%, 10/13/26	130	120,686
Barings BDC, Inc., 7.00%, 02/15/29	150	153,557
Blackstone Private Credit Fund
7.05%, 09/29/25	450	456,497
2.63%, 12/15/26	675	626,561
3.25%, 03/15/27	694	649,742
7.30%, 11/27/28(a)	300	315,847
4.00%, 01/15/29(b)	493	459,724
5.95%, 07/16/29(a)(b)	325	324,813
6.25%, 01/25/31(a)(b)	300	305,347
Blackstone Secured Lending Fund
3.63%, 01/15/26	450	436,155
2.75%, 09/16/26	300	281,824
2.13%, 02/15/27	400	366,680
5.88%, 11/15/27	175	176,154
2.85%, 09/30/28	390	349,149
Blue Owl Capital Corp.
4.25%, 01/15/26	250	245,081
3.40%, 07/15/26	829	792,684
2.63%, 01/15/27	225	208,865
2.88%, 06/11/28(b)	526	474,931
5.95%, 03/15/29(b)	336	337,679
Blue Owl Capital Corp. III, 3.13%, 04/13/27	130	120,580
Cboe Global Markets, Inc.
3.65%, 01/12/27	420	409,961
1.63%, 12/15/30(b)	159	132,961
3.00%, 03/16/32(b)	579	511,586
Charles Schwab Corp.
3.20%, 03/02/27	478	459,341
3.30%, 04/01/27	350	336,869
4.00%, 02/01/29	442	430,728
2.75%, 10/01/29	179	162,847
4.63%, 03/22/30(b)	179	179,572
1.95%, 12/01/31	500	409,511
(1-day SOFR + 2.01%), 6.14%, 08/24/34(c)	1,195	1,265,784
(1-day SOFR + 2.21%), 5.64%, 05/19/29(c)	1,062	1,087,504
Security	Par (000)	Value
Capital Markets (continued)
CME Group, Inc.
3.75%, 06/15/28	$433	$ 423,675
2.65%, 03/15/32	621	543,920
FactSet Research Systems, Inc.
2.90%, 03/01/27	140	133,147
3.45%, 03/01/32	130	115,666
Franklin BSP Capital Corp., 7.20%, 06/15/29(a)	150	152,414
FS KKR Capital Corp.
3.40%, 01/15/26	579	557,184
2.63%, 01/15/27	329	302,154
3.25%, 07/15/27	413	382,710
3.13%, 10/12/28	463	409,244
7.88%, 01/15/29(b)	250	262,991
6.88%, 08/15/29(b)	372	376,455
GE Capital Funding LLC, 4.55%, 05/15/32	250	244,108
Goldman Sachs BDC, Inc., 2.88%, 01/15/26	250	241,093
Golub Capital BDC, Inc.
2.50%, 08/24/26	380	354,679
2.05%, 02/15/27	145	132,151
7.05%, 12/05/28	250	259,548
6.00%, 07/15/29	300	299,449
Hercules Capital, Inc., 3.38%, 01/20/27	130	121,980
Intercontinental Exchange, Inc.
3.75%, 12/01/25(b)	923	909,829
3.10%, 09/15/27(b)	284	271,077
4.00%, 09/15/27	1,145	1,123,202
3.63%, 09/01/28(a)	678	649,278
3.75%, 09/21/28(b)	376	363,039
4.35%, 06/15/29	953	939,384
2.10%, 06/15/30	637	553,323
5.25%, 06/15/31	525	540,292
1.85%, 09/15/32	938	748,976
4.60%, 03/15/33	800	784,000
Lazard Group LLC, 4.38%, 03/11/29	479	466,087
LPL Holdings, Inc., 6.75%, 11/17/28	300	316,860
Main Street Capital Corp.
3.00%, 07/14/26	130	122,960
6.50%, 06/04/27	175	177,345
6.95%, 03/01/29	225	232,569
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/29(a)	250	249,208
Nasdaq, Inc.
3.85%, 06/30/26	496	488,004
5.35%, 06/28/28	565	579,009
1.65%, 01/15/31(b)	243	200,024
5.55%, 02/15/34	750	769,220
New Mountain Finance Corp., 6.88%, 02/01/29	100	99,955
Nomura Holdings, Inc.
5.71%, 01/09/26	200	201,276
5.59%, 07/02/27	400	405,867
5.39%, 07/06/27	400	404,608
5.84%, 01/18/28	200	205,012
6.07%, 07/12/28	450	466,806
2.68%, 07/16/30	910	792,693
3.00%, 01/22/32	450	384,986
6.18%, 01/18/33	600	635,752
6.09%, 07/12/33	300	317,925
5.78%, 07/03/34	655	673,337
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	200	206,002
Prospect Capital Corp.(b)
3.36%, 11/15/26	393	366,525
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Capital Markets (continued)
Prospect Capital Corp.(b) (continued)
3.44%, 10/15/28	$225	$ 196,551
Sixth Street Lending Partners, 6.50%, 03/11/29(a)	426	431,810
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28	100	103,662
6.13%, 03/01/29(b)	200	201,587
		54,169,635
Chemicals — 1.0%
Air Products and Chemicals, Inc.
1.50%, 10/15/25	483	464,363
1.85%, 05/15/27	342	318,252
4.60%, 02/08/29	550	553,943
2.05%, 05/15/30(b)	623	545,525
4.75%, 02/08/31	550	555,865
4.80%, 03/03/33(b)	400	402,271
4.85%, 02/08/34	872	874,417
Albemarle Corp.(b)
4.65%, 06/01/27	400	396,532
5.05%, 06/01/32	300	289,355
Cabot Corp.
4.00%, 07/01/29(b)	93	89,571
5.00%, 06/30/32	100	99,157
Celanese U.S. Holdings LLC
1.40%, 08/05/26	130	120,734
6.17%, 07/15/27	950	976,318
6.35%, 11/15/28	645	673,653
6.33%, 07/15/29(b)	410	429,023
6.55%, 11/15/30	650	691,560
6.38%, 07/15/32	620	651,756
6.70%, 11/15/33(b)	615	661,507
CF Industries, Inc., 5.15%, 03/15/34	542	536,953
Dow Chemical Co.
4.80%, 11/30/28	475	477,431
7.38%, 11/01/29	500	560,519
2.10%, 11/15/30(b)	450	388,720
6.30%, 03/15/33(b)	600	646,247
5.15%, 02/15/34(b)	400	399,236
DuPont de Nemours, Inc.
4.49%, 11/15/25	1,376	1,364,745
4.73%, 11/15/28	1,673	1,688,575
Eastman Chemical Co.
4.50%, 12/01/28	179	176,372
5.00%, 08/01/29	140	140,513
5.75%, 03/08/33	360	369,761
5.63%, 02/20/34	410	415,886
Ecolab, Inc.
2.70%, 11/01/26	500	479,479
1.65%, 02/01/27	370	345,015
3.25%, 12/01/27	179	171,723
5.25%, 01/15/28(b)	404	414,115
4.80%, 03/24/30	413	419,379
1.30%, 01/30/31	660	537,506
2.13%, 02/01/32(b)	329	277,859
EIDP, Inc.
4.50%, 05/15/26	350	348,632
2.30%, 07/15/30	660	583,310
4.80%, 05/15/33	350	347,643
FMC Corp.
5.15%, 05/18/26	220	220,200
3.20%, 10/01/26	100	95,990
3.45%, 10/01/29	305	280,751
5.65%, 05/18/33(b)	220	222,160
Security	Par (000)	Value
Chemicals (continued)
Huntsman International LLC
4.50%, 05/01/29(b)	$300	$ 289,244
2.95%, 06/15/31	120	100,708
International Flavors & Fragrances, Inc., 4.45%, 09/26/28	413	404,476
Linde, Inc.
4.70%, 12/05/25	200	199,900
3.20%, 01/30/26	163	159,358
1.10%, 08/10/30	745	614,374
LYB International Finance II BV, 3.50%, 03/02/27	380	366,696
LYB International Finance III LLC
1.25%, 10/01/25	136	129,877
2.25%, 10/01/30(b)	558	484,097
5.63%, 05/15/33	220	228,488
5.50%, 03/01/34	425	430,073
Mosaic Co.
4.05%, 11/15/27	829	806,497
5.38%, 11/15/28(b)	200	203,861
5.45%, 11/15/33(b)	272	275,388
NewMarket Corp., 2.70%, 03/18/31	294	251,267
Nutrien Ltd.
5.95%, 11/07/25	350	353,780
4.00%, 12/15/26	163	159,662
5.20%, 06/21/27	300	303,048
4.90%, 03/27/28(b)	460	461,242
4.20%, 04/01/29	300	293,019
2.95%, 05/13/30	179	161,990
5.40%, 06/21/34	400	402,026
PPG Industries, Inc.
1.20%, 03/15/26	346	325,874
3.75%, 03/15/28	500	484,650
2.80%, 08/15/29	129	118,227
Rohm and Haas Co., 7.85%, 07/15/29	400	448,027
RPM International, Inc.
3.75%, 03/15/27	330	320,133
4.55%, 03/01/29	290	284,900
2.95%, 01/15/32	159	137,235
Sherwin-Williams Co.
3.45%, 08/01/25	282	277,102
4.25%, 08/08/25	150	148,695
3.95%, 01/15/26	413	407,306
3.45%, 06/01/27	963	930,373
2.95%, 08/15/29	512	471,356
2.30%, 05/15/30	350	306,878
2.20%, 03/15/32	211	176,328
Westlake Corp.
3.60%, 08/15/26	413	402,785
3.38%, 06/15/30	225	207,793
		33,229,255
Commercial Services & Supplies — 1.2%
Allegion PLC, 3.50%, 10/01/29	413	387,136
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32	500	509,619
5.60%, 05/29/34	225	230,102
Andrew W Mellon Foundation, Series 2020, 0.95%, 08/01/27	29	26,252
Automatic Data Processing, Inc.
3.38%, 09/15/25	600	590,719
1.70%, 05/15/28	774	702,955
1.25%, 09/01/30	705	587,309
Block Financial LLC
2.50%, 07/15/28	421	383,300

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services & Supplies (continued)
Block Financial LLC (continued)
3.88%, 08/15/30(b)	$229	$ 214,385
Cintas Corp. No. 2
3.70%, 04/01/27	685	668,851
4.00%, 05/01/32	350	334,871
Equifax, Inc.
2.60%, 12/15/25	300	289,675
5.10%, 12/15/27	400	403,285
5.10%, 06/01/28(b)	524	529,754
3.10%, 05/15/30	354	323,410
2.35%, 09/15/31	829	699,500
Global Payments, Inc.
1.20%, 03/01/26	772	726,700
4.80%, 04/01/26	563	560,248
2.15%, 01/15/27	404	379,015
4.95%, 08/15/27	275	275,415
4.45%, 06/01/28	350	343,286
3.20%, 08/15/29	877	803,709
5.30%, 08/15/29	520	525,234
2.90%, 05/15/30	504	448,417
2.90%, 11/15/31	321	275,010
5.40%, 08/15/32	335	334,979
GXO Logistics, Inc.
1.65%, 07/15/26	129	120,496
6.25%, 05/06/29	400	414,387
2.65%, 07/15/31	413	342,082
6.50%, 05/06/34	400	415,311
Moody’s Corp.
3.25%, 01/15/28	620	594,416
4.25%, 02/01/29	129	127,182
2.00%, 08/19/31(b)	222	185,312
4.25%, 08/08/32	350	336,197
5.00%, 08/05/34	325	324,998
PayPal Holdings, Inc.
2.65%, 10/01/26	829	794,850
3.90%, 06/01/27	350	343,731
2.85%, 10/01/29	856	785,840
2.30%, 06/01/30	652	574,927
4.40%, 06/01/32(b)	430	420,384
5.15%, 06/01/34	375	378,777
Quanta Services, Inc.
2.90%, 10/01/30(b)	443	397,527
2.35%, 01/15/32	150	125,080
RELX Capital, Inc.
4.00%, 03/18/29	697	681,352
3.00%, 05/22/30	450	412,769
4.75%, 05/20/32	210	208,727
Republic Services, Inc.
0.88%, 11/15/25	260	246,752
2.90%, 07/01/26	370	357,460
3.38%, 11/15/27	400	384,787
3.95%, 05/15/28	592	579,141
4.88%, 04/01/29	555	560,411
5.00%, 11/15/29	250	254,088
2.30%, 03/01/30	444	393,180
1.45%, 02/15/31	727	592,714
1.75%, 02/15/32	829	670,870
2.38%, 03/15/33(b)	450	370,737
5.00%, 12/15/33	482	484,631
5.00%, 04/01/34	500	502,536
5.20%, 11/15/34	245	250,119
Security	Par (000)	Value
Commercial Services & Supplies (continued)
S&P Global, Inc.
2.95%, 01/22/27	$348	$ 334,310
2.45%, 03/01/27	966	915,927
4.75%, 08/01/28	329	331,612
2.70%, 03/01/29	958	885,493
4.25%, 05/01/29	829	817,623
2.50%, 12/01/29	239	216,423
1.25%, 08/15/30(b)	355	294,606
2.90%, 03/01/32	1,164	1,028,848
5.25%, 09/15/33(a)	521	538,891
UL Solutions, Inc., 6.50%, 10/20/28(a)	150	158,784
Verisk Analytics, Inc.
4.13%, 03/15/29	413	404,412
5.75%, 04/01/33	285	299,467
5.25%, 06/05/34	496	500,713
Waste Connections, Inc.
4.25%, 12/01/28	200	196,900
3.50%, 05/01/29(b)	254	242,355
2.60%, 02/01/30	276	248,977
2.20%, 01/15/32	229	191,331
3.20%, 06/01/32	342	305,476
4.20%, 01/15/33	800	760,566
5.00%, 03/01/34	275	275,951
Waste Management, Inc.
0.75%, 11/15/25	179	169,834
4.95%, 07/03/27	275	278,369
3.15%, 11/15/27	829	794,868
1.15%, 03/15/28	374	332,406
4.88%, 02/15/29	575	584,031
2.00%, 06/01/29(b)	159	141,898
4.63%, 02/15/30	400	401,739
1.50%, 03/15/31	829	680,803
4.95%, 07/03/31	245	248,934
4.15%, 04/15/32	824	794,861
4.63%, 02/15/33	270	266,864
4.88%, 02/15/34(b)	1,066	1,070,478
		39,898,657
Communications Equipment — 0.0%
Juniper Networks, Inc.
1.20%, 12/10/25	262	248,090
3.75%, 08/15/29	413	391,632
2.00%, 12/10/30	250	207,827
		847,549
Construction & Engineering — 0.0%
MasTec, Inc., 5.90%, 06/15/29	150	153,362
Construction Materials — 0.1%
CRH America Finance, Inc., 5.40%, 05/21/34	500	508,163
CRH SMW Finance DAC, 5.20%, 05/21/29	600	610,293
Eagle Materials, Inc., 2.50%, 07/01/31	313	269,335
Martin Marietta Materials, Inc.
3.45%, 06/01/27	163	157,846
3.50%, 12/15/27	300	289,634
2.40%, 07/15/31	457	389,021
Series CB, 2.50%, 03/15/30	179	159,174
Vulcan Materials Co.
3.90%, 04/01/27	129	126,522
3.50%, 06/01/30	400	373,964
		2,883,952
Consumer Finance — 2.4%
American Express Co.
3.95%, 08/01/25	1,700	1,680,752
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
American Express Co. (continued)
4.20%, 11/06/25	$450	$ 446,966
4.90%, 02/13/26	1,000	1,000,591
3.13%, 05/20/26	989	961,533
1.65%, 11/04/26	829	773,712
2.55%, 03/04/27	1,385	1,312,865
3.30%, 05/03/27	1,309	1,261,394
5.85%, 11/05/27	1,190	1,233,491
4.05%, 05/03/29	709	697,153
(1-day SOFR + 0.75%), 5.65%, 04/23/27(c)	1,062	1,073,642
(1-day SOFR + 0.97%), 5.39%, 07/28/27(c)	851	859,085
(1-day SOFR + 1.00%), 5.10%, 02/16/28(c)	1,346	1,352,711
(1-day SOFR + 1.09%), 5.53%, 04/25/30(c)	1,144	1,177,911
(1-day SOFR + 1.33%), 6.34%, 10/30/26(c)	851	863,700
(1-day SOFR + 1.63%), 5.92%, 04/25/35(c)	200	208,224
(1-day SOFR + 1.76%), 4.42%, 08/03/33(c)	1,022	984,807
(1-day SOFR + 1.84%), 5.04%, 05/01/34(c)	800	799,841
(1-day SOFR + 1.93%), 5.63%, 07/28/34(c)	300	307,844
(1-day SOFR + 1.94%), 6.49%, 10/30/31(c)	708	769,261
(1-day SOFR + 2.26%), 4.99%, 05/26/33(c)	300	297,162
(1-day SOFR Index + 1.28%), 5.28%, 07/27/29(c)	1,063	1,080,849
BGC Group, Inc., 6.60%, 06/10/29(a)	125	127,569
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 01/30/32	399	331,496
Capital One Financial Corp.
4.20%, 10/29/25	929	915,733
3.75%, 07/28/26	900	877,612
3.75%, 03/09/27	757	734,642
3.65%, 05/11/27	409	396,085
3.80%, 01/31/28	829	799,523
(1-day SOFR + 0.86%), 1.88%, 11/02/27(c)	829	770,659
(1-day SOFR + 1.27%), 2.62%, 11/02/32(c)	413	343,161
(1-day SOFR + 1.34%), 2.36%, 07/29/32(c)	829	658,690
(1-day SOFR + 1.79%), 3.27%, 03/01/30(c)	992	913,051
(1-day SOFR + 1.91%), 5.70%, 02/01/30(c)	668	682,012
(1-day SOFR + 2.06%), 4.93%, 05/10/28(c)	1,034	1,030,404
(1-day SOFR + 2.08%), 5.47%, 02/01/29(c)	667	673,555
(1-day SOFR + 2.26%), 6.05%, 02/01/35(c)	590	606,512
(1-day SOFR + 2.37%), 5.27%, 05/10/33(c)	650	640,159
(1-day SOFR + 2.44%), 7.15%, 10/29/27(c)	250	260,620
(1-day SOFR + 2.60%), 5.25%, 07/26/30(c)	714	713,909
(1-day SOFR + 2.60%), 5.82%, 02/01/34(c)	701	708,977
(1-day SOFR + 2.64%), 6.31%, 06/08/29(c)	1,065	1,104,771
(1-day SOFR + 2.86%), 6.38%, 06/08/34(c)	1,055	1,105,354
(1-day SOFR + 3.07%), 7.62%, 10/30/31(c)	1,388	1,551,367
Charles Schwab Corp.
0.90%, 03/11/26	921	862,488
1.15%, 05/13/26	843	788,452
5.88%, 08/24/26(b)	736	749,963
2.45%, 03/03/27	1,243	1,173,076
3.20%, 01/25/28	829	788,441
2.00%, 03/20/28	1,054	961,555
3.25%, 05/22/29	532	498,894
1.65%, 03/11/31	413	337,774
2.30%, 05/13/31	829	709,370
2.90%, 03/03/32	660	574,314
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)(c)	956	1,001,671
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)(c)	956	991,634
Credit Suisse USA, Inc., 7.13%, 07/15/32	300	338,175
Discover Financial Services
4.50%, 01/30/26	400	395,585
4.10%, 02/09/27	400	389,921
Security	Par (000)	Value
Consumer Finance (continued)
Discover Financial Services (continued)
6.70%, 11/29/32	$500	$ 538,132
(1-day SOFR Index + 3.37%), 7.96%, 11/02/34(c)	575	662,184
Ford Motor Credit Co. LLC
4.13%, 08/04/25	800	788,137
3.38%, 11/13/25	1,200	1,169,939
4.39%, 01/08/26	700	689,680
6.95%, 03/06/26	600	612,952
6.95%, 06/10/26	600	616,483
4.54%, 08/01/26	200	196,783
2.70%, 08/10/26	1,000	950,318
4.27%, 01/09/27	600	584,257
5.80%, 03/05/27	985	994,010
5.85%, 05/17/27	1,200	1,212,976
4.95%, 05/28/27(b)	1,000	987,164
4.13%, 08/17/27	400	384,951
3.82%, 11/02/27	400	380,247
7.35%, 11/04/27	2,900	3,054,605
2.90%, 02/16/28	400	367,176
6.80%, 05/12/28	600	625,708
6.80%, 11/07/28	1,560	1,633,124
5.80%, 03/08/29	1,000	1,010,286
5.11%, 05/03/29	2,000	1,958,354
7.35%, 03/06/30	600	643,004
7.20%, 06/10/30(b)	900	961,315
4.00%, 11/13/30	1,600	1,453,002
6.05%, 03/05/31	400	405,952
3.63%, 06/17/31	600	525,723
7.12%, 11/07/33	945	1,009,093
6.13%, 03/08/34	600	600,767
Jefferies Financial Group, Inc.
4.85%, 01/15/27	829	827,006
5.88%, 07/21/28	635	652,981
4.15%, 01/23/30	329	313,186
2.63%, 10/15/31	629	524,404
2.75%, 10/15/32	459	377,314
6.20%, 04/14/34	925	959,819
Lazard Group LLC
4.50%, 09/19/28	200	196,231
6.00%, 03/15/31	295	304,989
LPL Holdings, Inc.
5.70%, 05/20/27	90	90,995
6.00%, 05/20/34(b)	300	302,400
Nomura Holdings, Inc.
1.65%, 07/14/26	500	467,447
2.33%, 01/22/27	1,078	1,008,786
2.17%, 07/14/28	800	718,556
2.71%, 01/22/29	478	433,729
5.61%, 07/06/29	400	409,381
3.10%, 01/16/30	1,035	933,761
2.61%, 07/14/31	450	378,995
Synchrony Financial
3.70%, 08/04/26	200	193,227
3.95%, 12/01/27	479	454,789
5.15%, 03/19/29	413	404,940
2.88%, 10/28/31	508	418,413
		81,038,339
Consumer Staples Distribution & Retail — 0.9%
Ahold Finance USA LLC, 6.88%, 05/01/29	179	194,767
Best Buy Co., Inc.
4.45%, 10/01/28(b)	250	247,366

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Best Buy Co., Inc. (continued)
1.95%, 10/01/30	$236	$ 200,861
Costco Wholesale Corp.
3.00%, 05/18/27	657	635,251
1.38%, 06/20/27	956	879,717
1.60%, 04/20/30	1,243	1,067,416
1.75%, 04/20/32	733	603,390
Dick’s Sporting Goods, Inc., 3.15%, 01/15/32(b)	329	285,173
Dollar General Corp.
4.15%, 11/01/25	306	302,072
3.88%, 04/15/27	350	340,329
4.63%, 11/01/27	270	267,869
4.13%, 05/01/28	300	291,906
5.20%, 07/05/28	140	141,362
3.50%, 04/03/30(b)	716	665,445
5.00%, 11/01/32(b)	355	353,606
5.45%, 07/05/33	630	638,794
Dollar Tree, Inc.
4.20%, 05/15/28	829	810,512
2.65%, 12/01/31	413	350,505
Kroger Co.
3.50%, 02/01/26	408	399,263
2.65%, 10/15/26	829	791,895
3.70%, 08/01/27	413	401,698
4.50%, 01/15/29	229	228,182
2.20%, 05/01/30	193	167,906
1.70%, 01/15/31	183	150,789
7.50%, 04/01/31	252	288,984
Ross Stores, Inc.
0.88%, 04/15/26	250	233,705
1.88%, 04/15/31	179	149,060
Sysco Corp.
3.75%, 10/01/25	476	468,795
3.30%, 07/15/26	520	505,421
3.25%, 07/15/27	829	796,037
5.75%, 01/17/29(b)	200	207,989
2.40%, 02/15/30	348	308,108
5.95%, 04/01/30	529	559,399
2.45%, 12/14/31	413	349,327
6.00%, 01/17/34(b)	200	214,375
Target Corp.
2.50%, 04/15/26	613	592,791
1.95%, 01/15/27	672	633,767
3.38%, 04/15/29	829	794,605
2.35%, 02/15/30	811	726,966
2.65%, 09/15/30	161	146,152
4.50%, 09/15/32	672	662,570
4.40%, 01/15/33	250	245,677
TJX Cos., Inc.
2.25%, 09/15/26	757	721,188
1.15%, 05/15/28	350	310,357
3.88%, 04/15/30	250	242,086
1.60%, 05/15/31(b)	350	289,309
Tractor Supply Co.
1.75%, 11/01/30	201	167,830
5.25%, 05/15/33	320	323,908
Walmart, Inc.
3.90%, 09/09/25	1,300	1,288,530
4.00%, 04/15/26	270	267,879
3.05%, 07/08/26	350	341,517
1.05%, 09/17/26	656	612,023
5.88%, 04/05/27	800	834,849
Security	Par (000)	Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. (continued)
3.95%, 09/09/27	$550	$ 545,014
3.90%, 04/15/28	320	316,927
3.70%, 06/26/28(b)	874	860,858
1.50%, 09/22/28(b)	739	665,009
3.25%, 07/08/29(b)	400	384,164
7.55%, 02/15/30(b)	278	325,314
4.00%, 04/15/30	500	494,686
1.80%, 09/22/31	1,182	997,497
4.15%, 09/09/32(b)	762	754,038
4.10%, 04/15/33(b)	1,000	975,471
		30,018,256
Distributors — 0.0%
LKQ Corp.
5.75%, 06/15/28	400	409,347
6.25%, 06/15/33(b)	350	363,035
		772,382
Diversified Consumer Services — 0.4%
Amcor Finance USA, Inc.
3.63%, 04/28/26	350	341,324
4.50%, 05/15/28	350	345,022
5.63%, 05/26/33	220	226,805
Amcor Flexibles North America, Inc.
2.63%, 06/19/30	205	179,902
2.69%, 05/25/31(b)	213	183,248
Amcor Group Finance PLC, 5.45%, 05/23/29	350	357,081
American Express Co.(c)
(1-day SOFR + 0.93%), 5.04%, 07/26/28(b)	370	372,003
(1-day SOFR + 1.42%), 5.28%, 07/26/35	1,280	1,295,193
Berry Global, Inc.
1.57%, 01/15/26	829	787,491
1.65%, 01/15/27	413	381,311
5.50%, 04/15/28	350	354,160
5.80%, 06/15/31(a)	300	305,028
5.65%, 01/15/34(a)	424	425,365
Capital One Financial Corp.(b)(c)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	250	252,305
(1-day SOFR + 1.99%), 5.88%, 07/26/35	700	709,918
Cornell University, 4.84%, 06/15/34	300	305,344
Emory University, Series 2020, 2.14%, 09/01/30	250	218,613
Johns Hopkins University, Series A, 4.71%, 07/01/32(b)	125	126,184
Packaging Corp. of America
3.40%, 12/15/27	350	335,671
3.00%, 12/15/29	388	355,403
5.70%, 12/01/33	120	124,718
Smurfit Kappa Treasury ULC(a)
5.20%, 01/15/30(b)	400	405,492
5.44%, 04/03/34	600	608,879
Sonoco Products Co.
2.25%, 02/01/27	88	82,689
3.13%, 05/01/30	227	207,253
2.85%, 02/01/32(b)	179	153,671
Synchrony Financial, (1-day SOFR Index + 2.13%), 5.94%, 08/02/30(c)	300	301,914
WestRock MWV LLC, 8.20%, 01/15/30	26	30,064
WRKCo, Inc.
4.65%, 03/15/26	320	317,740
3.38%, 09/15/27	413	396,112
4.00%, 03/15/28	829	805,325
3.90%, 06/01/28	264	255,045
4.90%, 03/15/29(b)	829	833,042
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Consumer Services (continued)
WRKCo, Inc. (continued)
4.20%, 06/01/32(b)	$288	$ 274,740
3.00%, 06/15/33(b)	450	386,917
Yale University, Series 2020, 1.48%, 04/15/30	98	83,952
		13,124,924
Diversified REITs — 2.3%
Agree LP
2.00%, 06/15/28	258	231,808
2.90%, 10/01/30	258	227,583
4.80%, 10/01/32(b)	200	192,345
5.63%, 06/15/34	334	338,349
American Assets Trust LP, 3.38%, 02/01/31	272	228,265
American Homes 4 Rent LP
4.25%, 02/15/28	200	194,449
4.90%, 02/15/29	129	128,256
2.38%, 07/15/31	200	166,477
3.63%, 04/15/32	300	268,785
5.50%, 02/01/34(b)	477	479,724
5.50%, 07/15/34	125	125,869
American Tower Corp.
1.30%, 09/15/25	300	287,621
4.40%, 02/15/26	308	305,462
1.60%, 04/15/26	421	397,390
1.45%, 09/15/26	191	177,789
3.38%, 10/15/26	675	652,772
2.75%, 01/15/27	359	341,267
3.13%, 01/15/27	270	259,069
3.65%, 03/15/27	493	478,098
3.55%, 07/15/27	500	481,623
3.60%, 01/15/28	500	479,544
1.50%, 01/31/28	243	217,104
5.50%, 03/15/28	290	296,007
5.25%, 07/15/28	494	500,648
5.80%, 11/15/28	420	435,451
5.20%, 02/15/29	600	608,062
3.95%, 03/15/29	413	397,391
3.80%, 08/15/29	1,063	1,012,032
2.90%, 01/15/30	447	404,368
2.10%, 06/15/30	309	265,600
1.88%, 10/15/30	399	333,886
2.70%, 04/15/31	496	430,373
2.30%, 09/15/31	591	494,683
4.05%, 03/15/32	366	343,351
5.65%, 03/15/33	606	624,660
5.55%, 07/15/33	524	537,949
5.90%, 11/15/33	500	525,348
5.45%, 02/15/34(b)	400	408,049
Brixmor Operating Partnership LP
4.13%, 06/15/26	463	455,229
3.90%, 03/15/27(b)	256	248,454
2.25%, 04/01/28	270	245,178
4.13%, 05/15/29	580	557,490
4.05%, 07/01/30	400	379,703
2.50%, 08/16/31(b)	495	416,587
5.50%, 02/15/34	125	125,399
Broadstone Net Lease LLC, 2.60%, 09/15/31	220	180,559
Brookfield Capital Finance LLC, 6.09%, 06/14/33(b)	250	263,852
Brookfield Finance, Inc.
4.25%, 06/02/26	179	176,716
3.90%, 01/25/28	869	841,830
4.85%, 03/29/29	400	401,145
Security	Par (000)	Value
Diversified REITs (continued)
Brookfield Finance, Inc. (continued)
4.35%, 04/15/30	$413	$ 401,052
2.72%, 04/15/31	193	167,826
6.35%, 01/05/34	450	483,204
Crown Castle, Inc.
4.45%, 02/15/26	350	346,727
3.70%, 06/15/26	209	203,956
1.05%, 07/15/26	409	379,350
4.00%, 03/01/27	829	810,984
2.90%, 03/15/27	430	408,789
3.65%, 09/01/27	600	578,730
5.00%, 01/11/28	645	646,655
3.80%, 02/15/28	409	393,753
4.80%, 09/01/28	220	219,003
4.30%, 02/15/29	450	438,564
5.60%, 06/01/29	425	436,615
3.10%, 11/15/29	400	365,569
3.30%, 07/01/30	300	273,487
2.25%, 01/15/31	829	699,863
2.10%, 04/01/31	393	326,377
2.50%, 07/15/31	500	423,527
5.10%, 05/01/33	575	571,130
5.80%, 03/01/34(b)	600	623,837
Digital Realty Trust LP
3.70%, 08/15/27	829	801,635
5.55%, 01/15/28	685	698,574
4.45%, 07/15/28	350	344,726
3.60%, 07/01/29	620	585,541
EPR Properties
4.75%, 12/15/26	225	221,010
4.50%, 06/01/27	225	219,162
4.95%, 04/15/28	225	220,330
3.75%, 08/15/29	225	205,795
3.60%, 11/15/31	250	216,450
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	626	638,720
Equinix, Inc.
1.00%, 09/15/25	829	792,112
1.45%, 05/15/26	583	547,965
2.90%, 11/18/26	446	426,615
1.80%, 07/15/27	372	341,859
1.55%, 03/15/28	691	616,492
2.00%, 05/15/28	308	278,009
3.20%, 11/18/29	892	823,987
2.15%, 07/15/30	817	703,074
2.50%, 05/15/31	819	702,960
3.90%, 04/15/32	800	745,576
ERP Operating LP
2.85%, 11/01/26	381	366,148
3.25%, 08/01/27	413	396,330
3.50%, 03/01/28	441	424,312
4.15%, 12/01/28	305	299,033
3.00%, 07/01/29	607	562,591
2.50%, 02/15/30	333	297,548
1.85%, 08/01/31	229	189,522
Essex Portfolio LP
3.38%, 04/15/26	200	194,649
3.63%, 05/01/27	150	145,294
1.70%, 03/01/28	210	188,053
4.00%, 03/01/29	179	172,003
3.00%, 01/15/30	384	347,936
2.55%, 06/15/31	410	349,816

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
Essex Portfolio LP (continued)
2.65%, 03/15/32	$300	$ 254,107
5.50%, 04/01/34	125	127,009
Federal Realty OP LP
3.25%, 07/15/27	413	395,025
5.38%, 05/01/28	160	162,376
3.50%, 06/01/30	660	610,348
GLP Capital LP/GLP Financing II, Inc.
5.38%, 04/15/26	752	751,118
5.75%, 06/01/28	340	344,618
5.30%, 01/15/29	829	829,587
4.00%, 01/15/30	567	529,569
4.00%, 01/15/31	400	366,069
3.25%, 01/15/32	450	386,468
6.75%, 12/01/33	309	332,074
5.63%, 09/15/34	245	244,409
Host Hotels & Resorts LP
5.70%, 07/01/34(b)	400	403,625
Series F, 4.50%, 02/01/26	286	283,351
Series H, 3.38%, 12/15/29	629	574,272
Series I, 3.50%, 09/15/30	450	408,813
Series J, 2.90%, 12/15/31	329	280,528
Invitation Homes Operating Partnership LP
2.30%, 11/15/28	491	441,224
5.45%, 08/15/30(b)	300	306,877
2.00%, 08/15/31	330	267,935
4.15%, 04/15/32	296	275,917
5.50%, 08/15/33	530	534,592
2.70%, 01/15/34	262	212,078
Kimco Realty OP LLC
2.80%, 10/01/26	413	395,139
3.80%, 04/01/27	250	243,099
1.90%, 03/01/28(b)	266	241,012
2.70%, 10/01/30	350	309,878
2.25%, 12/01/31	163	134,356
3.20%, 04/01/32(b)	500	440,108
4.60%, 02/01/33(b)	260	251,266
6.40%, 03/01/34	325	352,428
Kite Realty Group Trust, 4.75%, 09/15/30	200	195,976
LXP Industrial Trust
2.70%, 09/15/30	256	221,489
2.38%, 10/01/31	300	244,582
Mid-America Apartments LP
4.00%, 11/15/25	250	246,744
1.10%, 09/15/26	198	183,106
3.60%, 06/01/27	413	400,830
4.20%, 06/15/28	296	290,060
3.95%, 03/15/29	413	400,795
2.75%, 03/15/30	163	147,302
1.70%, 02/15/31	378	310,309
5.30%, 02/15/32	175	178,072
5.00%, 03/15/34(b)	125	124,376
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31	95	79,254
5.75%, 07/15/34	175	177,411
Prologis LP
3.25%, 06/30/26	413	401,786
3.25%, 10/01/26	266	257,542
2.13%, 04/15/27	350	327,654
3.38%, 12/15/27	316	303,777
4.88%, 06/15/28	527	531,764
Security	Par (000)	Value
Diversified REITs (continued)
Prologis LP (continued)
3.88%, 09/15/28	$250	$ 243,221
4.00%, 09/15/28	200	195,457
4.38%, 02/01/29	261	258,686
2.88%, 11/15/29	447	410,048
2.25%, 04/15/30	703	620,902
1.75%, 07/01/30	243	206,554
1.25%, 10/15/30(b)	628	513,994
1.75%, 02/01/31	191	158,676
1.63%, 03/15/31	282	231,076
2.25%, 01/15/32	210	175,793
4.63%, 01/15/33	465	455,388
4.75%, 06/15/33	505	498,437
5.13%, 01/15/34	506	512,391
5.00%, 03/15/34	671	672,431
5.00%, 01/31/35	250	249,974
Rayonier LP, 2.75%, 05/17/31	241	206,135
Regency Centers LP
3.60%, 02/01/27	350	339,981
4.13%, 03/15/28(b)	254	248,161
2.95%, 09/15/29(b)	179	163,882
3.70%, 06/15/30	413	388,321
5.25%, 01/15/34	250	250,509
Rexford Industrial Realty LP
5.00%, 06/15/28	120	120,287
2.13%, 12/01/30	329	276,003
2.15%, 09/01/31	366	298,484
Safehold GL Holdings LLC
2.80%, 06/15/31	129	110,182
6.10%, 04/01/34(b)	195	200,074
Simon Property Group LP
3.25%, 11/30/26(b)	450	435,310
3.38%, 12/01/27	450	432,846
1.75%, 02/01/28	450	408,263
2.20%, 02/01/31	412	349,945
SITE Centers Corp.
4.25%, 02/01/26	163	162,073
4.70%, 06/01/27	350	350,149
Store Capital LLC
4.50%, 03/15/28	300	289,874
2.70%, 12/01/31	413	339,988
Sun Communities Operating LP
2.30%, 11/01/28	231	206,605
5.50%, 01/15/29	150	152,239
2.70%, 07/15/31	307	259,210
4.20%, 04/15/32	201	184,373
5.70%, 01/15/33	250	251,926
VICI Properties LP
4.75%, 02/15/28	868	859,483
4.95%, 02/15/30(b)	776	763,389
5.13%, 05/15/32	1,298	1,269,006
5.75%, 04/01/34(b)	300	305,085
Weyerhaeuser Co.
4.75%, 05/15/26	564	562,767
4.00%, 11/15/29	829	795,318
4.00%, 04/15/30	500	478,588
7.38%, 03/15/32	403	458,419
3.38%, 03/09/33	250	219,895
WP Carey, Inc.
3.85%, 07/15/29(b)	393	374,068
2.40%, 02/01/31	304	257,500
2.45%, 02/01/32	572	473,328
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified REITs (continued)
WP Carey, Inc. (continued)
2.25%, 04/01/33	$258	$ 205,776
5.38%, 06/30/34	200	199,219
		77,594,267
Diversified Telecommunication Services — 3.8%
America Movil SAB de C.V.
3.63%, 04/22/29	916	870,827
2.88%, 05/07/30	582	524,223
4.70%, 07/21/32	350	343,301
AT&T, Inc.
5.54%, 02/20/26	1,406	1,406,556
1.70%, 03/25/26	2,654	2,519,470
3.80%, 02/15/27	450	439,957
4.25%, 03/01/27	2,000	1,977,027
2.30%, 06/01/27	1,350	1,265,928
1.65%, 02/01/28	1,150	1,038,698
4.10%, 02/15/28	928	910,481
4.35%, 03/01/29	1,818	1,793,379
4.30%, 02/15/30	1,904	1,861,972
2.75%, 06/01/31	2,409	2,108,359
2.25%, 02/01/32	1,400	1,166,315
2.55%, 12/01/33	3,006	2,460,437
5.40%, 02/15/34(b)	1,700	1,735,707
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32	413	338,221
5.10%, 05/11/33(b)	592	593,482
5.20%, 02/15/34	300	301,310
British Telecommunications PLC
5.13%, 12/04/28	478	484,121
9.63%, 12/15/30	1,476	1,837,556
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/26	555	564,924
3.75%, 02/15/28	413	390,436
4.20%, 03/15/28	810	778,017
2.25%, 01/15/29	849	741,607
5.05%, 03/30/29	829	812,444
6.10%, 06/01/29	954	974,611
2.80%, 04/01/31	1,037	869,416
2.30%, 02/01/32	647	510,851
4.40%, 04/01/33	550	497,141
6.65%, 02/01/34	750	774,036
6.55%, 06/01/34	954	977,352
Comcast Corp.
3.38%, 08/15/25	1,137	1,118,569
3.95%, 10/15/25	2,036	2,014,625
5.25%, 11/07/25	835	839,693
3.15%, 03/01/26	1,450	1,415,172
2.35%, 01/15/27(b)	702	665,653
3.30%, 02/01/27	829	803,549
3.30%, 04/01/27	309	299,088
5.35%, 11/15/27	175	179,235
3.15%, 02/15/28	1,036	988,161
3.55%, 05/01/28	829	799,299
4.15%, 10/15/28	3,339	3,284,473
4.55%, 01/15/29	440	439,938
5.10%, 06/01/29	600	614,606
2.65%, 02/01/30	1,394	1,261,614
3.40%, 04/01/30	1,336	1,252,746
4.25%, 10/15/30	1,005	982,396
1.95%, 01/15/31	1,305	1,102,034
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
Comcast Corp. (continued)
1.50%, 02/15/31	$1,460	$ 1,197,571
5.50%, 11/15/32(b)	650	678,303
4.25%, 01/15/33	1,150	1,097,304
4.65%, 02/15/33(b)	390	384,766
7.05%, 03/15/33	500	571,788
4.80%, 05/15/33(b)	440	437,825
5.30%, 06/01/34	1,132	1,158,291
Deutsche Telekom International Finance BV
8.75%, 06/15/30	2,534	3,010,178
9.25%, 06/01/32	362	457,031
Koninklijke KPN NV, 8.38%, 10/01/30	350	409,959
KT Corp., 4.00%, 08/08/25(a)	400	395,966
Motorola Solutions, Inc.
4.60%, 02/23/28	413	411,660
5.00%, 04/15/29(b)	200	201,437
4.60%, 05/23/29	799	792,693
2.30%, 11/15/30	694	597,488
2.75%, 05/24/31	550	478,660
5.60%, 06/01/32	368	379,118
5.40%, 04/15/34(b)	600	610,716
Orange SA, 9.00%, 03/01/31	1,613	1,957,780
Rogers Communications, Inc.
3.63%, 12/15/25	556	545,359
2.90%, 11/15/26	179	171,114
3.20%, 03/15/27	1,049	1,006,937
5.00%, 02/15/29	992	995,353
3.80%, 03/15/32	1,546	1,413,101
5.30%, 02/15/34	800	801,913
Sprint LLC, 7.63%, 03/01/26	854	878,222
TCI Communications, Inc., 7.88%, 02/15/26	163	170,393
Telefonica Emisiones SA, 4.10%, 03/08/27	615	604,342
Telefonica Europe BV, 8.25%, 09/15/30	525	606,959
TELUS Corp.
2.80%, 02/16/27(b)	400	380,965
3.70%, 09/15/27	400	386,549
3.40%, 05/13/32	360	319,648
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	500	565,530
T-Mobile U.S., Inc.
1.50%, 02/15/26	829	786,429
2.25%, 02/15/26	1,396	1,338,678
2.63%, 04/15/26	980	942,466
3.75%, 04/15/27	2,883	2,810,614
4.75%, 02/01/28	700	697,360
2.05%, 02/15/28	1,365	1,244,819
4.95%, 03/15/28	720	725,064
4.80%, 07/15/28	1,000	1,002,228
4.85%, 01/15/29	310	311,294
2.63%, 02/15/29	700	638,371
2.40%, 03/15/29(b)	250	225,732
3.38%, 04/15/29	1,500	1,411,582
3.88%, 04/15/30	5,716	5,451,706
2.55%, 02/15/31	2,041	1,771,767
2.88%, 02/15/31(b)	700	620,103
3.50%, 04/15/31	1,766	1,621,415
2.25%, 11/15/31	286	239,714
2.70%, 03/15/32	625	535,588
5.20%, 01/15/33	902	912,106
5.05%, 07/15/33	1,685	1,685,056
5.75%, 01/15/34	305	320,685

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
T-Mobile U.S., Inc. (continued)
5.15%, 04/15/34	$970	$ 975,714
Verizon Communications, Inc.
0.85%, 11/20/25	919	875,308
1.45%, 03/20/26	1,171	1,113,050
2.63%, 08/15/26	1,141	1,097,304
4.13%, 03/16/27	2,325	2,298,992
3.00%, 03/22/27	700	672,370
2.10%, 03/22/28	1,832	1,679,898
4.33%, 09/21/28(b)	2,991	2,964,474
3.88%, 02/08/29	409	395,762
4.02%, 12/03/29	2,589	2,501,631
3.15%, 03/22/30	829	764,461
1.50%, 09/18/30	450	375,975
1.68%, 10/30/30	819	682,048
7.75%, 12/01/30	367	426,257
1.75%, 01/20/31	1,373	1,135,745
2.55%, 03/21/31	2,423	2,098,592
2.36%, 03/15/32	3,006	2,514,889
5.05%, 05/09/33	1,245	1,254,785
4.50%, 08/10/33	1,304	1,252,128
Vodafone Group PLC
4.38%, 05/30/28(b)	400	399,650
7.88%, 02/15/30	376	432,813
6.25%, 11/30/32	500	542,184
		127,750,739
Electric Utilities — 4.3%
AEP Texas, Inc.
3.95%, 06/01/28	413	399,142
5.45%, 05/15/29(b)	225	229,958
4.70%, 05/15/32	130	126,007
5.40%, 06/01/33	445	444,320
5.70%, 05/15/34	225	229,323
Series I, 2.10%, 07/01/30(b)	600	512,955
AEP Transmission Co. LLC
3.10%, 12/01/26	413	398,126
5.15%, 04/01/34	295	296,336
Alabama Power Co.
3.75%, 09/01/27	300	293,043
3.05%, 03/15/32	600	532,281
3.94%, 09/01/32	300	282,521
5.85%, 11/15/33	125	133,072
Series 2020-A, 1.45%, 09/15/30	483	404,682
American Electric Power Co., Inc.
5.70%, 08/15/25	450	451,648
5.75%, 11/01/27	400	411,664
3.20%, 11/13/27	260	247,116
5.20%, 01/15/29	775	784,975
2.30%, 03/01/30	525	457,129
5.95%, 11/01/32	200	209,645
5.63%, 03/01/33	678	695,408
Series J, 4.30%, 12/01/28	413	403,874
Series N, 1.00%, 11/01/25	413	392,357
Appalachian Power Co.
5.65%, 04/01/34	225	229,718
Series AA, 2.70%, 04/01/31	250	217,122
Series BB, 4.50%, 08/01/32	400	379,623
Arizona Public Service Co.
2.60%, 08/15/29	413	373,555
2.20%, 12/15/31	129	106,393
6.35%, 12/15/32	300	323,314
Security	Par (000)	Value
Electric Utilities (continued)
Arizona Public Service Co. (continued)
5.55%, 08/01/33	$175	$ 178,350
5.70%, 08/15/34	200	205,331
Avangrid, Inc., 3.80%, 06/01/29	500	475,842
Baltimore Gas and Electric Co.
2.40%, 08/15/26(b)	129	123,225
2.25%, 06/15/31	239	204,296
5.30%, 06/01/34	175	178,596
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	413	393,528
3.70%, 07/15/30	733	696,590
1.65%, 05/15/31	699	572,914
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28	415	423,128
4.95%, 04/01/33	560	557,168
5.15%, 03/01/34	160	162,001
Series AE, 2.35%, 04/01/31	332	284,986
Series AG, 3.00%, 03/01/32	262	230,301
Series AI, 4.45%, 10/01/32	414	400,034
Series K2, 6.95%, 03/15/33	273	309,792
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	413	400,966
Commonwealth Edison Co.
2.55%, 06/15/26	163	156,657
3.70%, 08/15/28	413	399,064
4.90%, 02/01/33(b)	120	119,935
5.30%, 06/01/34	335	343,847
Connecticut Light and Power Co.
4.65%, 01/01/29	200	200,548
4.90%, 07/01/33	150	149,515
Series A, 3.20%, 03/15/27	413	398,307
Series A, 2.05%, 07/01/31	660	552,330
Constellation Energy Generation LLC
5.60%, 03/01/28	530	544,348
5.80%, 03/01/33	200	208,086
6.13%, 01/15/34	325	346,657
Consumers Energy Co., 4.70%, 01/15/30	155	155,715
DTE Electric Co.
4.85%, 12/01/26(b)	396	399,203
2.25%, 03/01/30	428	378,801
5.20%, 04/01/33	300	306,305
5.20%, 03/01/34	275	279,703
Series A, 1.90%, 04/01/28	413	376,024
Series A, 3.00%, 03/01/32	279	246,945
Series C, 2.63%, 03/01/31	300	264,380
DTE Energy Co., 4.95%, 07/01/27	475	477,153
Duke Energy Carolinas LLC
2.95%, 12/01/26	430	414,222
3.95%, 11/15/28(b)	450	441,022
2.45%, 08/15/29	400	361,117
2.45%, 02/01/30	329	294,317
2.55%, 04/15/31	225	196,468
2.85%, 03/15/32	458	401,382
4.95%, 01/15/33	1,335	1,350,224
4.85%, 01/15/34	400	397,641
Series A, 6.00%, 12/01/28(b)	413	433,797
Duke Energy Corp.
0.90%, 09/15/25	222	212,200
5.00%, 12/08/25	65	65,085
2.65%, 09/01/26(b)	1,207	1,154,567
4.85%, 01/05/27	200	200,798
3.15%, 08/15/27	413	394,729
5.00%, 12/08/27	210	212,043
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Corp. (continued)
4.30%, 03/15/28	$584	$ 575,348
4.85%, 01/05/29	546	548,176
3.40%, 06/15/29	388	365,364
2.45%, 06/01/30	684	603,119
2.55%, 06/15/31	829	710,584
4.50%, 08/15/32(b)	746	715,739
5.75%, 09/15/33(b)	375	390,121
5.45%, 06/15/34	631	640,452
(5-year CMT + 2.32%), 3.25%, 01/15/82(c)	516	466,899
Duke Energy Florida LLC
3.20%, 01/15/27	400	387,351
3.80%, 07/15/28	422	410,357
2.50%, 12/01/29	614	553,534
1.75%, 06/15/30(b)	388	330,019
2.40%, 12/15/31	679	579,468
5.88%, 11/15/33	501	534,231
Duke Energy Indiana LLC, 5.25%, 03/01/34	175	179,171
Duke Energy Ohio, Inc., 5.25%, 04/01/33	130	132,545
Duke Energy Progress LLC
3.25%, 08/15/25	358	351,866
3.70%, 09/01/28	300	290,307
3.45%, 03/15/29	413	393,646
2.00%, 08/15/31	426	355,515
3.40%, 04/01/32	313	284,332
5.25%, 03/15/33	120	122,837
5.10%, 03/15/34	200	203,088
Edison International
4.70%, 08/15/25	300	298,146
5.75%, 06/15/27	470	478,992
4.13%, 03/15/28	446	433,243
5.25%, 11/15/28	730	735,730
5.45%, 06/15/29	300	305,344
6.95%, 11/15/29	245	265,159
Emera U.S. Finance LP
3.55%, 06/15/26	240	232,158
2.64%, 06/15/31	145	122,843
Enel Americas SA, 4.00%, 10/25/26	276	268,466
Enel Chile SA, 4.88%, 06/12/28	400	392,261
Entergy Arkansas LLC
3.50%, 04/01/26	350	343,032
5.15%, 01/15/33(b)	300	303,764
5.30%, 09/15/33	200	203,498
5.45%, 06/01/34(b)	175	180,599
Entergy Corp.
0.90%, 09/15/25	549	524,554
2.95%, 09/01/26	829	796,622
1.90%, 06/15/28	329	295,657
2.80%, 06/15/30	1,231	1,102,357
2.40%, 06/15/31	496	418,931
Entergy Louisiana LLC
3.12%, 09/01/27	256	244,877
3.25%, 04/01/28	500	475,606
1.60%, 12/15/30	243	201,090
2.35%, 06/15/32	250	208,306
4.00%, 03/15/33	600	553,052
5.35%, 03/15/34	450	458,790
Entergy Mississippi LLC
2.85%, 06/01/28	413	385,691
5.00%, 09/01/33(b)	40	39,858
Entergy Texas, Inc., 1.75%, 03/15/31	350	289,621
Evergy Kansas Central, Inc.
2.55%, 07/01/26	288	276,940
Security	Par (000)	Value
Electric Utilities (continued)
Evergy Kansas Central, Inc. (continued)
5.90%, 11/15/33	$150	$ 158,057
Evergy Metro, Inc.
3.65%, 08/15/25	97	95,350
4.95%, 04/15/33(b)	115	114,351
5.40%, 04/01/34	175	178,187
Series 2020, 2.25%, 06/01/30	300	261,785
Evergy, Inc., 2.90%, 09/15/29	413	376,779
Eversource Energy
4.75%, 05/15/26	70	69,717
5.00%, 01/01/27(b)	175	175,299
2.90%, 03/01/27	313	298,254
4.60%, 07/01/27	400	396,918
5.45%, 03/01/28	765	777,704
5.95%, 02/01/29	350	364,413
2.55%, 03/15/31	413	351,733
5.85%, 04/15/31	450	466,975
3.38%, 03/01/32	313	276,271
5.13%, 05/15/33	400	394,846
5.50%, 01/01/34	400	403,188
5.95%, 07/15/34	450	467,430
Series M, 3.30%, 01/15/28	143	135,601
Series O, 4.25%, 04/01/29	193	187,443
Series Q, 0.80%, 08/15/25	660	629,679
Series R, 1.65%, 08/15/30(b)	400	331,410
Series U, 1.40%, 08/15/26	413	384,084
Exelon Corp.
3.40%, 04/15/26	620	605,634
2.75%, 03/15/27	347	330,090
5.15%, 03/15/28	550	556,760
5.15%, 03/15/29	385	391,167
4.05%, 04/15/30	829	797,748
3.35%, 03/15/32(b)	650	585,548
5.30%, 03/15/33	622	632,912
5.45%, 03/15/34(b)	474	483,332
FirstEnergy Corp.
2.65%, 03/01/30	400	355,614
Series B, 3.90%, 07/15/27	900	874,650
Series B, 2.25%, 09/01/30(b)	256	219,743
Florida Power & Light Co.
3.13%, 12/01/25	413	404,173
4.45%, 05/15/26(b)	115	114,590
5.05%, 04/01/28	1,305	1,328,074
4.40%, 05/15/28	470	468,017
5.15%, 06/15/29	870	892,226
4.63%, 05/15/30	180	180,491
2.45%, 02/03/32	919	785,747
5.10%, 04/01/33	490	498,897
4.80%, 05/15/33	315	314,654
5.63%, 04/01/34	1,500	1,589,956
5.30%, 06/15/34	400	413,947
Fortis, Inc./Canada, 3.06%, 10/04/26	829	795,587
Georgia Power Co.
5.00%, 02/23/27	429	433,141
3.25%, 03/30/27	250	241,262
4.65%, 05/16/28	400	400,645
4.70%, 05/15/32	430	425,816
4.95%, 05/17/33	754	754,390
5.25%, 03/15/34(b)	727	742,700
Series B, 2.65%, 09/15/29	557	506,974
Interstate Power and Light Co.
4.10%, 09/26/28	225	219,327
3.60%, 04/01/29	252	240,394

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Interstate Power and Light Co. (continued)
2.30%, 06/01/30	$400	$ 350,139
5.70%, 10/15/33	150	155,488
IPALCO Enterprises, Inc.
4.25%, 05/01/30	179	169,845
5.75%, 04/01/34	250	254,546
ITC Holdings Corp.
3.25%, 06/30/26	129	125,022
3.35%, 11/15/27	350	334,849
Kentucky Utilities Co., 5.45%, 04/15/33	175	180,551
Louisville Gas and Electric Co., 5.45%, 04/15/33	95	97,823
MidAmerican Energy Co.
3.10%, 05/01/27	274	263,921
3.65%, 04/15/29	763	734,671
6.75%, 12/30/31	291	330,224
5.35%, 01/15/34(b)	175	181,322
Mississippi Power Co., 3.95%, 03/30/28	300	292,155
Nevada Power Co.
Series CC, 3.70%, 05/01/29	272	261,537
Series DD, 2.40%, 05/01/30	329	289,867
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/25	1,037	1,044,011
4.95%, 01/29/26	500	500,326
1.88%, 01/15/27	736	686,613
3.55%, 05/01/27	829	802,997
4.63%, 07/15/27	1,000	999,670
4.90%, 02/28/28(b)	804	808,228
1.90%, 06/15/28	816	735,142
4.90%, 03/15/29	500	503,187
3.50%, 04/01/29	1,000	946,866
2.75%, 11/01/29	609	554,129
5.00%, 02/28/30(b)	500	506,309
2.25%, 06/01/30	1,308	1,139,890
2.44%, 01/15/32	849	713,566
5.00%, 07/15/32	670	669,807
5.05%, 02/28/33	700	696,803
5.25%, 03/15/34(b)	800	806,735
Northern States Power Co., 2.25%, 04/01/31	100	85,708
NSTAR Electric Co.
3.20%, 05/15/27	322	310,381
3.25%, 05/15/29	600	566,356
5.40%, 06/01/34(b)	200	205,505
OGE Energy Corp., 5.45%, 05/15/29	200	204,754
Ohio Power Co.
5.00%, 06/01/33	328	324,182
5.65%, 06/01/34	150	154,252
Series P, 2.60%, 04/01/30	264	235,241
Series Q, 1.63%, 01/15/31	359	293,482
Oklahoma Gas and Electric Co.
3.80%, 08/15/28	268	258,951
3.25%, 04/01/30	79	72,892
5.40%, 01/15/33	200	205,513
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25	480	456,723
4.30%, 05/15/28(b)	488	482,488
3.70%, 11/15/28(b)	293	282,672
2.75%, 05/15/30	829	748,684
7.00%, 05/01/32	800	906,379
4.15%, 06/01/32	296	282,306
4.55%, 09/15/32	519	509,292
7.25%, 01/15/33	263	303,252
5.65%, 11/15/33	651	684,435
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co.
3.15%, 01/01/26	$1,109	$ 1,077,504
2.95%, 03/01/26	326	314,842
5.45%, 06/15/27	500	505,843
2.10%, 08/01/27	483	443,236
3.30%, 12/01/27	655	619,718
3.00%, 06/15/28(b)	516	481,120
3.75%, 07/01/28	550	524,672
6.10%, 01/15/29	565	587,286
4.20%, 03/01/29	620	596,874
5.55%, 05/15/29	400	408,308
4.55%, 07/01/30	1,659	1,605,916
2.50%, 02/01/31	1,243	1,053,178
3.25%, 06/01/31	550	483,935
4.40%, 03/01/32(b)	143	133,977
5.90%, 06/15/32	850	873,288
6.15%, 01/15/33	428	445,533
6.40%, 06/15/33	590	624,450
6.95%, 03/15/34	435	479,967
5.80%, 05/15/34	800	815,144
PacifiCorp.
5.10%, 02/15/29	300	304,169
3.50%, 06/15/29	254	240,217
2.70%, 09/15/30	254	225,256
5.30%, 02/15/31	300	304,721
7.70%, 11/15/31(b)	400	464,866
5.45%, 02/15/34	684	691,936
PECO Energy Co.
3.15%, 10/15/25	254	249,059
4.90%, 06/15/33	264	264,971
Potomac Electric Power Co., 5.20%, 03/15/34	175	179,702
PPL Capital Funding, Inc., 3.10%, 05/15/26	400	387,511
PPL Electric Utilities Corp.
5.00%, 05/15/33	500	503,469
4.85%, 02/15/34	400	399,296
Progress Energy, Inc., 7.75%, 03/01/31	330	378,740
Public Service Co. of Colorado
3.70%, 06/15/28	129	124,417
1.88%, 06/15/31	450	369,901
5.35%, 05/15/34	200	204,097
Series 35, 1.90%, 01/15/31	160	132,981
Series 38, 4.10%, 06/01/32(b)	150	142,111
Public Service Co. of New Hampshire, 5.35%, 10/01/33(b)	375	386,410
Public Service Co. of Oklahoma
5.25%, 01/15/33	200	201,194
Series J, 2.20%, 08/15/31	413	342,349
Sierra Pacific Power Co., 2.60%, 05/01/26	136	131,046
Southern California Edison Co.
5.35%, 03/01/26(b)	275	276,846
4.90%, 06/01/26	140	139,953
4.88%, 02/01/27(b)	275	275,894
5.85%, 11/01/27	500	515,978
5.30%, 03/01/28	495	504,031
5.65%, 10/01/28	378	390,366
6.65%, 04/01/29(b)	300	319,925
5.15%, 06/01/29	275	279,854
2.85%, 08/01/29(b)	184	168,656
2.25%, 06/01/30	432	375,063
5.45%, 06/01/31	608	627,716
2.75%, 02/01/32	413	357,381
5.95%, 11/01/32	525	555,490
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Southern California Edison Co. (continued)
6.00%, 01/15/34	$332	$ 352,710
5.20%, 06/01/34(b)	729	731,512
Series 20C, 1.20%, 02/01/26	275	260,123
Series A, 4.20%, 03/01/29	400	389,903
Series B, 3.65%, 03/01/28	275	264,554
Series D, 4.70%, 06/01/27	300	299,916
Series E, 3.70%, 08/01/25	619	610,610
Series G, 2.50%, 06/01/31(b)	149	128,233
Southern Co.
5.15%, 10/06/25	200	200,173
3.25%, 07/01/26	1,327	1,289,623
5.11%, 08/01/27(b)	500	503,814
4.85%, 06/15/28	570	573,244
5.50%, 03/15/29(b)	821	846,575
5.70%, 10/15/32	350	366,003
5.20%, 06/15/33	570	573,189
5.70%, 03/15/34	902	939,961
Series 2021-A, (5-year CMT + 2.92%), 3.75%, 09/15/51(c)	500	473,830
Series 21-B, 1.75%, 03/15/28	304	273,539
Series A, 3.70%, 04/30/30	758	714,837
Series B, (5-year CMT + 3.73%), 4.00%, 01/15/51(c)	829	805,356
Southern Power Co., 4.15%, 12/01/25	650	643,277
Southwestern Electric Power Co.
5.30%, 04/01/33	75	74,798
Series K, 2.75%, 10/01/26	300	285,720
Series M, 4.10%, 09/15/28	179	173,843
Series N, 1.65%, 03/15/26	272	258,442
Tampa Electric Co., 4.90%, 03/01/29(b)	190	192,133
Tucson Electric Power Co., 1.50%, 08/01/30	116	96,572
Union Electric Co.
2.95%, 06/15/27	129	123,519
3.50%, 03/15/29	250	238,911
2.95%, 03/15/30	254	232,862
2.15%, 03/15/32	179	148,097
5.20%, 04/01/34	275	279,392
Virginia Electric and Power Co.
2.30%, 11/15/31	413	348,519
2.40%, 03/30/32(b)	530	447,835
5.00%, 04/01/33	525	524,044
5.30%, 08/15/33	250	254,183
5.00%, 01/15/34	400	397,856
Series A, 3.15%, 01/15/26	458	446,956
Series A, 3.50%, 03/15/27	620	602,725
Series A, 3.80%, 04/01/28	413	401,306
Series A, 2.88%, 07/15/29	929	856,473
Series B, 2.95%, 11/15/26	264	254,027
Series B, 3.75%, 05/15/27	400	390,395
Wisconsin Electric Power Co.
1.70%, 06/15/28	159	143,084
5.00%, 05/15/29	125	127,008
4.75%, 09/30/32(b)	305	305,635
5.63%, 05/15/33	200	212,530
Wisconsin Power and Light Co.
3.05%, 10/15/27(b)	252	239,531
3.00%, 07/01/29(b)	129	120,324
1.95%, 09/16/31	194	158,869
3.95%, 09/01/32	400	373,500
4.95%, 04/01/33	40	39,738
5.38%, 03/30/34	335	341,108
Security	Par (000)	Value
Electric Utilities (continued)
Wisconsin Public Service Corp., 5.35%, 11/10/25	$250	$ 251,102
Xcel Energy, Inc.
3.35%, 12/01/26	413	398,685
1.75%, 03/15/27	413	381,668
4.00%, 06/15/28	479	464,593
2.60%, 12/01/29	380	339,099
3.40%, 06/01/30	350	322,794
2.35%, 11/15/31	329	272,357
4.60%, 06/01/32	397	382,251
5.45%, 08/15/33	500	506,674
5.50%, 03/15/34	555	562,092
		145,846,708
Electrical Equipment — 0.3%
Eaton Corp.
3.10%, 09/15/27	572	548,317
4.35%, 05/18/28	342	340,947
4.15%, 03/15/33(b)	978	938,267
Emerson Electric Co.
0.88%, 10/15/26	350	323,188
1.80%, 10/15/27	400	368,076
2.00%, 12/21/28(b)	728	658,195
1.95%, 10/15/30(b)	275	237,538
2.20%, 12/21/31	550	469,793
NXP BV/NXP Funding LLC
5.35%, 03/01/26	320	321,258
5.55%, 12/01/28	400	410,536
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.88%, 06/18/26	497	487,808
3.15%, 05/01/27	300	286,811
4.40%, 06/01/27	400	395,624
4.30%, 06/18/29	829	810,491
3.40%, 05/01/30	789	730,954
2.50%, 05/11/31	661	565,693
2.65%, 02/15/32	662	562,417
5.00%, 01/15/33(b)	790	784,688
Regal Rexnord Corp.
6.05%, 04/15/28(b)	500	512,100
6.30%, 02/15/30	700	728,745
6.40%, 04/15/33	700	730,490
		11,211,936
Electronic Equipment, Instruments & Components — 0.8%
Acuity Brands Lighting, Inc., 2.15%, 12/15/30	250	211,584
Amphenol Corp.
4.75%, 03/30/26	279	278,827
5.05%, 04/05/27	362	365,779
5.05%, 04/05/29(b)	175	178,273
4.35%, 06/01/29	350	345,581
2.80%, 02/15/30	829	754,106
2.20%, 09/15/31	597	502,998
5.25%, 04/05/34	375	382,979
Arrow Electronics, Inc.
3.88%, 01/12/28	350	335,823
2.95%, 02/15/32(b)	329	280,553
5.88%, 04/10/34(b)	200	202,147
Avnet, Inc.
4.63%, 04/15/26	252	249,597
6.25%, 03/15/28	160	166,282
3.00%, 05/15/31	413	353,757
5.50%, 06/01/32	130	128,345
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	660	625,250
4.25%, 04/01/28(b)	329	318,520

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
CDW LLC/CDW Finance Corp. (continued)
3.28%, 12/01/28	$660	$ 611,594
3.25%, 02/15/29(b)	371	341,342
3.57%, 12/01/31	784	699,494
Flex Ltd.
3.75%, 02/01/26	550	538,312
6.00%, 01/15/28	300	308,456
4.88%, 06/15/29	413	407,769
4.88%, 05/12/30	243	239,625
Honeywell International, Inc.
2.50%, 11/01/26	1,070	1,023,984
1.10%, 03/01/27	829	762,224
4.65%, 07/30/27	475	477,013
4.95%, 02/15/28	356	362,956
4.25%, 01/15/29	536	532,186
2.70%, 08/15/29	581	535,167
4.88%, 09/01/29(b)	400	406,248
4.70%, 02/01/30	475	477,863
1.95%, 06/01/30	829	722,132
1.75%, 09/01/31(b)	1,163	964,508
4.95%, 09/01/31(b)	400	408,419
4.75%, 02/01/32	475	476,879
5.00%, 02/15/33	852	867,624
4.50%, 01/15/34	616	603,277
Hubbell, Inc.
3.35%, 03/01/26	290	282,783
3.50%, 02/15/28	250	239,617
Jabil, Inc.
1.70%, 04/15/26	694	655,063
4.25%, 05/15/27(b)	145	142,267
3.95%, 01/12/28	250	240,859
5.45%, 02/01/29	75	76,143
3.60%, 01/15/30	250	231,080
3.00%, 01/15/31	219	190,350
Keysight Technologies, Inc.
4.60%, 04/06/27	450	447,330
3.00%, 10/30/29	260	237,008
TD SYNNEX Corp.
1.75%, 08/09/26	279	260,763
2.38%, 08/09/28	179	162,198
2.65%, 08/09/31	413	343,989
6.10%, 04/12/34	341	350,755
Teledyne Technologies, Inc., 2.75%, 04/01/31	829	725,668
Trimble, Inc.
4.90%, 06/15/28	350	349,945
6.10%, 03/15/33	400	420,999
Tyco Electronics Group SA
4.50%, 02/13/26	300	299,107
3.70%, 02/15/26	268	263,711
3.13%, 08/15/27	250	239,469
4.63%, 02/01/30	225	225,123
2.50%, 02/04/32(b)	405	349,951
Vontier Corp.
1.80%, 04/01/26	496	468,863
2.40%, 04/01/28	200	181,376
2.95%, 04/01/31	350	298,497
		25,130,387
Security	Par (000)	Value
Energy Equipment & Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co- Obligor, Inc.
2.06%, 12/15/26	$566	$ 532,874
3.34%, 12/15/27	999	959,190
3.14%, 11/07/29	243	225,958
4.49%, 05/01/30	350	346,688
Halliburton Co.
3.80%, 11/15/25	151	148,925
2.92%, 03/01/30(b)	611	558,170
Helmerich & Payne, Inc., 2.90%, 09/29/31	350	298,856
Patterson-UTI Energy, Inc.
3.95%, 02/01/28	250	239,053
7.15%, 10/01/33	300	323,830
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	300	288,450
Schlumberger Investment SA
4.50%, 05/15/28	300	300,303
2.65%, 06/26/30(b)	942	849,256
4.85%, 05/15/33(b)	300	301,120
5.00%, 06/01/34	300	302,291
		5,674,964
Entertainment — 0.6%
Electronic Arts, Inc.
4.80%, 03/01/26	290	289,959
1.85%, 02/15/31	463	388,147
Meta Platforms, Inc.
3.50%, 08/15/27	1,802	1,754,397
4.60%, 05/15/28	940	948,180
4.80%, 05/15/30	602	613,414
3.85%, 08/15/32	1,956	1,854,659
4.95%, 05/15/33(b)	1,040	1,062,091
Netflix, Inc.
4.38%, 11/15/26	700	695,483
4.88%, 04/15/28	1,214	1,224,723
5.88%, 11/15/28	1,500	1,574,320
6.38%, 05/15/29	500	537,253
Take-Two Interactive Software, Inc.
5.00%, 03/28/26	350	350,379
3.70%, 04/14/27	305	296,853
4.95%, 03/28/28	350	351,381
5.40%, 06/12/29	150	153,289
4.00%, 04/14/32	359	334,202
5.60%, 06/12/34	150	152,842
Tencent Music Entertainment Group, 2.00%, 09/03/30(b)	250	212,685
TWDC Enterprises 18 Corp.
3.15%, 09/17/25	391	383,806
3.00%, 02/13/26	580	564,348
1.85%, 07/30/26(b)	829	784,647
2.95%, 06/15/27(b)	620	594,276
7.00%, 03/01/32	250	284,357
Walt Disney Co.
3.70%, 10/15/25	686	677,171
1.75%, 01/13/26	780	747,203
3.38%, 11/15/26	143	139,055
3.70%, 03/23/27	250	245,025
2.20%, 01/13/28(b)	829	769,508
2.00%, 09/01/29	1,219	1,078,855
3.80%, 03/22/30(b)	829	797,923
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Walt Disney Co. (continued)
2.65%, 01/13/31(b)	$1,522	$ 1,354,706
Weibo Corp., 3.38%, 07/08/30(b)	300	267,836
		21,482,973
Environmental, Maintenance & Security Service(a) — 0.0%
Veralto Corp.
5.50%, 09/18/26(b)	325	327,959
5.35%, 09/18/28	325	331,428
5.45%, 09/18/33	325	331,635
		991,022
Financial Services — 1.4%
Affiliated Managers Group, Inc., 3.30%, 06/15/30	264	241,082
Ally Financial, Inc.
4.75%, 06/09/27(b)	500	493,346
7.10%, 11/15/27	300	316,550
2.20%, 11/02/28	285	252,418
8.00%, 11/01/31	1,711	1,922,011
(1-day SOFR + 2.29%), 6.18%, 07/26/35(c)	90	90,400
(1-day SOFR + 2.82%), 6.85%, 01/03/30(c)	491	514,267
(1-day SOFR + 3.26%), 6.99%, 06/13/29(c)	500	525,656
Ameriprise Financial, Inc.
2.88%, 09/15/26	413	397,815
5.70%, 12/15/28	175	181,610
4.50%, 05/13/32	313	305,876
5.15%, 05/15/33	210	213,180
Apollo Global Management, Inc., 6.38%, 11/15/33	275	297,576
Ares Management Corp., 6.38%, 11/10/28	254	268,464
AutoNation, Inc.
1.95%, 08/01/28	136	120,410
4.75%, 06/01/30	179	175,095
2.40%, 08/01/31(b)	362	298,393
3.85%, 03/01/32(b)	400	362,523
Berkshire Hathaway Finance Corp.
2.30%, 03/15/27	637	604,448
1.85%, 03/12/30	413	361,321
1.45%, 10/15/30	745	628,117
2.88%, 03/15/32(b)	500	448,328
Berkshire Hathaway, Inc., 3.13%, 03/15/26	1,636	1,601,820
Blue Owl Credit Income Corp.
4.70%, 02/08/27	252	243,822
7.75%, 09/16/27	300	313,292
7.95%, 06/13/28	398	420,859
7.75%, 01/15/29	352	372,414
6.60%, 09/15/29(a)	250	251,957
6.65%, 03/15/31	570	574,232
Blue Owl Finance LLC, 6.25%, 04/18/34(a)(b)	570	585,764
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29(a)	400	397,856
CI Financial Corp., 3.20%, 12/17/30	496	399,847
Corebridge Financial, Inc.
3.65%, 04/05/27	741	718,342
3.85%, 04/05/29	925	882,518
3.90%, 04/05/32	825	757,867
6.05%, 09/15/33(a)	250	262,546
5.75%, 01/15/34	400	411,703
(5-year CMT + 3.85%), 6.88%, 12/15/52(c)	350	355,426
DH Europe Finance II SARL, 2.60%, 11/15/29	366	333,018
Enact Holdings, Inc., 6.25%, 05/28/29	500	509,055
Equitable Holdings, Inc.
4.35%, 04/20/28	829	814,052
5.59%, 01/11/33	350	361,561
Security	Par (000)	Value
Financial Services (continued)
Essent Group Ltd., 6.25%, 07/01/29(b)	$175	$ 178,587
Franklin Resources, Inc., 1.60%, 10/30/30	400	331,523
HA Sustainable Infrastructure Capital, Inc., 6.38%, 07/01/34(a)	450	445,701
HPS Corporate Lending Fund(a)
6.75%, 01/30/29	200	205,137
6.25%, 09/30/29(b)	300	301,691
Invesco Finance PLC, 3.75%, 01/15/26	250	245,288
Jackson Financial, Inc.
5.17%, 06/08/27	200	201,417
3.13%, 11/23/31	179	153,708
5.67%, 06/08/32(b)	200	204,849
Legg Mason, Inc., 4.75%, 03/15/26	256	255,882
Mastercard, Inc.
2.95%, 11/21/26	400	386,345
3.30%, 03/26/27	653	634,693
3.50%, 02/26/28	179	174,118
4.88%, 03/09/28(b)	410	417,955
2.95%, 06/01/29	743	697,883
3.35%, 03/26/30	1,002	949,436
1.90%, 03/15/31	425	363,252
2.00%, 11/18/31	656	553,073
4.85%, 03/09/33	656	667,023
4.88%, 05/09/34	874	886,057
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/25	100	100,632
4.45%, 03/13/26	100	99,395
1.00%, 06/15/26	600	559,900
5.60%, 11/13/26	150	152,818
4.80%, 02/05/27	250	251,241
5.10%, 05/06/27	175	177,420
3.40%, 02/07/28	809	777,580
4.80%, 03/15/28	215	215,988
5.05%, 09/15/28	175	177,602
4.85%, 02/07/29	250	253,052
3.70%, 03/15/29	600	576,452
5.15%, 06/15/29(b)	175	178,877
2.40%, 03/15/30	686	607,957
5.00%, 02/07/31	200	202,434
1.35%, 03/15/31	200	161,480
1.65%, 06/15/31(b)	500	407,806
8.00%, 03/01/32	257	303,169
2.75%, 04/15/32	413	357,665
4.02%, 11/01/32	600	564,280
4.15%, 12/15/32(b)	200	189,852
5.80%, 01/15/33	175	185,185
(5-year CMT + 3.53%), 7.13%, 09/15/53(c)	200	208,304
ORIX Corp.
3.70%, 07/18/27	350	338,963
5.00%, 09/13/27	200	201,127
2.25%, 03/09/31	413	350,505
4.00%, 04/13/32	313	293,429
5.20%, 09/13/32(b)	200	202,501
Radian Group, Inc.
4.88%, 03/15/27	256	253,130
6.20%, 05/15/29	275	283,507
Raymond James Financial Inc., 4.65%, 04/01/30	336	334,804
Stifel Financial Corp., 4.00%, 05/15/30	300	282,626
TPG Operating Group II LP, 5.88%, 03/05/34(b)	326	334,883
Utah Acquisition Sub, Inc., 3.95%, 06/15/26	1,227	1,202,899
Visa, Inc.
3.15%, 12/14/25	2,796	2,739,698

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Financial Services (continued)
Visa, Inc. (continued)
1.90%, 04/15/27	$1,049	$ 981,915
0.75%, 08/15/27(b)	350	315,022
2.75%, 09/15/27	609	581,028
2.05%, 04/15/30	1,217	1,071,541
1.10%, 02/15/31	698	568,969
Voya Financial, Inc., 3.65%, 06/15/26	288	281,131
Western Union Co.
1.35%, 03/15/26	745	701,395
2.75%, 03/15/31(b)	95	80,652
		45,949,269
Food Products — 1.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	608	582,264
3.25%, 03/27/30	500	466,082
2.90%, 03/01/32	523	458,630
4.50%, 08/15/33(b)	310	301,540
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	350	337,525
3.25%, 08/15/26(b)	600	580,540
3.75%, 09/25/27	481	465,772
2.75%, 05/14/31	835	732,596
Campbell Soup Co.
5.30%, 03/20/26	225	226,488
5.20%, 03/19/27	275	278,885
4.15%, 03/15/28	500	491,104
5.20%, 03/21/29	275	280,276
2.38%, 04/24/30(b)	159	140,322
5.40%, 03/21/34	625	635,480
Conagra Brands, Inc.
4.60%, 11/01/25	829	823,997
5.30%, 10/01/26	250	252,172
1.38%, 11/01/27	597	535,446
7.00%, 10/01/28	200	215,773
4.85%, 11/01/28	876	876,206
8.25%, 09/15/30	200	234,168
Flowers Foods, Inc.
3.50%, 10/01/26	268	259,787
2.40%, 03/15/31	350	296,994
General Mills, Inc.
5.24%, 11/18/25	324	323,971
4.70%, 01/30/27	275	274,549
3.20%, 02/10/27	487	468,726
4.20%, 04/17/28	829	817,242
5.50%, 10/17/28	165	169,903
2.88%, 04/15/30	487	440,541
2.25%, 10/14/31	279	235,020
4.95%, 03/29/33	670	668,118
Hershey Co.
2.30%, 08/15/26	350	334,810
4.25%, 05/04/28	35	34,889
2.45%, 11/15/29	413	374,460
1.70%, 06/01/30	258	221,369
4.50%, 05/04/33(b)	302	300,051
Hormel Foods Corp.
4.80%, 03/30/27	235	236,552
1.70%, 06/03/28	277	250,089
1.80%, 06/11/30	400	344,390
Ingredion, Inc.
3.20%, 10/01/26(b)	350	338,522
Security	Par (000)	Value
Food Products (continued)
Ingredion, Inc. (continued)
2.90%, 06/01/30	$250	$ 226,687
J.M. Smucker Co.
3.38%, 12/15/27(b)	250	240,513
5.90%, 11/15/28	375	392,521
2.38%, 03/15/30(b)	250	221,346
2.13%, 03/15/32	179	147,124
6.20%, 11/15/33(b)	575	620,676
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	400	376,294
5.13%, 02/01/28	500	499,955
3.00%, 02/02/29	350	317,846
5.50%, 01/15/30	700	700,449
3.75%, 12/01/31	266	237,111
3.63%, 01/15/32	550	482,610
3.00%, 05/15/32	900	754,488
5.75%, 04/01/33	857	863,888
6.75%, 03/15/34(a)	1,022	1,098,626
Kellanova
3.25%, 04/01/26	300	291,971
3.40%, 11/15/27	450	431,739
4.30%, 05/15/28(b)	179	176,649
2.10%, 06/01/30	159	137,372
5.25%, 03/01/33	200	203,076
Series B, 7.45%, 04/01/31	400	453,775
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,416	1,371,279
3.88%, 05/15/27	1,018	997,435
4.63%, 01/30/29(b)	163	163,982
3.75%, 04/01/30	641	611,070
4.25%, 03/01/31	163	158,045
6.75%, 03/15/32	130	144,241
McCormick & Co., Inc.
0.90%, 02/15/26	308	289,641
3.40%, 08/15/27	350	337,073
2.50%, 04/15/30(b)	209	185,100
1.85%, 02/15/31	314	261,109
4.95%, 04/15/33(b)	300	300,777
Mondelez International, Inc.
2.63%, 03/17/27	259	245,866
4.13%, 05/07/28	260	256,408
4.75%, 02/20/29(b)	275	276,714
2.75%, 04/13/30	459	415,734
1.50%, 02/04/31	480	392,269
3.00%, 03/17/32	400	353,436
1.88%, 10/15/32(b)	413	332,495
Pilgrim’s Pride Corp.
4.25%, 04/15/31	600	557,411
3.50%, 03/01/32	360	312,426
6.25%, 07/01/33(b)	550	571,263
6.88%, 05/15/34	400	433,976
Tyson Foods, Inc.
4.00%, 03/01/26	300	295,396
3.55%, 06/02/27	829	799,870
4.35%, 03/01/29	500	487,689
5.40%, 03/15/29(b)	275	279,963
5.70%, 03/15/34	529	541,364
Unilever Capital Corp.
2.00%, 07/28/26	490	466,051
2.90%, 05/05/27	790	758,280
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food Products (continued)
Unilever Capital Corp. (continued)
3.50%, 03/22/28(b)	$900	$ 871,034
4.88%, 09/08/28(b)	600	609,383
2.13%, 09/06/29	655	586,713
1.38%, 09/14/30	527	439,563
1.75%, 08/12/31	450	375,093
5.90%, 11/15/32	723	784,061
5.00%, 12/08/33(b)	600	614,607
		41,056,782
Gas Utilities — 0.8%
Atmos Energy Corp.
3.00%, 06/15/27	350	335,139
2.63%, 09/15/29	396	360,430
1.50%, 01/15/31	429	351,630
5.90%, 11/15/33(b)	400	426,428
Boardwalk Pipelines LP
5.95%, 06/01/26	400	404,979
4.45%, 07/15/27	189	186,552
4.80%, 05/03/29	413	410,666
3.40%, 02/15/31	350	312,760
3.60%, 09/01/32	200	176,066
5.63%, 08/01/34	200	201,871
CenterPoint Energy Resources Corp.
5.25%, 03/01/28	515	523,203
4.00%, 04/01/28	400	388,681
1.75%, 10/01/30	159	132,672
4.40%, 07/01/32	200	191,777
5.40%, 03/01/33(b)	400	407,518
5.40%, 07/01/34	340	343,784
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27	905	909,876
3.70%, 11/15/29	763	721,989
DCP Midstream Operating LP
5.63%, 07/15/27(b)	200	204,120
5.13%, 05/15/29	502	507,428
8.13%, 08/16/30(b)	300	347,512
3.25%, 02/15/32	160	139,774
Enterprise Products Operating LLC
5.05%, 01/10/26	350	351,458
3.70%, 02/15/26(b)	376	369,997
4.60%, 01/11/27	808	808,112
3.95%, 02/15/27	209	205,709
4.15%, 10/16/28	829	814,847
3.13%, 07/31/29	1,010	942,707
2.80%, 01/31/30	711	648,418
5.35%, 01/31/33	600	619,559
4.85%, 01/31/34(b)	808	805,230
(3-mo. CME Term SOFR + 2.83%), 5.38%, 02/15/78(c)	300	282,867
Series D, 6.88%, 03/01/33	400	453,170
Series E, (3-mo. CME Term SOFR + 3.29%), 5.25%, 08/16/77(c)	620	599,039
National Fuel Gas Co.
5.50%, 01/15/26	350	350,841
5.50%, 10/01/26	140	141,133
2.95%, 03/01/31	413	354,900
NiSource, Inc.
0.95%, 08/15/25	721	690,053
3.49%, 05/15/27	829	800,987
5.25%, 03/30/28	555	562,533
5.20%, 07/01/29	300	304,258
2.95%, 09/01/29	529	484,804
Security	Par (000)	Value
Gas Utilities (continued)
NiSource, Inc. (continued)
3.60%, 05/01/30	$650	$ 610,670
1.70%, 02/15/31	366	298,992
5.40%, 06/30/33	310	314,125
5.35%, 04/01/34	725	730,408
ONE Gas, Inc., 5.10%, 04/01/29	40	40,800
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29	500	472,067
2.50%, 03/15/31	413	355,786
5.40%, 06/15/33	160	163,351
Southern California Gas Co.
2.95%, 04/15/27	530	506,469
5.20%, 06/01/33	220	222,655
Series TT, 2.60%, 06/15/26	186	178,751
Series XX, 2.55%, 02/01/30	229	205,282
Southern Co. Gas Capital Corp.
5.75%, 09/15/33(b)	300	314,197
Series 20-A, 1.75%, 01/15/31	413	341,398
Southwest Gas Corp.
5.80%, 12/01/27	300	307,482
5.45%, 03/23/28	65	66,091
2.20%, 06/15/30	129	111,458
4.05%, 03/15/32	225	208,274
Texas Eastern Transmission LP, 7.00%, 07/15/32	256	284,089
Transcontinental Gas Pipe Line Co. LLC
7.85%, 02/01/26	663	684,831
4.00%, 03/15/28	220	214,073
3.25%, 05/15/30	450	414,560
		25,621,286
Ground Transportation — 0.9%
Burlington Northern Santa Fe LLC
3.65%, 09/01/25	620	611,663
7.00%, 12/15/25	163	167,857
3.25%, 06/15/27	1,450	1,403,085
Canadian National Railway Co.
2.75%, 03/01/26	463	449,751
6.90%, 07/15/28	250	271,251
3.85%, 08/05/32	400	377,476
5.85%, 11/01/33	80	86,304
Canadian Pacific Railway Co.
1.75%, 12/02/26	613	573,229
4.00%, 06/01/28	400	390,491
2.88%, 11/15/29	407	372,023
2.05%, 03/05/30	179	156,151
7.13%, 10/15/31(b)	163	184,702
2.45%, 12/02/31	916	847,700
CH Robinson Worldwide, Inc., 4.20%, 04/15/28	350	342,251
CSX Corp.
3.35%, 11/01/25	451	442,383
2.60%, 11/01/26	400	382,620
3.25%, 06/01/27	639	617,880
3.80%, 03/01/28	1,023	997,783
4.25%, 03/15/29	776	767,253
2.40%, 02/15/30	413	368,938
4.10%, 11/15/32	714	682,270
5.20%, 11/15/33	300	307,595
FedEx Corp.
3.25%, 04/01/26	650	633,238
3.40%, 02/15/28	250	240,153
4.20%, 10/17/28	252	248,200
3.10%, 08/05/29	829	770,890
4.25%, 05/15/30(b)	309	303,494

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ground Transportation (continued)
FedEx Corp. (continued)
2.40%, 05/15/31(b)	$516	$ 446,885
4.90%, 01/15/34	268	267,284
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35(b)	403	340,762
Norfolk Southern Corp.
2.90%, 06/15/26	400	386,361
7.80%, 05/15/27	260	280,981
3.15%, 06/01/27	727	698,139
3.80%, 08/01/28	446	433,872
2.55%, 11/01/29	107	96,415
5.05%, 08/01/30(b)	440	448,131
2.30%, 05/15/31(b)	372	320,202
3.00%, 03/15/32	374	330,390
4.45%, 03/01/33	500	485,070
5.55%, 03/15/34(b)	250	260,914
Ryder System, Inc.
1.75%, 09/01/26	404	378,324
2.90%, 12/01/26	161	154,337
2.85%, 03/01/27	103	98,052
5.30%, 03/15/27	145	146,508
4.30%, 06/15/27	110	108,606
5.65%, 03/01/28	200	205,295
5.25%, 06/01/28	500	507,652
6.30%, 12/01/28	200	211,432
5.38%, 03/15/29	200	204,239
5.50%, 06/01/29	215	220,499
4.95%, 09/01/29	105	105,234
6.60%, 12/01/33(b)	370	403,811
Union Pacific Corp.
3.25%, 08/15/25	163	160,184
4.75%, 02/21/26	500	499,930
2.75%, 03/01/26	829	804,260
2.15%, 02/05/27	367	346,068
3.00%, 04/15/27	367	352,918
3.95%, 09/10/28	829	815,755
6.63%, 02/01/29	288	312,865
3.70%, 03/01/29	829	803,594
2.40%, 02/05/30	600	537,873
2.38%, 05/20/31	733	640,251
2.80%, 02/14/32(b)	1,000	885,492
4.50%, 01/20/33(b)	762	750,468
United Parcel Service, Inc.
2.40%, 11/15/26	659	627,695
3.05%, 11/15/27	701	669,758
3.40%, 03/15/29	350	334,655
2.50%, 09/01/29	280	254,631
4.45%, 04/01/30	350	349,869
4.88%, 03/03/33	676	681,184
5.15%, 05/22/34	500	510,199
		30,873,675
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories
3.88%, 09/15/25	352	348,780
3.75%, 11/30/26	1,174	1,155,518
1.15%, 01/30/28	438	394,424
1.40%, 06/30/30(b)	366	311,390
Baxter International, Inc.
2.60%, 08/15/26	603	576,486
1.92%, 02/01/27	808	752,633
2.27%, 12/01/28	850	764,524
3.95%, 04/01/30(b)	413	394,144
Security	Par (000)	Value
Health Care Equipment & Supplies (continued)
Baxter International, Inc. (continued)
1.73%, 04/01/31(b)	$400	$ 326,773
2.54%, 02/01/32(b)	864	727,149
Boston Scientific Corp., 2.65%, 06/01/30	829	745,002
Dentsply Sirona, Inc., 3.25%, 06/01/30	450	401,696
Edwards Lifesciences Corp., 4.30%, 06/15/28	400	391,934
GE HealthCare Technologies, Inc.
5.60%, 11/15/25	620	623,572
5.65%, 11/15/27	1,000	1,025,630
5.86%, 03/15/30	750	785,580
5.91%, 11/22/32	1,100	1,158,895
Medtronic Global Holdings SCA
4.25%, 03/30/28	650	644,020
4.50%, 03/30/33	645	633,986
Smith & Nephew PLC
5.15%, 03/20/27	40	40,332
2.03%, 10/14/30(b)	560	474,788
5.40%, 03/20/34	390	394,313
Solventum Corp.(a)
5.45%, 02/25/27	657	663,083
5.40%, 03/01/29	985	997,178
5.45%, 03/13/31	650	656,085
5.60%, 03/23/34	1,084	1,090,727
STERIS Irish FinCo UnLtd Co., 2.70%, 03/15/31	334	288,095
Stryker Corp.
3.38%, 11/01/25	480	470,968
3.50%, 03/15/26	413	404,902
3.65%, 03/07/28	350	338,094
4.85%, 12/08/28	200	201,573
1.95%, 06/15/30	400	344,476
Zimmer Biomet Holdings, Inc.
3.05%, 01/15/26	400	389,296
5.35%, 12/01/28	250	255,722
2.60%, 11/24/31(b)	261	223,261
		19,395,029
Health Care Providers & Services — 2.9%
Adventist Health System, 5.43%, 03/01/32(b)	500	505,815
Ascension Health, Series B, 2.53%, 11/15/29(b)	97	88,215
Banner Health, 2.34%, 01/01/30	500	444,629
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	57	48,493
Bon Secours Mercy Health, Inc., 3.46%, 06/01/30	130	123,585
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	130	111,841
Centene Corp.
4.25%, 12/15/27(b)	1,562	1,514,207
2.45%, 07/15/28	1,700	1,536,622
4.63%, 12/15/29	2,276	2,197,156
3.38%, 02/15/30	1,332	1,205,963
3.00%, 10/15/30	1,430	1,254,156
2.50%, 03/01/31	1,430	1,199,182
2.63%, 08/01/31	846	706,649
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	98,590
Cigna Group
4.13%, 11/15/25	822	813,178
4.50%, 02/25/26	755	750,430
1.25%, 03/15/26	172	162,375
5.69%, 03/15/26	400	400,045
3.40%, 03/01/27	898	869,233
3.05%, 10/15/27(b)	179	170,826
4.38%, 10/15/28	2,569	2,534,036
5.00%, 05/15/29	600	607,734
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
Cigna Group (continued)
2.40%, 03/15/30	$1,007	$ 892,588
2.38%, 03/15/31	890	762,865
5.13%, 05/15/31(b)	300	304,467
5.40%, 03/15/33	490	502,003
5.25%, 02/15/34	750	757,785
CommonSpirit Health
1.55%, 10/01/25	120	114,775
3.35%, 10/01/29	338	315,958
2.78%, 10/01/30	930	825,840
CVS Health Corp.
5.00%, 02/20/26	910	909,283
2.88%, 06/01/26	1,148	1,105,473
3.00%, 08/15/26	1,000	963,702
3.63%, 04/01/27	457	443,660
6.25%, 06/01/27(b)	254	263,667
1.30%, 08/21/27	1,835	1,649,949
4.30%, 03/25/28	4,079	3,998,238
5.00%, 01/30/29(b)	440	442,493
5.40%, 06/01/29(b)	750	765,229
3.25%, 08/15/29	1,147	1,061,556
5.13%, 02/21/30	984	992,518
3.75%, 04/01/30	983	924,893
1.75%, 08/21/30	1,020	850,358
5.25%, 01/30/31	335	338,620
1.88%, 02/28/31	1,023	840,254
5.55%, 06/01/31	750	766,686
2.13%, 09/15/31	683	560,563
5.25%, 02/21/33	950	947,339
5.30%, 06/01/33	820	818,925
5.70%, 06/01/34	750	765,343
Elevance Health, Inc.
5.35%, 10/15/25	220	220,681
4.90%, 02/08/26	250	249,643
1.50%, 03/15/26	820	777,269
3.65%, 12/01/27	1,222	1,184,749
4.10%, 03/01/28	954	935,805
5.15%, 06/15/29	360	367,142
2.88%, 09/15/29	550	504,426
2.25%, 05/15/30	926	810,483
2.55%, 03/15/31	842	733,866
4.10%, 05/15/32(b)	458	434,089
5.50%, 10/15/32	600	622,577
4.75%, 02/15/33	700	690,591
5.38%, 06/15/34	884	906,587
HCA, Inc.
5.88%, 02/15/26	980	986,373
5.25%, 06/15/26	829	830,478
5.38%, 09/01/26	824	827,786
4.50%, 02/15/27	784	774,894
3.13%, 03/15/27	942	902,020
5.20%, 06/01/28	653	659,464
5.63%, 09/01/28	980	1,002,525
5.88%, 02/01/29	600	620,195
3.38%, 03/15/29	326	304,951
4.13%, 06/15/29	1,648	1,589,780
3.50%, 09/01/30(b)	2,116	1,951,116
5.45%, 04/01/31	784	799,099
2.38%, 07/15/31	829	697,256
3.63%, 03/15/32	1,305	1,174,894
5.50%, 06/01/33	980	991,302
5.60%, 04/01/34	1,072	1,089,166
Security	Par (000)	Value
Health Care Providers & Services (continued)
Humana, Inc.
5.70%, 03/13/26	$290	$ 290,029
1.35%, 02/03/27	633	581,734
3.95%, 03/15/27	350	342,238
5.75%, 03/01/28	115	118,408
5.75%, 12/01/28	100	103,460
3.70%, 03/23/29	288	275,599
3.13%, 08/15/29(b)	413	381,896
4.88%, 04/01/30(b)	290	290,462
5.38%, 04/15/31	730	741,086
2.15%, 02/03/32	384	313,528
5.88%, 03/01/33(b)	500	519,472
5.95%, 03/15/34(b)	496	518,825
ICON Investments Six DAC
5.81%, 05/08/27	200	203,944
5.85%, 05/08/29	500	517,110
6.00%, 05/08/34	200	208,719
IQVIA, Inc.
5.70%, 05/15/28	350	358,890
6.25%, 02/01/29	635	665,616
Kaiser Foundation Hospitals, 3.15%, 05/01/27	679	657,308
Laboratory Corp. of America Holdings
1.55%, 06/01/26	425	399,443
3.60%, 09/01/27	413	398,906
2.95%, 12/01/29	400	364,313
2.70%, 06/01/31	156	135,662
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25	200	189,833
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	743	666,688
Quest Diagnostics, Inc.
3.45%, 06/01/26	250	243,851
4.20%, 06/30/29	163	159,495
2.95%, 06/30/30	350	318,430
2.80%, 06/30/31	329	288,174
6.40%, 11/30/33	500	545,774
SSM Health Care Corp., 4.89%, 06/01/28	250	251,683
Stanford Health Care, Series 2020, 3.31%, 08/15/30(b)	250	233,230
Sutter Health
Series 20A, 1.32%, 08/15/25	63	60,563
Series 20A, 2.29%, 08/15/30	517	453,200
UnitedHealth Group, Inc.
5.15%, 10/15/25	500	502,025
1.25%, 01/15/26	136	129,383
3.10%, 03/15/26	851	830,688
1.15%, 05/15/26	824	774,918
4.75%, 07/15/26(b)	325	326,126
3.45%, 01/15/27	413	402,961
3.38%, 04/15/27	829	805,292
4.60%, 04/15/27	320	320,696
3.70%, 05/15/27	400	391,524
2.95%, 10/15/27	808	770,973
5.25%, 02/15/28	625	640,756
3.85%, 06/15/28	829	809,300
3.88%, 12/15/28	500	487,736
4.25%, 01/15/29	1,064	1,053,380
4.70%, 04/15/29	295	297,282
4.00%, 05/15/29	350	342,602
2.88%, 08/15/29	416	385,122
4.80%, 01/15/30	1,075	1,084,428
5.30%, 02/15/30	800	828,754

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care Providers & Services (continued)
UnitedHealth Group, Inc. (continued)
2.00%, 05/15/30	$736	$ 640,209
4.90%, 04/15/31	475	480,107
2.30%, 05/15/31	948	814,481
4.95%, 01/15/32	1,500	1,515,856
4.20%, 05/15/32	950	912,061
5.35%, 02/15/33	1,308	1,352,819
4.50%, 04/15/33	1,224	1,193,137
5.00%, 04/15/34	775	778,845
5.15%, 07/15/34	1,500	1,523,742
Universal Health Services, Inc.
1.65%, 09/01/26	745	694,359
2.65%, 10/15/30	350	306,762
2.65%, 01/15/32	195	164,446
UPMC, 5.04%, 05/15/33	614	616,423
		98,841,959
Health Care REITs — 0.4%
DOC DR LLC
4.30%, 03/15/27	290	286,081
3.95%, 01/15/28	254	246,383
2.63%, 11/01/31	413	349,233
Healthcare Realty Holdings LP
3.50%, 08/01/26	400	387,229
3.75%, 07/01/27	500	482,683
3.10%, 02/15/30	229	204,733
2.00%, 03/15/31	500	404,239
Healthpeak OP LLC
3.25%, 07/15/26	400	387,562
1.35%, 02/01/27(b)	113	103,695
2.13%, 12/01/28	350	313,410
3.50%, 07/15/29	243	228,582
3.00%, 01/15/30	438	398,088
2.88%, 01/15/31	400	352,781
5.25%, 12/15/32(b)	430	431,935
National Health Investors, Inc., 3.00%, 02/01/31	200	169,890
Omega Healthcare Investors, Inc.
5.25%, 01/15/26	332	331,050
4.50%, 04/01/27	425	416,230
4.75%, 01/15/28	413	406,021
3.63%, 10/01/29	496	453,067
3.38%, 02/01/31	300	264,479
3.25%, 04/15/33	400	332,884
Sabra Health Care LP
5.13%, 08/15/26	350	348,694
3.90%, 10/15/29	129	119,157
3.20%, 12/01/31	413	352,339
Ventas Realty LP
4.13%, 01/15/26	186	183,266
3.25%, 10/15/26(b)	413	397,160
3.85%, 04/01/27	268	260,500
4.00%, 03/01/28	243	235,460
4.40%, 01/15/29	500	490,238
3.00%, 01/15/30	229	206,962
4.75%, 11/15/30	179	175,922
2.50%, 09/01/31	579	487,704
5.63%, 07/01/34	175	179,039
Welltower OP LLC
4.25%, 04/01/26	578	570,941
2.70%, 02/15/27	380	362,297
4.25%, 04/15/28	400	392,520
2.05%, 01/15/29	412	366,417
Security	Par (000)	Value
Health Care REITs (continued)
Welltower OP LLC (continued)
4.13%, 03/15/29	$229	$ 222,714
3.10%, 01/15/30	829	759,468
2.75%, 01/15/31	495	434,864
2.80%, 06/01/31	570	498,709
2.75%, 01/15/32	413	355,240
3.85%, 06/15/32	231	213,109
		14,562,975
Health Care Technology — 0.2%
Cardinal Health, Inc.
3.75%, 09/15/25	413	406,947
3.41%, 06/15/27	829	798,334
5.13%, 02/15/29	496	502,512
5.45%, 02/15/34	382	390,850
Cencora, Inc.
3.45%, 12/15/27	620	595,241
2.80%, 05/15/30	329	295,291
2.70%, 03/15/31	669	585,200
5.13%, 02/15/34	300	301,671
McKesson Corp.
0.90%, 12/03/25	250	237,149
5.25%, 02/15/26	336	336,023
1.30%, 08/15/26	745	695,472
3.95%, 02/16/28	129	125,975
4.90%, 07/15/28	110	111,303
5.10%, 07/15/33	402	410,584
		5,792,552
Hotels, Restaurants & Leisure — 0.8%
Choice Hotels International, Inc.
3.70%, 12/01/29(b)	130	119,441
3.70%, 01/15/31	300	270,537
5.85%, 08/01/34	300	301,283
Darden Restaurants, Inc.
3.85%, 05/01/27	250	243,489
6.30%, 10/10/33(b)	250	264,056
Hyatt Hotels Corp.
5.75%, 01/30/27	276	280,681
4.38%, 09/15/28(b)	229	224,344
5.25%, 06/30/29(b)	150	151,541
5.75%, 04/23/30	413	427,087
5.50%, 06/30/34	150	150,220
Las Vegas Sands Corp.
3.50%, 08/18/26	578	557,987
5.90%, 06/01/27	525	533,311
3.90%, 08/08/29	500	464,390
6.00%, 08/15/29	145	147,753
6.20%, 08/15/34(b)	85	85,856
Marriott International, Inc.
5.45%, 09/15/26	355	359,777
5.00%, 10/15/27	634	639,541
5.55%, 10/15/28	542	558,873
4.90%, 04/15/29	490	492,936
4.88%, 05/15/29(b)	394	396,425
5.30%, 05/15/34	630	634,982
Series FF, 4.63%, 06/15/30	829	822,400
Series GG, 3.50%, 10/15/32	776	691,434
Series HH, 2.85%, 04/15/31	852	746,883
Series II, 2.75%, 10/15/33	444	369,843
Series R, 3.13%, 06/15/26	829	802,645
Series X, 4.00%, 04/15/28	829	808,044
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.
1.45%, 09/01/25	$250	$ 241,173
3.70%, 01/30/26	1,099	1,082,070
3.50%, 03/01/27	829	805,560
3.50%, 07/01/27	628	609,721
3.80%, 04/01/28	829	808,146
4.80%, 08/14/28	250	251,850
5.00%, 05/17/29(b)	200	203,571
2.63%, 09/01/29(b)	673	615,770
2.13%, 03/01/30	450	394,268
3.60%, 07/01/30	574	542,697
4.60%, 09/09/32	400	395,694
4.95%, 08/14/33(b)	375	378,154
5.20%, 05/17/34(b)	200	205,938
Sands China Ltd.
5.13%, 08/08/25	800	795,156
3.80%, 01/08/26	400	388,961
2.30%, 03/08/27	400	367,324
5.40%, 08/08/28	1,050	1,037,979
2.85%, 03/08/29	400	353,847
4.38%, 06/18/30	400	371,462
3.25%, 08/08/31(b)	400	338,914
Starbucks Corp.
3.80%, 08/15/25	829	818,537
4.75%, 02/15/26	516	515,492
2.45%, 06/15/26(b)	258	247,617
4.85%, 02/08/27	610	612,864
2.00%, 03/12/27	500	467,307
3.50%, 03/01/28	350	336,638
4.00%, 11/15/28	413	403,879
3.55%, 08/15/29	610	580,906
2.25%, 03/12/30(b)	457	402,473
2.55%, 11/15/30(b)	660	582,751
4.90%, 02/15/31(b)	200	202,554
3.00%, 02/14/32(b)	628	556,554
4.80%, 02/15/33	300	298,892
5.00%, 02/15/34(b)	200	200,017
		27,960,495
Household Durables — 0.1%
DR Horton, Inc.
2.60%, 10/15/25	350	339,891
1.30%, 10/15/26	241	223,385
1.40%, 10/15/27	179	161,899
Leggett & Platt, Inc.
3.50%, 11/15/27	250	234,411
4.40%, 03/15/29(b)	179	168,237
Lennar Corp., 4.75%, 11/29/27(b)	309	309,167
MDC Holdings, Inc., 2.50%, 01/15/31(b)	130	115,548
NVR, Inc., 3.00%, 05/15/30	350	317,770
PulteGroup, Inc.(b)
5.00%, 01/15/27	250	251,077
7.88%, 06/15/32	200	234,229
Toll Brothers Finance Corp.
4.88%, 11/15/25	26	25,857
4.88%, 03/15/27	225	224,117
4.35%, 02/15/28	225	220,186
3.80%, 11/01/29	225	212,106
Whirlpool Corp.
4.75%, 02/26/29(b)	250	249,598
2.40%, 05/15/31	159	133,320
Security	Par (000)	Value
Household Durables (continued)
Whirlpool Corp. (continued)
4.70%, 05/14/32(b)	$130	$ 126,639
5.50%, 03/01/33(b)	150	150,701
5.75%, 03/01/34	175	176,404
		3,874,542
Household Products — 0.5%
Avery Dennison Corp.
4.88%, 12/06/28	350	350,189
2.65%, 04/30/30	350	311,591
2.25%, 02/15/32	413	342,116
5.75%, 03/15/33	270	283,139
Church & Dwight Co., Inc.
3.15%, 08/01/27	250	240,214
2.30%, 12/15/31(b)	129	109,568
5.60%, 11/15/32	318	335,042
Clorox Co.
3.10%, 10/01/27	413	394,087
3.90%, 05/15/28	264	257,308
4.40%, 05/01/29(b)	500	495,621
1.80%, 05/15/30	250	213,582
4.60%, 05/01/32	250	246,981
Colgate-Palmolive Co.
3.10%, 08/15/25	302	296,699
4.80%, 03/02/26	338	339,389
3.10%, 08/15/27	302	291,204
4.60%, 03/01/28	480	485,571
3.25%, 08/15/32(b)	302	276,630
4.60%, 03/01/33	480	482,327
Kimberly-Clark Corp.
2.75%, 02/15/26	413	401,347
1.05%, 09/15/27	350	315,205
3.95%, 11/01/28(b)	400	392,551
3.20%, 04/25/29	350	331,905
3.10%, 03/26/30	400	373,594
2.00%, 11/02/31(b)	225	191,174
4.50%, 02/16/33	400	397,134
Procter & Gamble Co.
0.55%, 10/29/25	677	643,984
4.10%, 01/26/26	550	546,640
2.70%, 02/02/26	350	340,510
1.00%, 04/23/26(b)	467	441,110
2.45%, 11/03/26	450	430,925
1.90%, 02/01/27	500	471,252
2.80%, 03/25/27	1,000	962,606
2.85%, 08/11/27	413	395,560
3.95%, 01/26/28	250	247,615
4.35%, 01/29/29	275	277,233
3.00%, 03/25/30	829	777,957
1.20%, 10/29/30	725	604,370
1.95%, 04/23/31	829	720,513
2.30%, 02/01/32(b)	480	421,867
4.05%, 01/26/33(b)	450	440,096
4.55%, 01/29/34(b)	527	529,628
		16,406,034
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp.
1.38%, 01/15/26	829	785,243

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
AES Corp. (continued)
5.45%, 06/01/28	$570	$ 575,526
2.45%, 01/15/31	413	347,620
		1,708,389
Industrial Conglomerates — 0.2%
3M Co.
3.00%, 08/07/25	163	159,934
2.25%, 09/19/26	400	379,468
2.88%, 10/15/27(b)	620	587,000
3.63%, 09/14/28(b)	296	284,554
3.38%, 03/01/29	289	273,826
2.38%, 08/26/29	816	731,074
3.05%, 04/15/30(b)	350	322,231
Carlisle Cos., Inc., 3.75%, 12/01/27	400	386,711
Eaton Corp., 4.00%, 11/02/32	324	309,006
Illinois Tool Works, Inc., 2.65%, 11/15/26	657	632,208
nVent Finance SARL
4.55%, 04/15/28	254	250,459
2.75%, 11/15/31	120	100,976
5.65%, 05/15/33	400	406,723
Parker-Hannifin Corp., 3.25%, 03/01/27	582	561,594
Pentair Finance SARL
4.50%, 07/01/29(b)	256	251,498
5.90%, 07/15/32	400	421,191
Teledyne Technologies, Inc.
1.60%, 04/01/26	302	285,382
2.25%, 04/01/28	602	550,491
Textron, Inc.
4.00%, 03/15/26	262	257,964
3.65%, 03/15/27	262	254,466
2.45%, 03/15/31	177	151,298
6.10%, 11/15/33	110	116,503
		7,674,557
Insurance — 1.8%
Aegon Ltd., (6-mo. LIBOR US + 3.54%), 5.50%, 04/11/48(c)	300	291,585
Aflac, Inc.
1.13%, 03/15/26	129	121,733
2.88%, 10/15/26	620	595,346
3.60%, 04/01/30	450	424,584
Alleghany Corp., 3.63%, 05/15/30	579	551,121
Allstate Corp.
0.75%, 12/15/25	350	331,068
3.28%, 12/15/26	620	599,751
5.05%, 06/24/29	250	253,253
1.45%, 12/15/30	193	157,616
5.25%, 03/30/33	600	611,990
American International Group, Inc.
4.20%, 04/01/28	500	489,653
3.40%, 06/30/30	252	233,445
5.13%, 03/27/33	590	594,392
Series A-9, (3-mo. LIBOR US + 2.87%), 5.75%, 04/01/48(c)	560	553,350
American National Group, Inc., 5.00%, 06/15/27	200	197,807
Aon Corp.
4.50%, 12/15/28	129	127,502
3.75%, 05/02/29	575	550,615
2.80%, 05/15/30	745	670,503
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27	450	428,154
2.05%, 08/23/31	413	341,720
Security	Par (000)	Value
Insurance (continued)
Aon Corp./Aon Global Holdings PLC (continued)
2.60%, 12/02/31	$286	$ 244,048
5.00%, 09/12/32	200	199,498
5.35%, 02/28/33	400	406,787
Aon Global Ltd., 3.88%, 12/15/25	496	489,356
Aon North America, Inc.
5.13%, 03/01/27	390	394,117
5.15%, 03/01/29	535	543,350
5.30%, 03/01/31	550	560,097
5.45%, 03/01/34	1,302	1,328,186
Arch Capital Finance LLC, 4.01%, 12/15/26	179	174,938
Arthur J Gallagher & Co.
2.40%, 11/09/31	413	344,039
5.50%, 03/02/33	35	35,860
6.50%, 02/15/34	275	298,365
5.45%, 07/15/34(b)	350	355,947
Assurant, Inc.
3.70%, 02/22/30	150	139,030
2.65%, 01/15/32	143	119,697
Assured Guaranty U.S. Holdings, Inc., 3.15%, 06/15/31(b)	250	219,179
Athene Holding Ltd.
4.13%, 01/12/28(b)	400	390,474
6.15%, 04/03/30	659	694,309
3.50%, 01/15/31	254	230,647
6.65%, 02/01/33	200	215,166
5.88%, 01/15/34	400	406,819
AXA SA, 8.60%, 12/15/30	500	593,936
AXIS Specialty Finance LLC, (5-year CMT + 3.19%), 4.90%, 01/15/40(c)	280	261,369
AXIS Specialty Finance PLC, 4.00%, 12/06/27(b)	200	193,617
Brighthouse Financial, Inc.
3.70%, 06/22/27	400	384,352
5.63%, 05/15/30(b)	229	234,894
Brown & Brown, Inc.
4.50%, 03/15/29	268	262,906
2.38%, 03/15/31	829	696,462
4.20%, 03/17/32	458	425,992
5.65%, 06/11/34	300	303,787
Chubb INA Holdings LLC
3.35%, 05/03/26	1,011	985,974
4.65%, 08/15/29	450	451,569
1.38%, 09/15/30(b)	674	562,149
5.00%, 03/15/34	874	883,793
Cincinnati Financial Corp., 6.92%, 05/15/28(b)	256	275,047
CNA Financial Corp.
4.50%, 03/01/26	288	285,985
3.45%, 08/15/27	266	255,657
3.90%, 05/01/29	413	397,821
2.05%, 08/15/30	266	227,152
5.50%, 06/15/33	400	408,568
5.13%, 02/15/34	397	394,537
CNO Financial Group, Inc.
5.25%, 05/30/29	300	295,266
6.45%, 06/15/34	450	460,675
Enstar Finance LLC(c)
(5-year CMT + 4.01%), 5.50%, 01/15/42	304	271,867
(5-year CMT + 5.47%), 5.75%, 09/01/40(b)	254	244,077
Enstar Group Ltd.
4.95%, 06/01/29	300	291,071
3.10%, 09/01/31	591	487,832
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
F&G Annuities & Life, Inc.
7.40%, 01/13/28	$300	$ 313,362
6.50%, 06/04/29	350	355,414
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28	300	299,148
4.63%, 04/29/30	229	223,754
3.38%, 03/03/31	300	266,557
5.63%, 08/16/32	500	507,379
6.00%, 12/07/33(a)	450	466,508
Fidelity National Financial, Inc.
4.50%, 08/15/28	256	252,128
3.40%, 06/15/30	413	373,933
2.45%, 03/15/31	500	419,913
First American Financial Corp.
4.00%, 05/15/30	430	397,925
2.40%, 08/15/31	142	115,683
Globe Life, Inc.
4.55%, 09/15/28(b)	350	340,170
2.15%, 08/15/30	129	107,356
4.80%, 06/15/32	160	152,690
Hanover Insurance Group, Inc.
4.50%, 04/15/26	496	490,633
2.50%, 09/01/30	413	353,217
Hartford Financial Services Group, Inc., 2.80%, 08/19/29(b)	413	376,618
Kemper Corp., 3.80%, 02/23/32	226	197,880
Lincoln National Corp.(b)
3.80%, 03/01/28	1,243	1,202,034
3.05%, 01/15/30	254	230,936
3.40%, 01/15/31	276	249,533
5.85%, 03/15/34	125	128,562
Loews Corp.
3.75%, 04/01/26	413	405,848
3.20%, 05/15/30	541	499,531
Manulife Financial Corp.
4.15%, 03/04/26	715	706,715
2.48%, 05/19/27	179	168,237
3.70%, 03/16/32	373	346,349
(5-year USD ICE Swap + 1.65%), 4.06%, 02/24/32(c)	413	401,084
Markel Group, Inc., 3.35%, 09/17/29	393	368,093
Marsh & McLennan Cos., Inc.
3.75%, 03/14/26	829	815,451
4.38%, 03/15/29(b)	1,121	1,113,915
2.25%, 11/15/30	560	489,010
2.38%, 12/15/31	250	212,590
5.75%, 11/01/32	374	398,442
5.88%, 08/01/33	300	322,278
5.40%, 09/15/33	300	311,862
5.15%, 03/15/34(b)	200	204,156
MetLife, Inc.
3.60%, 11/13/25	356	350,599
4.55%, 03/23/30(b)	829	830,741
6.50%, 12/15/32(b)	400	443,567
5.38%, 07/15/33(b)	712	734,029
6.38%, 06/15/34	652	719,434
Munich Re America Corp., Series B, 7.45%, 12/15/26	254	269,441
NMI Holdings, Inc., 6.00%, 08/15/29	125	126,510
Old Republic International Corp.
3.88%, 08/26/26	250	244,238
5.75%, 03/28/34	200	203,151
Security	Par (000)	Value
Insurance (continued)
PartnerRe Finance B LLC
3.70%, 07/02/29(b)	$600	$ 569,610
(5-year CMT + 3.82%), 4.50%, 10/01/50(c)	254	232,405
Primerica, Inc., 2.80%, 11/19/31	424	362,956
Principal Financial Group, Inc.
3.10%, 11/15/26	129	123,859
3.70%, 05/15/29	189	180,304
2.13%, 06/15/30	229	196,468
5.38%, 03/15/33	200	204,028
Progressive Corp.
2.45%, 01/15/27	413	392,030
2.50%, 03/15/27	194	183,777
4.00%, 03/01/29	225	219,575
6.63%, 03/01/29	257	279,810
3.20%, 03/26/30	350	324,790
3.00%, 03/15/32(b)	190	169,341
6.25%, 12/01/32	400	437,128
4.95%, 06/15/33(b)	410	414,327
Prudential Financial, Inc.
1.50%, 03/10/26(b)	179	170,021
3.88%, 03/27/28	577	562,066
2.10%, 03/10/30(b)	253	221,430
5.75%, 07/15/33(b)	250	267,261
(3-mo. LIBOR US + 2.38%), 4.50%, 09/15/47(b)(c)	450	428,481
(3-mo. LIBOR US + 2.67%), 5.70%, 09/15/48(c)	829	813,852
(5-year CMT + 2.85%), 6.75%, 03/01/53(c)	300	309,173
(5-year CMT + 3.04%), 3.70%, 10/01/50(c)	643	564,145
(5-year CMT + 3.16%), 5.13%, 03/01/52(c)	613	575,706
(5-year CMT + 3.23%), 6.00%, 09/01/52(c)	966	967,724
Prudential Funding Asia PLC
3.13%, 04/14/30	823	756,097
3.63%, 03/24/32	413	374,535
Reinsurance Group of America, Inc.
3.90%, 05/15/29	393	375,891
3.15%, 06/15/30	350	318,711
6.00%, 09/15/33	200	208,347
5.75%, 09/15/34	200	204,418
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29	300	283,288
5.75%, 06/05/33	340	344,315
SiriusPoint Ltd., 7.00%, 04/05/29(b)	150	156,340
Stewart Information Services Corp., 3.60%, 11/15/31	180	152,817
Travelers Property Casualty Corp., 6.38%, 03/15/33(b)	250	279,303
Trinity Acquisition PLC, 4.40%, 03/15/26	413	408,114
Unum Group, 4.00%, 06/15/29	129	124,035
Willis North America, Inc.
4.65%, 06/15/27	631	627,126
4.50%, 09/15/28	505	497,148
2.95%, 09/15/29(b)	450	410,213
5.35%, 05/15/33	460	461,723
		60,110,744
Interactive Media & Services — 0.2%
Alphabet, Inc.
0.45%, 08/15/25	663	634,984
2.00%, 08/15/26	1,599	1,524,403
0.80%, 08/15/27(b)	761	688,271
1.10%, 08/15/30	1,798	1,507,315
Baidu, Inc.
1.72%, 04/09/26(b)	350	332,114
3.63%, 07/06/27(b)	400	388,677

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Interactive Media & Services (continued)
Baidu, Inc. (continued)
4.38%, 03/29/28(b)	$350	$ 346,591
2.38%, 08/23/31	350	297,849
		5,720,204
IT Services — 1.1%
Amdocs Ltd., 2.54%, 06/15/30	400	351,465
Booz Allen Hamilton, Inc., 5.95%, 08/04/33	330	344,159
CGI, Inc.
1.45%, 09/14/26	413	383,374
2.30%, 09/14/31	213	174,280
Concentrix Corp.
6.65%, 08/02/26	250	255,776
6.60%, 08/02/28(b)	500	515,319
6.85%, 08/02/33(b)	250	255,157
DXC Technology Co.
1.80%, 09/15/26	496	462,274
2.38%, 09/15/28	329	292,207
Fortinet, Inc.
1.00%, 03/15/26	628	589,503
2.20%, 03/15/31	183	154,059
IBM International Capital Pte. Ltd.
4.70%, 02/05/26	400	399,815
4.60%, 02/05/27	400	400,057
4.60%, 02/05/29	400	399,740
4.75%, 02/05/31	400	399,935
4.90%, 02/05/34	600	597,286
International Business Machines Corp.
7.00%, 10/30/25	350	358,892
4.50%, 02/06/26	600	598,033
3.45%, 02/19/26	700	685,982
3.30%, 05/15/26	1,893	1,848,864
3.30%, 01/27/27	655	635,839
2.20%, 02/09/27	400	377,089
1.70%, 05/15/27	881	815,163
4.15%, 07/27/27	1,000	988,273
6.22%, 08/01/27	250	261,302
4.50%, 02/06/28	600	600,968
3.50%, 05/15/29	2,019	1,921,677
1.95%, 05/15/30	759	655,813
2.72%, 02/09/32(b)	250	219,460
4.40%, 07/27/32	350	341,374
5.88%, 11/29/32	163	175,345
4.75%, 02/06/33	300	298,746
Intuit, Inc.
5.25%, 09/15/26	600	608,561
1.35%, 07/15/27	683	625,129
5.13%, 09/15/28	450	460,354
1.65%, 07/15/30	166	141,209
5.20%, 09/15/33	1,000	1,029,065
Kyndryl Holdings, Inc.
2.05%, 10/15/26	300	280,159
2.70%, 10/15/28(b)	200	181,616
3.15%, 10/15/31	260	223,483
6.35%, 02/20/34	260	271,228
Leidos, Inc.
4.38%, 05/15/30	500	481,476
2.30%, 02/15/31	620	524,783
5.75%, 03/15/33	350	362,471
Microsoft Corp.
3.13%, 11/03/25	1,834	1,800,311
2.40%, 08/08/26	3,151	3,031,850
Security	Par (000)	Value
IT Services (continued)
Microsoft Corp. (continued)
3.40%, 09/15/26	$350	$ 342,939
3.30%, 02/06/27	3,150	3,076,102
3.40%, 06/15/27	129	126,021
1.35%, 09/15/30(b)	347	293,802
Roper Technologies, Inc.
1.00%, 09/15/25	512	489,163
3.80%, 12/15/26	413	403,806
1.40%, 09/15/27	579	523,948
4.20%, 09/15/28	450	441,452
2.95%, 09/15/29	359	330,057
2.00%, 06/30/30	313	267,929
1.75%, 02/15/31	714	588,564
ServiceNow, Inc., 1.40%, 09/01/30	1,038	867,113
Teledyne FLIR LLC, 2.50%, 08/01/30	326	284,308
VeriSign, Inc.
4.75%, 07/15/27	179	177,202
2.70%, 06/15/31	244	208,723
		35,200,050
Leisure Products — 0.1%
Brunswick Corp.(b)
2.40%, 08/18/31	194	158,230
4.40%, 09/15/32	329	299,351
Brunswick Corp./DE, 5.85%, 03/18/29	250	253,908
Hasbro, Inc.
3.55%, 11/19/26	225	217,291
3.50%, 09/15/27	163	155,811
3.90%, 11/19/29	503	474,547
6.05%, 05/14/34(b)	275	280,923
Polaris, Inc., 6.95%, 03/15/29	254	269,937
		2,109,998
Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.
3.05%, 09/22/26	252	242,420
2.75%, 09/15/29	534	486,427
2.10%, 06/04/30	360	311,466
2.30%, 03/12/31(b)	572	488,195
Bio-Rad Laboratories, Inc.
3.30%, 03/15/27	250	239,437
3.70%, 03/15/32(b)	635	578,395
Danaher Corp., 3.35%, 09/15/25	225	221,339
Illumina, Inc.
5.80%, 12/12/25	200	201,316
5.75%, 12/13/27	200	204,993
2.55%, 03/23/31	195	164,942
Revvity, Inc.
1.90%, 09/15/28	430	382,648
3.30%, 09/15/29	429	397,570
2.25%, 09/15/31	156	129,762
Thermo Fisher Scientific, Inc.
4.95%, 08/10/26(b)	700	704,587
5.00%, 12/05/26	644	650,393
4.80%, 11/21/27	387	390,894
1.75%, 10/15/28	313	281,034
5.00%, 01/31/29	756	771,110
2.60%, 10/01/29	680	621,197
4.98%, 08/10/30	520	531,203
2.00%, 10/15/31(b)	763	640,942
4.95%, 11/21/32	230	233,312
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc. (continued)
5.09%, 08/10/33(b)	$605	$ 617,139
5.20%, 01/31/34	250	257,973
		9,748,694
Machinery — 1.3%
ABB Finance USA, Inc., 3.80%, 04/03/28	260	256,801
AGCO Corp.
5.45%, 03/21/27	300	303,954
5.80%, 03/21/34	300	305,488
Caterpillar Financial Services Corp.
5.15%, 08/11/25	400	400,903
3.65%, 08/12/25	400	394,887
0.80%, 11/13/25	829	789,421
4.80%, 01/06/26	530	530,991
5.05%, 02/27/26	325	326,952
0.90%, 03/02/26	448	422,478
4.35%, 05/15/26(b)	856	851,981
1.15%, 09/14/26	745	693,804
1.70%, 01/08/27	413	386,286
4.50%, 01/08/27	200	200,037
5.00%, 05/14/27(b)	599	607,174
3.60%, 08/12/27(b)	400	389,990
1.10%, 09/14/27(b)	400	362,094
4.85%, 02/27/29	275	279,646
Caterpillar, Inc.
2.60%, 09/19/29	298	273,792
2.60%, 04/09/30	413	374,942
1.90%, 03/12/31(b)	753	647,443
CNH Industrial Capital LLC
5.45%, 10/14/25	200	200,806
1.88%, 01/15/26	179	171,229
1.45%, 07/15/26	410	383,901
4.55%, 04/10/28	200	198,270
5.50%, 01/12/29	200	205,203
5.10%, 04/20/29	275	278,140
CNH Industrial NV, 3.85%, 11/15/27	350	339,502
Deere & Co.
5.38%, 10/16/29	308	320,873
3.10%, 04/15/30	413	383,620
Dover Corp.
3.15%, 11/15/25	163	159,326
2.95%, 11/04/29	110	101,639
Flowserve Corp.
3.50%, 10/01/30	200	183,283
2.80%, 01/15/32	130	110,092
Fortive Corp., 3.15%, 06/15/26(b)	413	399,106
IDEX Corp.
3.00%, 05/01/30	400	360,897
2.63%, 06/15/31	399	344,861
Ingersoll Rand, Inc.
5.20%, 06/15/27	300	303,917
5.40%, 08/14/28	374	382,991
5.18%, 06/15/29	561	570,986
5.31%, 06/15/31	374	385,283
5.70%, 08/14/33	590	617,928
5.45%, 06/15/34	285	294,027
John Deere Capital Corp.
4.05%, 09/08/25	461	457,040
5.30%, 09/08/25	175	175,868
3.40%, 09/11/25	500	492,040
4.80%, 01/09/26	983	984,422
Security	Par (000)	Value
Machinery (continued)
John Deere Capital Corp. (continued)
0.70%, 01/15/26	$745	$ 703,534
5.05%, 03/03/26	300	301,993
4.95%, 03/06/26	225	226,111
4.75%, 06/08/26	260	260,639
2.65%, 06/10/26	500	482,353
1.05%, 06/17/26	209	195,670
5.15%, 09/08/26	450	454,650
2.25%, 09/14/26(b)	413	393,759
1.30%, 10/13/26(b)	425	396,130
4.50%, 01/08/27	300	300,246
1.70%, 01/11/27(b)	193	180,316
4.85%, 03/05/27	225	226,667
2.35%, 03/08/27	307	290,705
1.75%, 03/09/27	341	317,702
4.90%, 06/11/27	400	404,141
2.80%, 09/08/27	307	291,671
4.15%, 09/15/27	950	941,313
3.05%, 01/06/28	225	215,845
4.75%, 01/20/28(b)	600	605,249
4.90%, 03/03/28	450	456,208
1.50%, 03/06/28	163	146,834
4.95%, 07/14/28	1,228	1,249,107
4.50%, 01/16/29(b)	606	606,550
3.45%, 03/07/29	369	353,254
3.35%, 04/18/29(b)	279	266,672
4.85%, 06/11/29	400	405,928
2.80%, 07/18/29	520	481,559
2.45%, 01/09/30	225	203,004
4.70%, 06/10/30	615	622,440
1.45%, 01/15/31	745	617,885
4.90%, 03/07/31	580	589,037
2.00%, 06/17/31	209	176,671
3.90%, 06/07/32	341	322,226
4.35%, 09/15/32	450	440,138
5.10%, 04/11/34	625	638,218
5.05%, 06/12/34	400	406,487
Series I, 5.15%, 09/08/33(b)	570	585,637
Kennametal, Inc., 2.80%, 03/01/31	100	86,714
Nordson Corp.
5.60%, 09/15/28	85	87,419
5.80%, 09/15/33	125	131,529
Otis Worldwide Corp.
2.29%, 04/05/27	340	319,249
5.25%, 08/16/28	510	519,965
2.57%, 02/15/30	1,193	1,064,516
Parker-Hannifin Corp.
4.25%, 09/15/27	814	803,013
3.25%, 06/14/29	859	805,924
4.50%, 09/15/29	832	826,407
Regal Rexnord Corp., 6.05%, 02/15/26	450	453,622
Rockwell Automation, Inc.
3.50%, 03/01/29	288	276,442
1.75%, 08/15/31	159	132,049
Stanley Black & Decker, Inc.
3.40%, 03/01/26	278	271,522
6.00%, 03/06/28(b)	750	781,750
4.25%, 11/15/28	179	176,084
2.30%, 03/15/30	329	287,138
3.00%, 05/15/32	258	225,488
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	400	387,086

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp. (continued)
4.70%, 09/15/28	$813	$ 808,699
5.61%, 03/11/34	412	424,291
Xylem, Inc./New York
3.25%, 11/01/26	300	290,359
1.95%, 01/30/28(b)	350	319,463
2.25%, 01/30/31	350	299,375
		43,138,967
Marine Transportation — 0.0%
Kirby Corp., 4.20%, 03/01/28	250	244,248
Media — 0.5%
Discovery Communications LLC
4.90%, 03/11/26	272	269,058
3.95%, 03/20/28	862	810,759
4.13%, 05/15/29	600	556,408
3.63%, 05/15/30	400	353,012
Fox Corp.
4.71%, 01/25/29	1,161	1,159,475
3.50%, 04/08/30	350	325,704
6.50%, 10/13/33	800	858,091
Interpublic Group of Cos., Inc.
4.65%, 10/01/28	326	323,695
4.75%, 03/30/30	829	822,722
2.40%, 03/01/31(b)	185	157,654
5.38%, 06/15/33	138	138,726
Omnicom Group, Inc.
2.45%, 04/30/30	579	508,913
4.20%, 06/01/30	350	338,899
2.60%, 08/01/31	583	503,562
5.30%, 11/01/34	375	375,003
Omnicom Group, Inc./Omnicom Capital, Inc., 3.60%, 04/15/26	1,075	1,050,488
Paramount Global
2.90%, 01/15/27(b)	210	197,260
3.38%, 02/15/28	413	379,867
3.70%, 06/01/28(b)	413	381,370
4.20%, 06/01/29(b)	250	230,071
7.88%, 07/30/30	350	370,967
4.95%, 01/15/31(b)	829	753,920
4.20%, 05/19/32(b)	400	340,064
5.50%, 05/15/33	300	267,381
Warnermedia Holdings, Inc.
6.41%, 03/15/26	856	855,816
3.76%, 03/15/27	2,501	2,382,241
4.05%, 03/15/29(b)	802	743,002
4.28%, 03/15/32(b)	3,022	2,621,265
		18,075,393
Metals & Mining — 0.6%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	450	409,963
3.75%, 10/01/30	478	425,115
ArcelorMittal SA
4.55%, 03/11/26	163	161,298
6.55%, 11/29/27	500	522,503
4.25%, 07/16/29(b)	225	218,636
6.80%, 11/29/32(b)	650	701,700
6.00%, 06/17/34	300	307,110
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	806	806,634
6.42%, 03/01/26	261	267,344
Security	Par (000)	Value
Metals & Mining (continued)
BHP Billiton Finance USA Ltd. (continued)
5.25%, 09/08/26	$600	$ 606,561
4.75%, 02/28/28	806	810,206
5.10%, 09/08/28	600	611,049
5.25%, 09/08/30(b)	600	619,931
4.90%, 02/28/33	465	466,502
5.25%, 09/08/33	1,114	1,139,639
Freeport-McMoRan, Inc.
5.00%, 09/01/27(b)	329	327,770
4.13%, 03/01/28	413	400,672
4.38%, 08/01/28	329	321,518
5.25%, 09/01/29(b)	329	329,636
4.25%, 03/01/30	329	316,649
4.63%, 08/01/30	398	388,666
Kinross Gold Corp.
4.50%, 07/15/27	256	252,577
6.25%, 07/15/33	350	371,736
Newmont Corp.
2.80%, 10/01/29	511	468,654
2.25%, 10/01/30	731	638,449
2.60%, 07/15/32(b)	550	471,938
Newmont Corp./Newcrest Finance Pty. Ltd.(a)
5.30%, 03/15/26	634	637,442
3.25%, 05/13/30	358	332,056
5.35%, 03/15/34	634	649,087
Nucor Corp.
4.30%, 05/23/27	366	362,761
3.95%, 05/01/28	179	175,058
2.70%, 06/01/30	179	161,223
3.13%, 04/01/32	409	363,385
Reliance, Inc.
1.30%, 08/15/25	280	268,311
2.15%, 08/15/30	350	300,279
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	293	331,498
6.13%, 12/15/33	501	544,616
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	829	904,815
Rio Tinto Finance USA PLC, 5.00%, 03/09/33(b)	544	554,261
Steel Dynamics, Inc.
5.00%, 12/15/26	161	160,703
1.65%, 10/15/27(b)	413	374,422
3.45%, 04/15/30	350	324,498
3.25%, 01/15/31	213	192,270
5.38%, 08/15/34	300	303,856
Vale Overseas Ltd.
3.75%, 07/08/30	829	759,867
6.13%, 06/12/33(b)	950	975,265
8.25%, 01/17/34(b)	326	384,899
Yamana Gold, Inc., 2.63%, 08/15/31	250	211,625
		21,634,653
Multi-Utilities — 1.1%
Ameren Corp.
3.65%, 02/15/26	256	251,107
5.70%, 12/01/26	300	305,190
1.95%, 03/15/27	637	592,820
1.75%, 03/15/28(b)	300	269,788
5.00%, 01/15/29	512	515,083
3.50%, 01/15/31	829	763,914
Ameren Illinois Co.
3.85%, 09/01/32	200	185,615
4.95%, 06/01/33	250	250,089
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Multi-Utilities (continued)
Black Hills Corp.
3.95%, 01/15/26	$130	$ 127,766
5.95%, 03/15/28	200	206,642
3.05%, 10/15/29	342	311,424
4.35%, 05/01/33	220	202,711
6.15%, 05/15/34	250	260,714
CenterPoint Energy, Inc.
1.45%, 06/01/26	156	146,432
5.25%, 08/10/26	150	150,770
5.40%, 06/01/29(b)	576	587,272
2.95%, 03/01/30	129	116,648
2.65%, 06/01/31	670	576,506
CMS Energy Corp.
3.00%, 05/15/26	252	243,331
3.45%, 08/15/27	129	124,455
(5-year CMT + 2.90%), 3.75%, 12/01/50(c)	250	209,410
(5-year CMT + 4.12%), 4.75%, 06/01/50(c)	300	276,638
Consolidated Edison Co. of New York, Inc.
3.80%, 05/15/28(b)	413	401,568
2.40%, 06/15/31	829	718,001
5.20%, 03/01/33	200	204,558
5.50%, 03/15/34	300	313,313
5.38%, 05/15/34(b)	200	206,318
Series 20A, 3.35%, 04/01/30	193	181,363
Series D, 4.00%, 12/01/28	413	404,399
Consumers Energy Co.
4.65%, 03/01/28	250	250,463
3.80%, 11/15/28	200	193,971
4.90%, 02/15/29	290	293,699
4.60%, 05/30/29(b)	377	377,526
3.60%, 08/15/32	255	233,651
4.63%, 05/15/33	610	598,540
Dominion Energy South Carolina, Inc.
5.30%, 05/15/33	200	204,343
Series A, 2.30%, 12/01/31	130	109,575
Dominion Energy, Inc.
3.90%, 10/01/25	259	255,582
4.25%, 06/01/28	250	244,942
5.38%, 11/15/32	500	508,561
Series A, 1.45%, 04/15/26	580	547,101
Series A, 4.35%, 08/15/32	500	478,093
Series C, 3.38%, 04/01/30	1,093	1,009,598
Series C, 2.25%, 08/15/31	388	325,134
Series F, 5.25%, 08/01/33	1,100	1,101,679
DTE Energy Co.
2.85%, 10/01/26	276	264,720
4.88%, 06/01/28	500	500,551
5.10%, 03/01/29	450	454,172
2.95%, 03/01/30	79	71,314
5.85%, 06/01/34	550	572,771
Series C, 3.40%, 06/15/29	581	543,910
National Grid PLC
5.60%, 06/12/28	500	512,253
5.81%, 06/12/33	550	567,377
5.42%, 01/11/34	595	597,183
Public Service Electric and Gas Co.
0.95%, 03/15/26	332	312,661
2.25%, 09/15/26(b)	314	298,836
3.00%, 05/15/27	314	301,627
3.70%, 05/01/28	276	267,700
3.65%, 09/01/28	270	261,351
3.20%, 05/15/29	413	389,030
Security	Par (000)	Value
Multi-Utilities (continued)
Public Service Electric and Gas Co. (continued)
2.45%, 01/15/30	$329	$ 294,042
1.90%, 08/15/31(b)	679	563,384
3.10%, 03/15/32	400	356,618
4.90%, 12/15/32	480	483,818
4.65%, 03/15/33	417	411,303
5.20%, 08/01/33	370	379,241
5.20%, 03/01/34	275	281,651
Public Service Enterprise Group, Inc.
0.80%, 08/15/25	209	199,693
5.85%, 11/15/27	400	412,146
5.88%, 10/15/28	250	259,785
5.20%, 04/01/29	275	279,585
1.60%, 08/15/30	252	209,650
2.45%, 11/15/31	350	295,684
6.13%, 10/15/33	250	265,934
5.45%, 04/01/34(b)	275	279,790
Puget Energy, Inc.
2.38%, 06/15/28	329	296,840
4.10%, 06/15/30	413	389,761
4.22%, 03/15/32	279	255,870
Puget Sound Energy, Inc., 5.33%, 06/15/34	175	178,899
San Diego Gas & Electric Co.
2.50%, 05/15/26(b)	350	336,864
4.95%, 08/15/28(b)	695	703,474
Series VVV, 1.70%, 10/01/30	663	559,123
Series XXX, 3.00%, 03/15/32	350	309,141
Sempra
5.40%, 08/01/26	225	227,090
3.25%, 06/15/27	500	478,603
3.40%, 02/01/28	713	680,761
3.70%, 04/01/29	413	393,504
5.50%, 08/01/33(b)	499	510,583
(5-year CMT + 2.87%), 4.13%, 04/01/52(c)	713	660,577
WEC Energy Group, Inc.
5.00%, 09/27/25	260	259,646
4.75%, 01/09/26	669	667,054
5.60%, 09/12/26	443	449,081
5.15%, 10/01/27	500	505,945
1.38%, 10/15/27	350	314,980
4.75%, 01/15/28(b)	250	250,662
2.20%, 12/15/28	350	314,874
1.80%, 10/15/30(b)	301	251,567
		35,718,982
Office REITs — 0.4%
Alexandria Real Estate Equities, Inc.
4.30%, 01/15/26	620	613,490
3.95%, 01/15/27	413	403,379
3.95%, 01/15/28	276	268,160
2.75%, 12/15/29	286	256,858
4.70%, 07/01/30	294	289,618
4.90%, 12/15/30(b)	450	450,711
3.38%, 08/15/31	679	611,973
2.00%, 05/18/32	600	481,337
1.88%, 02/01/33	683	527,926
2.95%, 03/15/34	522	433,803
Boston Properties LP
3.65%, 02/01/26	474	460,785
2.75%, 10/01/26	450	424,168
6.75%, 12/01/27	356	370,289
4.50%, 12/01/28	829	796,010
3.40%, 06/21/29	403	366,010

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office REITs (continued)
Boston Properties LP (continued)
2.90%, 03/15/30	$397	$ 344,938
3.25%, 01/30/31	829	719,168
2.55%, 04/01/32	615	493,400
2.45%, 10/01/33(b)	507	388,474
6.50%, 01/15/34(b)	387	405,146
Corporate Office Properties LP
2.00%, 01/15/29	130	112,972
2.75%, 04/15/31	179	151,574
Highwoods Realty LP
4.13%, 03/15/28	163	155,278
3.05%, 02/15/30(b)	413	359,225
7.65%, 02/01/34(b)	200	220,437
Kilroy Realty LP
4.75%, 12/15/28	300	289,972
4.25%, 08/15/29	160	148,424
3.05%, 02/15/30	179	154,507
2.50%, 11/15/32	308	237,205
2.65%, 11/15/33	300	226,795
Piedmont Operating Partnership LP
9.25%, 07/20/28	306	334,895
3.15%, 08/15/30	413	341,360
		11,838,287
Oil, Gas & Consumable Fuels — 4.8%
Apache Corp., 4.25%, 01/15/30(b)	350	331,989
BP Capital Markets America, Inc.
3.80%, 09/21/25	829	819,540
3.41%, 02/11/26	742	727,586
3.12%, 05/04/26	741	720,774
3.02%, 01/16/27	373	359,701
3.54%, 04/06/27	179	174,508
3.59%, 04/14/27	456	444,773
5.02%, 11/17/27	500	507,067
3.94%, 09/21/28	413	402,513
4.23%, 11/06/28	829	817,402
4.70%, 04/10/29	1,000	1,004,207
4.97%, 10/17/29	500	507,768
3.63%, 04/06/30	829	789,591
1.75%, 08/10/30	425	361,719
2.72%, 01/12/32	1,263	1,097,327
4.81%, 02/13/33	1,450	1,437,121
4.89%, 09/11/33	1,161	1,155,999
4.99%, 04/10/34	650	650,121
BP Capital Markets PLC
3.28%, 09/19/27	1,113	1,071,954
3.72%, 11/28/28	829	801,060
Burlington Resources LLC
7.20%, 08/15/31	250	284,909
7.40%, 12/01/31	320	369,280
Canadian Natural Resources Ltd.
3.85%, 06/01/27	925	901,080
2.95%, 07/15/30	413	370,241
7.20%, 01/15/32	350	392,318
6.45%, 06/30/33	259	276,736
Cenovus Energy, Inc.
4.25%, 04/15/27	280	274,872
2.65%, 01/15/32	410	345,956
Cheniere Energy Partners LP
4.50%, 10/01/29	902	873,328
4.00%, 03/01/31(b)	1,000	925,939
3.25%, 01/31/32(b)	826	719,671
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Cheniere Energy Partners LP (continued)
5.95%, 06/30/33	$930	$ 964,419
5.75%, 08/15/34(a)	600	614,498
Cheniere Energy, Inc.
4.63%, 10/15/28	1,198	1,175,135
5.65%, 04/15/34(a)	900	918,232
Chevron Corp.
3.33%, 11/17/25	413	406,567
2.95%, 05/16/26	1,796	1,746,276
2.00%, 05/11/27	798	747,757
2.24%, 05/11/30	1,197	1,059,731
Chevron USA, Inc.
0.69%, 08/12/25(b)	628	601,963
1.02%, 08/12/27	541	489,342
3.85%, 01/15/28	243	238,910
3.25%, 10/15/29	350	330,993
CNOOC Finance 2015 USA LLC, Series 2015, 4.38%, 05/02/28	1,310	1,312,501
Conoco Funding Co., 7.25%, 10/15/31	350	399,811
ConocoPhillips, 5.90%, 10/15/32	250	268,216
ConocoPhillips Co.
6.95%, 04/15/29	743	817,069
5.05%, 09/15/33(b)	622	630,413
Continental Resources, Inc., 4.38%, 01/15/28	579	564,744
Coterra Energy, Inc.
3.90%, 05/15/27	400	389,126
4.38%, 03/15/29	179	174,259
5.60%, 03/15/34	275	280,401
Devon Energy Corp.
5.85%, 12/15/25	163	164,344
5.25%, 10/15/27(b)	200	200,850
5.88%, 06/15/28(b)	538	542,806
4.50%, 01/15/30(b)	538	526,474
7.88%, 09/30/31	450	519,226
7.95%, 04/15/32	284	330,525
Diamondback Energy, Inc.
3.25%, 12/01/26	500	483,420
5.20%, 04/18/27	850	858,949
3.50%, 12/01/29	829	779,691
5.15%, 01/30/30	850	863,348
3.13%, 03/24/31	470	421,589
6.25%, 03/15/33	720	768,856
5.40%, 04/18/34	790	799,669
Eastern Gas Transmission & Storage, Inc., 3.00%, 11/15/29	179	164,233
Enbridge Energy Partners LP, 5.88%, 10/15/25	193	194,446
Enbridge, Inc.
1.60%, 10/04/26(b)	381	355,563
5.90%, 11/15/26	405	413,809
4.25%, 12/01/26	829	817,913
5.25%, 04/05/27(b)	225	227,751
3.70%, 07/15/27	829	804,845
6.00%, 11/15/28(b)	570	595,959
5.30%, 04/05/29	130	132,454
3.13%, 11/15/29	760	700,224
6.20%, 11/15/30	571	609,922
5.70%, 03/08/33	1,598	1,649,902
2.50%, 08/01/33	760	619,453
5.63%, 04/05/34(b)	1,135	1,160,132
Energy Transfer LP
4.75%, 01/15/26	829	825,638
3.90%, 07/15/26	350	342,613
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Energy Transfer LP (continued)
6.05%, 12/01/26	$831	$ 852,017
4.40%, 03/15/27	500	494,048
4.20%, 04/15/27	829	814,431
5.50%, 06/01/27	650	659,567
4.00%, 10/01/27	300	292,439
5.55%, 02/15/28	762	778,508
4.95%, 05/15/28	829	830,437
4.95%, 06/15/28	831	833,699
6.10%, 12/01/28	90	94,179
5.25%, 04/15/29	1,143	1,159,854
5.25%, 07/01/29	230	233,188
4.15%, 09/15/29	416	401,849
3.75%, 05/15/30	779	733,780
6.40%, 12/01/30	761	818,188
5.75%, 02/15/33	1,142	1,175,377
6.55%, 12/01/33	830	898,470
5.55%, 05/15/34	850	861,013
5.60%, 09/01/34	400	406,695
Eni USA, Inc., 7.30%, 11/15/27(b)	301	322,806
EnLink Midstream LLC, 5.38%, 06/01/29	270	269,103
EnLink Midstream Partners LP, 4.85%, 07/15/26	266	262,854
EOG Resources, Inc.
4.15%, 01/15/26	450	446,801
4.38%, 04/15/30	829	823,397
EQT Corp.
3.90%, 10/01/27	660	640,061
5.70%, 04/01/28	313	319,917
5.00%, 01/15/29	130	129,485
7.00%, 02/01/30	371	401,696
5.75%, 02/01/34(b)	475	482,171
Equinor ASA
3.63%, 09/10/28	600	581,516
3.13%, 04/06/30	829	769,854
2.38%, 05/22/30	829	738,737
Exxon Mobil Corp.
3.04%, 03/01/26	1,812	1,769,184
2.28%, 08/16/26	813	777,709
3.29%, 03/19/27	660	644,723
2.44%, 08/16/29	663	605,458
3.48%, 03/19/30	1,627	1,546,027
2.61%, 10/15/30	1,626	1,460,609
Hess Corp.
4.30%, 04/01/27	657	648,447
7.88%, 10/01/29	350	397,893
7.30%, 08/15/31	533	604,774
7.13%, 03/15/33	450	512,565
HF Sinclair Corp.
5.88%, 04/01/26(b)	413	415,954
6.38%, 04/15/27(a)	284	286,943
5.00%, 02/01/28(a)(b)	292	286,917
Kinder Morgan Energy Partners LP, 7.30%, 08/15/33	300	340,633
Kinder Morgan, Inc.
1.75%, 11/15/26(b)	215	200,849
4.30%, 03/01/28	937	924,045
5.00%, 02/01/29	1,010	1,017,817
5.10%, 08/01/29	375	378,975
2.00%, 02/15/31	745	624,540
7.80%, 08/01/31	350	403,457
7.75%, 01/15/32	829	954,909
4.80%, 02/01/33	562	544,337
5.20%, 06/01/33	1,212	1,204,075
5.40%, 02/01/34	808	814,686
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp.
4.40%, 07/15/27	$829	$ 822,433
5.30%, 04/01/29	275	281,213
6.80%, 03/15/32	229	253,766
5.70%, 04/01/34	275	286,471
Marathon Petroleum Corp.
5.13%, 12/15/26	350	352,856
3.80%, 04/01/28	179	173,308
MPLX LP
1.75%, 03/01/26	1,134	1,077,609
4.13%, 03/01/27	829	814,337
4.25%, 12/01/27	609	597,153
4.00%, 03/15/28	829	805,586
4.80%, 02/15/29(b)	500	499,008
2.65%, 08/15/30	1,135	1,002,133
4.95%, 09/01/32	756	740,032
5.00%, 03/01/33	705	689,874
5.50%, 06/01/34(b)	1,050	1,057,860
Northwest Pipeline LLC, 4.00%, 04/01/27	368	360,813
NOV, Inc., 3.60%, 12/01/29(b)	179	167,831
Occidental Petroleum Corp.
5.88%, 09/01/25	442	443,781
5.50%, 12/01/25	338	339,045
5.55%, 03/15/26	1,200	1,206,684
8.50%, 07/15/27(b)	356	385,833
5.00%, 08/01/27	525	527,363
6.38%, 09/01/28(b)	468	488,911
5.20%, 08/01/29	920	928,754
8.88%, 07/15/30	600	703,468
6.63%, 09/01/30	1,054	1,127,803
6.13%, 01/01/31(b)	832	869,485
7.50%, 05/01/31	500	562,102
7.88%, 09/15/31	352	402,612
5.38%, 01/01/32	490	495,729
5.55%, 10/01/34(b)	430	433,709
ONEOK, Inc.
2.20%, 09/15/25	258	249,994
5.85%, 01/15/26	229	231,332
5.00%, 03/01/26	350	349,882
5.55%, 11/01/26	500	506,987
4.00%, 07/13/27	250	244,974
4.55%, 07/15/28	413	409,038
5.65%, 11/01/28	500	515,602
4.35%, 03/15/29	829	811,896
3.40%, 09/01/29	589	550,783
3.10%, 03/15/30	400	365,350
3.25%, 06/01/30	225	206,426
5.80%, 11/01/30	425	444,055
6.35%, 01/15/31	495	525,725
6.10%, 11/15/32	620	654,731
6.05%, 09/01/33	1,000	1,052,162
Ovintiv, Inc.
5.38%, 01/01/26	251	251,232
5.65%, 05/15/28	300	306,361
8.13%, 09/15/30	130	149,182
7.20%, 11/01/31	145	159,023
7.38%, 11/01/31	413	456,563
6.25%, 07/15/33(b)	370	386,865
Phillips 66 Co.
1.30%, 02/15/26	400	378,451
3.55%, 10/01/26	413	402,194
4.95%, 12/01/27	420	423,400
3.75%, 03/01/28	252	243,664

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66 Co. (continued)
3.90%, 03/15/28	$622	$ 604,531
3.15%, 12/15/29	305	281,264
2.15%, 12/15/30	661	566,143
5.25%, 06/15/31	275	280,369
5.30%, 06/30/33(b)	505	510,623
Pioneer Natural Resources Co.
1.13%, 01/15/26	569	540,538
5.10%, 03/29/26	835	839,395
1.90%, 08/15/30	994	853,346
2.15%, 01/15/31	650	558,608
Plains All American Pipeline LP/PAA Finance Corp.
4.65%, 10/15/25	450	447,034
4.50%, 12/15/26	413	408,369
3.55%, 12/15/29	753	702,831
3.80%, 09/15/30	566	529,642
5.70%, 09/15/34	300	304,736
Sabine Pass Liquefaction LLC
5.88%, 06/30/26	829	837,573
5.00%, 03/15/27	829	831,278
4.20%, 03/15/28	829	811,794
4.50%, 05/15/30	1,259	1,234,618
Shell International Finance BV
2.88%, 05/10/26	1,093	1,060,865
2.50%, 09/12/26	829	794,170
3.88%, 11/13/28	979	957,795
2.38%, 11/07/29	829	746,895
2.75%, 04/06/30	997	909,049
Spectra Energy Partners LP, 3.38%, 10/15/26	829	802,128
Suncor Energy, Inc., 7.15%, 02/01/32	250	279,127
Targa Resources Corp.
5.20%, 07/01/27	450	454,433
6.15%, 03/01/29	598	626,826
4.20%, 02/01/33	374	344,019
6.13%, 03/15/33	756	795,033
6.50%, 03/30/34	652	705,935
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.50%, 07/15/27	329	332,597
5.00%, 01/15/28	329	326,089
6.88%, 01/15/29	329	337,933
5.50%, 03/01/30	496	497,252
4.88%, 02/01/31	840	815,932
4.00%, 01/15/32	840	766,596
TC PipeLines LP, 3.90%, 05/25/27	285	276,069
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28(b)	300	322,203
Tosco Corp., 8.13%, 02/15/30	281	329,714
TotalEnergies Capital International SA
3.46%, 02/19/29	877	838,713
2.83%, 01/10/30	876	803,032
TotalEnergies Capital SA
3.88%, 10/11/28	702	684,714
5.15%, 04/05/34	750	766,839
TransCanada PipeLines Ltd.
4.88%, 01/15/26(b)	702	700,917
6.20%, 03/09/26(b)	400	400,198
4.25%, 05/15/28	901	882,373
4.10%, 04/15/30	729	701,954
2.50%, 10/12/31	413	355,020
4.63%, 03/01/34	804	772,016
5.60%, 03/31/34	200	205,303
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.
3.40%, 09/15/26	$280	$ 271,386
2.15%, 09/15/27(b)	477	441,183
4.35%, 06/01/28	498	490,964
4.00%, 04/01/29	290	280,555
2.80%, 12/01/31	179	155,024
7.50%, 04/15/32(b)	615	703,746
Valero Energy Partners LP, 4.50%, 03/15/28	413	407,891
Western Midstream Operating LP
4.65%, 07/01/26	200	198,197
4.75%, 08/15/28(b)	200	197,552
6.35%, 01/15/29	560	587,006
4.05%, 02/01/30	756	718,646
6.15%, 04/01/33	400	417,377
Williams Cos., Inc.
4.00%, 09/15/25(b)	553	546,166
5.40%, 03/02/26	810	815,534
3.75%, 06/15/27	818	795,266
5.30%, 08/15/28	700	713,059
4.90%, 03/15/29(b)	882	884,587
3.50%, 11/15/30	829	768,218
2.60%, 03/15/31	1,203	1,040,268
8.75%, 03/15/32	400	484,789
4.65%, 08/15/32	600	583,383
5.65%, 03/15/33	600	619,616
5.15%, 03/15/34	802	799,452
		159,641,410
Paper & Forest Products — 0.1%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	200	188,909
Georgia-Pacific LLC
7.75%, 11/15/29	254	289,516
8.88%, 05/15/31	433	531,069
Suzano Austria GmbH
2.50%, 09/15/28	250	220,852
6.00%, 01/15/29	1,128	1,139,805
5.00%, 01/15/30	400	385,554
3.75%, 01/15/31	809	719,728
3.13%, 01/15/32	400	332,619
Suzano International Finance BV, 5.50%, 01/17/27	829	831,784
		4,639,836
Passenger Airlines — 0.1%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	152	143,488
Series 2016-2, Class AA, 3.20%, 12/15/29	269	250,830
Series 2017-2, 3.35%, 04/15/31(b)	405	376,977
Series 2019-1, Class AA, 3.15%, 08/15/33(b)	649	587,310
Delta Air Lines 2020-1 Class AA Pass Through Trust, Series 2020-AA, 2.00%, 12/10/29	221	203,041
JetBlue Pass-Through Trust, Series 1A, 4.00%, 05/15/34(b)	231	215,949
Southwest Airlines Co.
5.13%, 06/15/27	1,027	1,031,850
2.63%, 02/10/30	159	140,757
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	261	242,300
Series 2018-1, Class AA, 3.50%, 09/01/31	198	184,442
Series 2019-1, Class AA, 4.15%, 02/25/33	176	165,765
Series 2019-2, Class AA, 2.70%, 11/01/33(b)	240	209,048
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Passenger Airlines (continued)
United Airlines Pass-Through Trust (continued)
Series 2020-1, Class A, 5.88%, 04/15/29	$748	$ 755,042
Series 2023-1, Class A, 4.30%, 02/15/27	69	67,634
		4,574,433
Personal Care Products — 0.1%
Estee Lauder Cos., Inc.
3.15%, 03/15/27	179	172,857
4.38%, 05/15/28	360	357,612
2.38%, 12/01/29	411	367,598
2.60%, 04/15/30	413	369,853
1.95%, 03/15/31	193	162,093
4.65%, 05/15/33	450	443,017
5.00%, 02/14/34(b)	350	351,291
Kenvue, Inc.
5.35%, 03/22/26	370	373,863
5.05%, 03/22/28	515	524,848
5.00%, 03/22/30(b)	660	675,997
4.90%, 03/22/33	690	696,072
		4,495,101
Pharmaceuticals — 3.1%
AbbVie, Inc.
3.20%, 05/14/26	1,190	1,160,589
2.95%, 11/21/26	2,709	2,614,411
4.80%, 03/15/27	1,904	1,916,389
4.25%, 11/14/28(b)	1,481	1,469,763
4.80%, 03/15/29(b)	1,976	2,000,541
3.20%, 11/21/29	4,600	4,314,497
4.95%, 03/15/31	1,581	1,611,019
5.05%, 03/15/34	2,372	2,416,210
Astrazeneca Finance LLC
1.20%, 05/28/26	829	779,257
4.80%, 02/26/27(b)	912	918,253
4.88%, 03/03/28	776	785,987
1.75%, 05/28/28	721	651,856
4.85%, 02/26/29	900	912,765
4.90%, 03/03/30(b)	500	510,412
4.90%, 02/26/31	550	559,313
2.25%, 05/28/31	440	379,858
4.88%, 03/03/33	250	252,867
5.00%, 02/26/34(b)	1,060	1,078,482
AstraZeneca PLC
3.38%, 11/16/25	1,141	1,122,578
0.70%, 04/08/26	911	853,399
3.13%, 06/12/27	413	397,915
4.00%, 01/17/29	707	693,933
1.38%, 08/06/30	911	762,735
Becton Dickinson & Co.
3.70%, 06/06/27	1,354	1,317,796
4.69%, 02/13/28	410	409,930
4.87%, 02/08/29	457	460,739
5.08%, 06/07/29	375	380,900
2.82%, 05/20/30	388	350,096
1.96%, 02/11/31	644	539,902
4.30%, 08/22/32	190	181,911
5.11%, 02/08/34(b)	402	404,387
Bristol-Myers Squibb Co.
0.75%, 11/13/25	450	427,686
4.95%, 02/20/26	697	700,283
3.20%, 06/15/26	1,044	1,016,535
4.90%, 02/22/27	697	703,222
3.25%, 02/27/27	306	296,942
Security	Par (000)	Value
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. (continued)
1.13%, 11/13/27	$450	$ 404,204
3.45%, 11/15/27	800	773,356
3.90%, 02/20/28	829	812,603
4.90%, 02/22/29	1,075	1,091,933
3.40%, 07/26/29	1,421	1,351,312
1.45%, 11/13/30	620	515,614
5.75%, 02/01/31	500	530,256
5.10%, 02/22/31(b)	985	1,009,676
2.95%, 03/15/32	965	854,638
5.90%, 11/15/33	698	750,054
5.20%, 02/22/34	1,585	1,622,843
Eli Lilly & Co.
5.00%, 02/27/26	630	630,024
4.50%, 02/09/27	840	841,994
5.50%, 03/15/27	264	271,707
3.10%, 05/15/27(b)	620	599,703
4.50%, 02/09/29	804	810,215
3.38%, 03/15/29	829	796,865
4.70%, 02/27/33	840	842,999
4.70%, 02/09/34(b)	1,206	1,208,666
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	829	790,996
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	1,325	1,297,826
5.38%, 04/15/34	383	403,840
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,150	1,112,312
3.38%, 03/24/29	400	378,222
3.63%, 03/24/32	1,312	1,204,350
Johnson & Johnson
0.55%, 09/01/25(b)	339	324,415
2.45%, 03/01/26	1,399	1,355,829
2.95%, 03/03/27	666	644,839
0.95%, 09/01/27	998	902,442
2.90%, 01/15/28	829	793,804
4.80%, 06/01/29(b)	600	614,938
1.30%, 09/01/30	1,164	982,092
4.90%, 06/01/31	600	618,616
4.95%, 05/15/33(b)	250	262,378
4.38%, 12/05/33(b)	478	481,730
4.95%, 06/01/34	600	621,319
Mead Johnson Nutrition Co., 4.13%, 11/15/25	829	820,206
Merck & Co., Inc.
0.75%, 02/24/26	688	649,615
1.70%, 06/10/27	1,033	958,046
4.05%, 05/17/28(b)	200	198,333
1.90%, 12/10/28	795	717,506
3.40%, 03/07/29	1,052	1,009,223
4.30%, 05/17/30	400	396,810
1.45%, 06/24/30	793	669,932
2.15%, 12/10/31	1,264	1,075,527
4.50%, 05/17/33	820	810,065
6.50%, 12/01/33	389	441,083
Mylan, Inc., 4.55%, 04/15/28	660	647,451
Novartis Capital Corp.
3.00%, 11/20/25	1,163	1,139,528
2.00%, 02/14/27	831	783,447
3.10%, 05/17/27	665	642,744
2.20%, 08/14/30	1,159	1,026,799
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/26	2,604	2,594,849
4.45%, 05/19/28	3,318	3,309,891

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte. Ltd. (continued)
4.65%, 05/19/30(b)	$2,488	$ 2,505,423
4.75%, 05/19/33	4,339	4,323,808
Pfizer, Inc.
2.75%, 06/03/26	505	488,266
3.00%, 12/15/26	1,452	1,402,994
3.60%, 09/15/28(b)	359	349,143
3.45%, 03/15/29	1,518	1,462,502
2.63%, 04/01/30	829	751,694
1.70%, 05/28/30	683	586,516
1.75%, 08/18/31	829	689,514
Pharmacia LLC, 6.60%, 12/01/28	400	431,509
Royalty Pharma PLC
1.20%, 09/02/25	829	793,602
1.75%, 09/02/27(b)	343	312,692
5.15%, 09/02/29	300	302,026
2.20%, 09/02/30	359	306,658
2.15%, 09/02/31(b)	286	236,443
5.40%, 09/02/34	300	299,398
Sanofi SA, 3.63%, 06/19/28	559	547,050
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	46	44,507
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28	1,078	1,086,354
2.05%, 03/31/30	1,654	1,428,001
5.30%, 07/05/34	700	709,462
Viatris, Inc.
2.30%, 06/22/27	829	767,873
2.70%, 06/22/30(b)	843	733,204
Zoetis, Inc.
4.50%, 11/13/25	300	298,180
5.40%, 11/14/25	400	402,113
3.00%, 09/12/27	350	332,284
3.90%, 08/20/28	179	173,990
2.00%, 05/15/30	329	284,104
5.60%, 11/16/32	300	312,948
		104,115,281
Professional Services — 0.0%
Jacobs Engineering Group, Inc.
6.35%, 08/18/28	250	261,341
5.90%, 03/01/33	265	270,752
Thomson Reuters Corp., 3.35%, 05/15/26	384	373,486
		905,579
Real Estate Management & Development — 0.0%
CBRE Services, Inc.
4.88%, 03/01/26	163	162,613
5.50%, 04/01/29(b)	272	278,622
2.50%, 04/01/31(b)	193	164,281
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	75	80,433
		685,949
Residential REITs — 0.6%
AvalonBay Communities, Inc.
3.50%, 11/15/25	251	246,840
2.95%, 05/11/26	345	334,153
2.90%, 10/15/26(b)	251	241,250
3.35%, 05/15/27	291	280,938
3.20%, 01/15/28	159	151,551
1.90%, 12/01/28	496	444,198
3.30%, 06/01/29	191	180,063
2.30%, 03/01/30(b)	450	397,700
Security	Par (000)	Value
Residential REITs (continued)
AvalonBay Communities, Inc. (continued)
2.45%, 01/15/31	$691	$ 601,528
2.05%, 01/15/32(b)	625	523,258
5.00%, 02/15/33	75	74,937
5.30%, 12/07/33	150	152,491
5.35%, 06/01/34	360	367,809
Camden Property Trust
5.85%, 11/03/26(b)	409	418,884
4.10%, 10/15/28	258	251,525
3.15%, 07/01/29	400	371,592
2.80%, 05/15/30	615	556,995
4.90%, 01/15/34	175	171,739
Essential Properties LP, 2.95%, 07/15/31	129	108,869
NNN REIT, Inc.
4.00%, 11/15/25	274	270,057
3.60%, 12/15/26	500	485,060
3.50%, 10/15/27	274	263,142
4.30%, 10/15/28	129	126,179
2.50%, 04/15/30	200	175,441
5.60%, 10/15/33	200	204,062
5.50%, 06/15/34(b)	225	228,099
Realty Income Corp.
4.63%, 11/01/25	350	348,000
5.05%, 01/13/26	376	375,935
0.75%, 03/15/26	475	444,026
4.88%, 06/01/26	400	399,810
4.13%, 10/15/26	829	816,378
3.00%, 01/15/27	829	793,774
3.95%, 08/15/27	413	403,184
3.40%, 01/15/28	413	394,797
3.65%, 01/15/28	414	399,232
2.10%, 03/15/28	374	341,476
2.20%, 06/15/28	374	340,222
4.70%, 12/15/28	220	219,364
4.75%, 02/15/29(b)	225	224,754
3.25%, 06/15/29(b)	207	194,046
4.00%, 07/15/29(b)	350	338,425
3.10%, 12/15/29	413	379,987
3.40%, 01/15/30	413	385,400
4.85%, 03/15/30	450	450,432
3.25%, 01/15/31(b)	554	502,624
3.20%, 02/15/31	350	315,788
2.70%, 02/15/32	292	249,203
5.63%, 10/13/32(b)	500	519,255
2.85%, 12/15/32	525	443,864
1.80%, 03/15/33	300	231,825
4.90%, 07/15/33	340	333,954
5.13%, 02/15/34	525	524,065
Tanger Properties LP
3.88%, 07/15/27(b)	79	76,031
2.75%, 09/01/31	200	167,022
UDR, Inc.
2.95%, 09/01/26	263	251,718
3.50%, 07/01/27	263	252,651
3.50%, 01/15/28	400	382,407
4.40%, 01/26/29	129	126,570
3.20%, 01/15/30	413	379,856
3.00%, 08/15/31	413	365,389
2.10%, 08/01/32	274	219,379
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Residential REITs (continued)
UDR, Inc. (continued)
1.90%, 03/15/33	$350	$ 271,328
2.10%, 06/15/33(b)	300	233,920
		20,724,451
Retail REITs — 0.2%
Simon Property Group LP
3.50%, 09/01/25	500	492,354
3.30%, 01/15/26	549	536,267
1.38%, 01/15/27(b)	279	257,573
3.38%, 06/15/27	620	599,100
2.45%, 09/13/29	735	659,269
2.65%, 07/15/30	829	739,329
2.25%, 01/15/32	579	483,608
2.65%, 02/01/32	479	410,792
5.50%, 03/08/33(b)	500	515,074
6.25%, 01/15/34	343	370,249
		5,063,615
Semiconductors & Semiconductor Equipment — 1.9%
Advanced Micro Devices, Inc., 3.92%, 06/01/32	430	409,584
Analog Devices, Inc.
3.50%, 12/05/26	620	605,642
3.45%, 06/15/27(b)	500	486,324
1.70%, 10/01/28	450	404,127
2.10%, 10/01/31	650	549,841
5.05%, 04/01/34	300	306,269
Applied Materials, Inc.
3.90%, 10/01/25	503	498,519
3.30%, 04/01/27	829	805,469
4.80%, 06/15/29	501	509,077
1.75%, 06/01/30	523	451,232
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.88%, 01/15/27	2,364	2,317,483
3.50%, 01/15/28	413	396,636
Broadcom, Inc.
3.15%, 11/15/25	662	646,784
3.46%, 09/15/26	309	300,666
5.05%, 07/12/27	950	958,680
1.95%, 02/15/28(a)	198	180,348
4.11%, 09/15/28	700	686,230
4.00%, 04/15/29(a)	450	435,888
4.75%, 04/15/29	976	979,096
5.05%, 07/12/29	1,525	1,544,621
5.00%, 04/15/30(b)	450	458,584
4.15%, 11/15/30	1,146	1,103,973
2.45%, 02/15/31(a)	2,225	1,920,051
5.15%, 11/15/31	685	694,171
4.15%, 04/15/32(a)	890	838,818
4.30%, 11/15/32	1,244	1,187,432
2.60%, 02/15/33(a)	1,298	1,075,271
3.42%, 04/15/33(a)	1,820	1,608,750
3.47%, 04/15/34(a)	2,000	1,747,355
Intel Corp.
4.88%, 02/10/26	1,008	1,008,732
2.60%, 05/19/26(b)	672	646,959
3.75%, 03/25/27	660	645,838
3.15%, 05/11/27	400	385,640
3.75%, 08/05/27	750	732,400
4.88%, 02/10/28(b)	1,055	1,064,351
1.60%, 08/12/28	559	497,782
4.00%, 08/05/29	550	534,936
2.45%, 11/15/29	1,119	1,004,072
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Intel Corp. (continued)
5.13%, 02/10/30	$600	$ 613,934
3.90%, 03/25/30	838	802,893
5.00%, 02/21/31(b)	215	218,152
2.00%, 08/12/31	699	583,018
4.15%, 08/05/32(b)	810	776,309
4.00%, 12/15/32	500	471,603
5.20%, 02/10/33(b)	1,458	1,487,436
5.15%, 02/21/34(b)	605	611,625
KLA Corp.
4.10%, 03/15/29	413	407,516
4.65%, 07/15/32	640	638,702
4.70%, 02/01/34(b)	225	224,009
Lam Research Corp.
3.75%, 03/15/26	450	443,005
4.00%, 03/15/29(b)	650	636,874
1.90%, 06/15/30	679	586,875
Marvell Technology, Inc.
1.65%, 04/15/26	736	696,478
2.45%, 04/15/28	429	393,323
4.88%, 06/22/28	260	259,253
5.75%, 02/15/29	260	269,582
2.95%, 04/15/31	393	346,136
5.95%, 09/15/33	260	272,750
Microchip Technology, Inc.
4.25%, 09/01/25	829	820,296
5.05%, 03/15/29	800	808,328
Micron Technology, Inc.
4.98%, 02/06/26	163	162,800
4.19%, 02/15/27	752	739,035
5.38%, 04/15/28	340	345,498
5.33%, 02/06/29	363	368,927
6.75%, 11/01/29	772	833,188
4.66%, 02/15/30	710	701,341
5.30%, 01/15/31	835	848,893
2.70%, 04/15/32	829	703,806
5.88%, 02/09/33	464	483,579
5.88%, 09/15/33	600	625,786
NVIDIA Corp.
3.20%, 09/16/26	829	808,731
1.55%, 06/15/28	1,074	972,132
2.85%, 04/01/30	1,288	1,192,937
2.00%, 06/15/31(b)	1,073	924,430
Qorvo, Inc., 4.38%, 10/15/29	454	432,215
QUALCOMM, Inc.
3.25%, 05/20/27	1,363	1,318,581
1.30%, 05/20/28	726	647,100
2.15%, 05/20/30(b)	774	684,975
1.65%, 05/20/32	700	565,003
4.25%, 05/20/32	381	372,097
5.40%, 05/20/33(b)	500	529,629
Skyworks Solutions, Inc.
1.80%, 06/01/26	107	100,680
3.00%, 06/01/31	123	107,065
Texas Instruments, Inc.
1.13%, 09/15/26	350	326,225
4.60%, 02/08/27	473	474,807
2.90%, 11/03/27(b)	306	291,635
4.60%, 02/15/28	508	510,987
4.60%, 02/08/29(b)	473	478,197
2.25%, 09/04/29	562	507,660
1.75%, 05/04/30	450	389,467

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc. (continued)
1.90%, 09/15/31(b)	$467	$ 396,475
3.65%, 08/16/32	200	187,827
4.90%, 03/14/33	620	633,777
4.85%, 02/08/34(b)	447	453,326
TSMC Arizona Corp.
1.75%, 10/25/26	650	608,822
3.88%, 04/22/27	1,000	981,018
4.13%, 04/22/29	250	247,041
2.50%, 10/25/31	610	528,607
4.25%, 04/22/32	400	394,650
Xilinx, Inc., 2.38%, 06/01/30	528	467,435
		65,342,112
Software — 1.7%
Adobe, Inc.
2.15%, 02/01/27	598	565,197
4.85%, 04/04/27	180	181,957
4.80%, 04/04/29	609	620,041
2.30%, 02/01/30	994	891,324
4.95%, 04/04/34	609	620,466
Atlassian Corp.
5.25%, 05/15/29	200	202,703
5.50%, 05/15/34	200	203,064
Autodesk, Inc.
3.50%, 06/15/27	209	202,367
2.85%, 01/15/30	376	342,542
2.40%, 12/15/31	637	540,098
Broadridge Financial Solutions, Inc.
3.40%, 06/27/26	201	195,319
2.90%, 12/01/29	413	376,106
2.60%, 05/01/31	381	328,023
Cisco Systems, Inc.
4.90%, 02/26/26	505	507,617
2.95%, 02/28/26	293	285,555
2.50%, 09/20/26	1,097	1,053,589
4.80%, 02/26/27	1,200	1,210,302
4.85%, 02/26/29	1,800	1,833,241
4.95%, 02/26/31	1,827	1,864,298
5.05%, 02/26/34	1,828	1,869,581
Fidelity National Information Services, Inc.
1.15%, 03/01/26	900	849,027
1.65%, 03/01/28	562	504,737
3.75%, 05/21/29(b)	334	320,326
2.25%, 03/01/31	588	501,475
5.10%, 07/15/32(b)	628	634,065
Fiserv, Inc.
3.20%, 07/01/26	1,598	1,550,828
5.15%, 03/15/27	599	606,026
2.25%, 06/01/27	699	653,612
5.45%, 03/02/28	764	782,128
5.38%, 08/21/28	594	607,798
4.20%, 10/01/28	829	811,624
3.50%, 07/01/29	2,398	2,268,444
2.65%, 06/01/30	699	623,016
5.35%, 03/15/31	275	282,136
5.60%, 03/02/33	630	652,259
5.63%, 08/21/33	1,102	1,141,329
5.45%, 03/15/34	525	536,922
Nokia OYJ, 4.38%, 06/12/27(b)	350	340,695
Security	Par (000)	Value
Software (continued)
Oracle Corp.
5.80%, 11/10/25	$920	$ 929,674
1.65%, 03/25/26	2,389	2,265,800
2.65%, 07/15/26	2,497	2,395,369
2.80%, 04/01/27	1,707	1,623,867
3.25%, 11/15/27	1,820	1,739,603
2.30%, 03/25/28	1,738	1,598,366
4.50%, 05/06/28	130	129,407
6.15%, 11/09/29	949	1,010,309
2.95%, 04/01/30	2,456	2,231,711
4.65%, 05/06/30(b)	430	428,772
3.25%, 05/15/30(b)	787	728,709
2.88%, 03/25/31	2,823	2,497,160
6.25%, 11/09/32	1,708	1,843,326
4.90%, 02/06/33(b)	730	724,962
4.30%, 07/08/34	1,200	1,123,994
Salesforce, Inc.
3.70%, 04/11/28	1,009	986,899
1.50%, 07/15/28	784	701,296
1.95%, 07/15/31	1,239	1,042,797
VMware, Inc.
1.40%, 08/15/26	909	847,962
4.65%, 05/15/27	400	398,095
3.90%, 08/21/27	600	583,219
1.80%, 08/15/28	500	445,705
4.70%, 05/15/30	309	305,830
2.20%, 08/15/31(b)	1,000	835,406
Workday, Inc.
3.50%, 04/01/27	639	619,827
3.70%, 04/01/29	543	519,845
3.80%, 04/01/32	821	757,057
		56,874,804
Specialized REITs — 0.3%
CubeSmart LP
2.25%, 12/15/28	207	185,902
4.38%, 02/15/29	252	246,355
3.00%, 02/15/30	93	84,090
2.00%, 02/15/31	413	342,988
2.50%, 02/15/32(b)	350	295,299
Extra Space Storage LP
3.50%, 07/01/26	362	351,656
3.88%, 12/15/27	274	265,316
5.70%, 04/01/28	312	319,865
3.90%, 04/01/29	286	273,776
4.00%, 06/15/29	129	124,351
5.50%, 07/01/30	540	556,104
2.20%, 10/15/30	61	51,999
5.90%, 01/15/31	374	389,594
2.55%, 06/01/31	413	350,681
2.40%, 10/15/31	355	298,387
2.35%, 03/15/32	463	378,742
5.40%, 02/01/34	225	226,840
Public Storage Operating Co.
0.88%, 02/15/26	366	344,811
1.50%, 11/09/26	657	612,660
3.09%, 09/15/27	366	349,946
1.85%, 05/01/28	474	428,661
1.95%, 11/09/28	642	575,374
5.13%, 01/15/29(b)	405	414,689
3.39%, 05/01/29	366	347,750
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Specialized REITs (continued)
Public Storage Operating Co. (continued)
2.30%, 05/01/31(b)	$475	$ 409,228
2.25%, 11/09/31	408	343,787
5.10%, 08/01/33	460	466,062
		9,034,913
Specialty Retail — 1.2%
AutoZone, Inc.
3.13%, 04/21/26	274	265,864
5.05%, 07/15/26	460	462,576
3.75%, 06/01/27	400	389,481
4.50%, 02/01/28	340	337,325
6.25%, 11/01/28(b)	200	211,534
3.75%, 04/18/29	179	171,401
5.10%, 07/15/29	300	303,510
4.00%, 04/15/30(b)	560	537,335
1.65%, 01/15/31	300	246,591
4.75%, 08/01/32	560	549,854
4.75%, 02/01/33	350	341,642
5.20%, 08/01/33	160	160,658
6.55%, 11/01/33	200	218,884
5.40%, 07/15/34(b)	600	607,008
Booking Holdings, Inc.
3.60%, 06/01/26	699	686,001
3.55%, 03/15/28	350	338,470
4.63%, 04/13/30	1,147	1,151,082
Expedia Group, Inc.
5.00%, 02/15/26	413	412,964
4.63%, 08/01/27	500	497,323
3.80%, 02/15/28	620	598,625
3.25%, 02/15/30(b)	683	628,766
2.95%, 03/15/31	252	223,563
Genuine Parts Co.
6.50%, 11/01/28	200	212,936
1.88%, 11/01/30(b)	200	166,366
2.75%, 02/01/32	250	212,582
6.88%, 11/01/33(b)	200	224,169
Home Depot, Inc.
3.35%, 09/15/25	993	977,348
4.00%, 09/15/25	450	446,027
3.00%, 04/01/26	910	886,195
5.15%, 06/25/26	705	712,236
2.13%, 09/15/26(b)	671	638,315
4.95%, 09/30/26	566	570,260
2.50%, 04/15/27	660	626,577
2.88%, 04/15/27	525	503,605
4.88%, 06/25/27(b)	445	450,063
2.80%, 09/14/27	671	638,095
0.90%, 03/15/28(b)	558	494,574
1.50%, 09/15/28	755	673,932
3.90%, 12/06/28	700	687,162
4.90%, 04/15/29(b)	250	254,910
2.95%, 06/15/29	1,226	1,144,926
4.75%, 06/25/29	645	652,389
2.70%, 04/15/30	1,051	954,309
1.38%, 03/15/31	875	714,215
4.85%, 06/25/31	595	603,164
1.88%, 09/15/31	671	559,966
3.25%, 04/15/32	734	667,977
4.50%, 09/15/32	944	938,162
4.95%, 06/25/34	1,185	1,196,331
Security	Par (000)	Value
Specialty Retail (continued)
Lowe’s Cos., Inc.
4.40%, 09/08/25	$650	$ 645,259
3.38%, 09/15/25	413	405,727
4.80%, 04/01/26	752	751,429
2.50%, 04/15/26	1,091	1,051,045
3.35%, 04/01/27	628	606,787
3.10%, 05/03/27	1,254	1,202,598
1.30%, 04/15/28	699	620,652
1.70%, 09/15/28	752	669,205
6.50%, 03/15/29(b)	260	281,299
3.65%, 04/05/29	1,013	969,049
4.50%, 04/15/30	829	821,486
1.70%, 10/15/30	941	787,960
2.63%, 04/01/31(b)	1,129	985,832
3.75%, 04/01/32	1,129	1,047,143
5.00%, 04/15/33	850	852,961
5.15%, 07/01/33(b)	752	763,343
O’Reilly Automotive, Inc.
3.55%, 03/15/26	274	268,108
5.75%, 11/20/26	675	688,253
3.60%, 09/01/27	300	290,045
4.35%, 06/01/28	179	176,684
3.90%, 06/01/29	329	317,445
4.20%, 04/01/30	250	243,004
1.75%, 03/15/31	362	298,441
4.70%, 06/15/32	400	393,907
		41,284,910
Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.
0.55%, 08/20/25	523	500,828
0.70%, 02/08/26	1,613	1,523,738
3.25%, 02/23/26	2,360	2,313,143
4.42%, 05/08/26	600	599,798
2.45%, 08/04/26	1,169	1,122,988
2.05%, 09/11/26	1,452	1,380,993
3.35%, 02/09/27	1,559	1,521,505
3.20%, 05/11/27	1,243	1,206,086
3.00%, 06/20/27	700	675,396
2.90%, 09/12/27	1,453	1,392,631
3.00%, 11/13/27(b)	829	796,053
1.20%, 02/08/28	1,789	1,608,874
4.00%, 05/10/28	890	884,466
1.40%, 08/05/28	1,530	1,370,016
3.25%, 08/08/29	400	381,932
2.20%, 09/11/29	1,023	926,749
4.15%, 05/10/30(b)	360	361,173
1.65%, 05/11/30	1,160	1,001,236
1.25%, 08/20/30	523	438,886
1.65%, 02/08/31	1,773	1,502,457
1.70%, 08/05/31	692	580,974
3.35%, 08/08/32	800	741,695
4.30%, 05/10/33(b)	360	363,113
Dell International LLC/EMC Corp.
6.02%, 06/15/26	1,499	1,523,766
4.90%, 10/01/26	1,229	1,229,207
6.10%, 07/15/27	258	267,595
5.25%, 02/01/28	550	560,125
5.30%, 10/01/29	1,036	1,059,487
6.20%, 07/15/30(b)	450	479,864
5.75%, 02/01/33(b)	654	684,560
5.40%, 04/15/34	600	606,477

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
Dell, Inc., 7.10%, 04/15/28	$329	$ 354,061
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	1,292	1,288,055
1.75%, 04/01/26	829	786,927
5.25%, 07/01/28(b)	140	142,955
HP, Inc.
1.45%, 06/17/26	318	298,715
3.00%, 06/17/27	450	428,752
4.75%, 01/15/28(b)	634	636,765
4.00%, 04/15/29	704	681,204
3.40%, 06/17/30(b)	310	288,272
2.65%, 06/17/31	529	457,731
4.20%, 04/15/32	477	451,031
5.50%, 01/15/33(b)	650	668,307
NetApp, Inc.
2.38%, 06/22/27(b)	400	375,009
2.70%, 06/22/30	400	356,828
Western Digital Corp.
2.85%, 02/01/29	226	199,258
3.10%, 02/01/32	145	119,438
		37,139,119
Textiles, Apparel & Luxury Goods — 0.2%
NIKE, Inc.
2.38%, 11/01/26	732	698,461
2.75%, 03/27/27	619	593,047
2.85%, 03/27/30	1,099	1,010,488
Ralph Lauren Corp., 2.95%, 06/15/30	350	318,969
Tapestry, Inc.
7.05%, 11/27/25	200	203,985
7.00%, 11/27/26	700	723,682
7.35%, 11/27/28	650	682,213
7.70%, 11/27/30(b)	575	609,180
3.05%, 03/15/32(b)	200	166,026
7.85%, 11/27/33	750	799,463
VF Corp.
2.80%, 04/23/27	254	236,198
2.95%, 04/23/30(b)	413	353,074
		6,394,786
Tobacco — 1.0%
Altria Group, Inc.
4.40%, 02/14/26(b)	806	798,767
2.63%, 09/16/26	209	199,338
6.20%, 11/01/28	431	453,694
4.80%, 02/14/29	1,437	1,434,373
3.40%, 05/06/30	625	578,070
2.45%, 02/04/32	1,319	1,094,531
6.88%, 11/01/33	418	463,408
BAT Capital Corp.
3.22%, 09/06/26	829	800,703
4.70%, 04/02/27	695	692,086
3.56%, 08/15/27	1,873	1,803,503
2.26%, 03/25/28	1,196	1,089,428
3.46%, 09/06/29	328	305,322
4.91%, 04/02/30	824	820,820
6.34%, 08/02/30	600	639,208
5.83%, 02/20/31(b)	656	680,398
2.73%, 03/25/31	823	712,520
4.74%, 03/16/32	742	719,784
7.75%, 10/19/32(b)	340	391,260
Security	Par (000)	Value
Tobacco (continued)
BAT Capital Corp. (continued)
6.42%, 08/02/33(b)	$822	$ 882,215
6.00%, 02/20/34	485	504,503
BAT International Finance PLC
1.67%, 03/25/26(b)	987	934,937
4.45%, 03/16/28	772	759,649
5.93%, 02/02/29	600	623,766
Philip Morris International, Inc.
3.38%, 08/11/25	620	609,470
5.00%, 11/17/25	500	500,322
4.88%, 02/13/26	1,022	1,023,026
2.75%, 02/25/26	342	331,071
0.88%, 05/01/26	300	280,407
4.75%, 02/12/27	400	400,843
3.13%, 08/17/27	179	171,682
5.13%, 11/17/27	740	749,949
4.88%, 02/15/28	1,300	1,309,323
3.13%, 03/02/28	250	237,192
5.25%, 09/07/28	175	178,590
4.88%, 02/13/29	900	905,593
3.38%, 08/15/29(b)	800	754,230
5.63%, 11/17/29	667	695,912
5.13%, 02/15/30	1,500	1,525,017
2.10%, 05/01/30	259	225,029
5.50%, 09/07/30	443	458,893
1.75%, 11/01/30(b)	959	803,300
5.13%, 02/13/31	752	762,492
5.75%, 11/17/32	901	941,419
5.38%, 02/15/33	1,300	1,325,455
5.63%, 09/07/33	575	594,782
5.25%, 02/13/34	1,000	1,007,442
		33,173,722
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.88%, 01/15/26(b)	829	802,063
3.75%, 06/01/26	450	439,322
5.30%, 06/25/26	225	226,376
1.88%, 08/15/26	550	516,702
2.20%, 01/15/27	450	421,947
3.63%, 04/01/27	1,000	967,539
3.63%, 12/01/27	130	124,568
5.85%, 12/15/27	354	363,209
5.30%, 02/01/28(b)	300	303,666
2.10%, 09/01/28(b)	413	369,152
4.63%, 10/01/28	700	689,903
5.10%, 03/01/29(b)	275	276,682
3.25%, 10/01/29(b)	413	381,202
3.00%, 02/01/30	329	298,258
3.13%, 12/01/30	309	277,030
5.20%, 07/15/31	225	224,907
2.88%, 01/15/32(b)	450	385,507
Aircastle Ltd., 4.25%, 06/15/26	413	405,597
GATX Corp.
3.25%, 09/15/26	620	599,112
5.40%, 03/15/27	55	55,649
3.85%, 03/30/27	413	401,983
4.70%, 04/01/29	179	177,603
4.00%, 06/30/30	250	237,944
1.90%, 06/01/31	159	129,997
3.50%, 06/01/32	350	310,819
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trading Companies & Distributors (continued)
GATX Corp. (continued)
4.90%, 03/15/33	$215	$ 210,116
5.45%, 09/15/33	300	305,071
6.05%, 03/15/34	400	419,446
6.90%, 05/01/34	250	279,460
		10,600,830
Transportation — 0.0%
JB Hunt Transport Services, Inc., 3.88%, 03/01/26	829	815,490
Transportation Infrastructure — 0.0%
Triton Container International Ltd./TAL International Container Corp., 3.25%, 03/15/32(b)	250	213,050
Water Utilities — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	413	392,641
3.75%, 09/01/28	193	186,429
3.45%, 06/01/29	413	391,530
2.80%, 05/01/30	254	228,870
2.30%, 06/01/31	745	634,064
4.45%, 06/01/32	430	420,315
5.15%, 03/01/34(b)	275	279,336
Essential Utilities, Inc.
2.70%, 04/15/30	250	223,073
2.40%, 05/01/31	129	109,741
5.38%, 01/15/34	350	354,069
		3,220,068
Wireless Telecommunication Services — 0.1%
Sprint Capital Corp.
6.88%, 11/15/28	1,450	1,560,650
8.75%, 03/15/32	1,000	1,218,532
		2,779,182
Total Corporate Bonds — 88.9% (Cost: $3,042,999,872)		2,989,658,209
Foreign Agency Obligations
Canada — 1.3%
Canada Government International Bond
0.75%, 05/19/26(b)	1,200	1,125,372
3.75%, 04/26/28	2,000	1,977,883
4.63%, 04/30/29	1,800	1,846,959
Export Development Canada
3.38%, 08/26/25	1,300	1,282,607
4.38%, 06/29/26	1,100	1,099,640
3.00%, 05/25/27	1,100	1,066,391
3.88%, 02/14/28	1,600	1,588,068
4.13%, 02/13/29	2,500	2,507,110
4.75%, 06/05/34	700	733,085
Hydro-Quebec, Series HK, 9.38%, 04/15/30	300	369,226
Province of Alberta Canada
3.30%, 03/15/28(b)	409	396,572
1.30%, 07/22/30(b)	659	558,337
4.50%, 01/24/34	1,000	1,003,464
Province of British Columbia Canada
2.25%, 06/02/26	829	796,738
0.90%, 07/20/26(b)	859	801,785
4.80%, 11/15/28	1,200	1,228,564
4.90%, 04/24/29	1,500	1,545,170
4.20%, 07/06/33	1,200	1,177,848
4.75%, 06/12/34	1,500	1,531,454
Security	Par (000)	Value
Canada (continued)
Province of Manitoba Canada
4.30%, 07/27/33	$600	$ 593,690
4.90%, 05/31/34	650	671,600
Series HB, 1.50%, 10/25/28	359	321,729
Province of New Brunswick Canada, 3.63%, 02/24/28	179	174,202
Province of Ontario Canada
0.63%, 01/21/26	1,229	1,160,189
1.05%, 04/14/26	1,050	990,763
2.50%, 04/27/26	2,489	2,405,469
3.10%, 05/19/27(b)	800	775,523
1.05%, 05/21/27(b)	829	759,257
4.20%, 01/18/29	2,000	1,999,797
2.00%, 10/02/29	829	745,116
1.13%, 10/07/30	459	382,160
1.60%, 02/25/31	1,659	1,407,863
2.13%, 01/21/32	1,200	1,035,864
5.05%, 04/24/34	900	942,327
Province of Quebec Canada
2.50%, 04/20/26	881	851,843
2.75%, 04/12/27(b)	1,659	1,594,272
3.63%, 04/13/28(b)	1,700	1,665,852
4.50%, 04/03/29	2,300	2,329,274
1.35%, 05/28/30	659	561,669
4.50%, 09/08/33(b)	800	802,942
Series PD, 7.50%, 09/15/29	900	1,034,039
		45,841,713
Chile — 0.2%
Chile Government International Bond
3.13%, 01/21/26	400	387,734
2.75%, 01/31/27	600	569,003
3.24%, 02/06/28	982	930,248
4.85%, 01/22/29	1,100	1,102,451
2.45%, 01/31/31	783	680,103
2.55%, 01/27/32	878	751,702
2.55%, 07/27/33	1,500	1,242,989
3.50%, 01/31/34	900	797,586
		6,461,816
Germany — 0.0%
Landwirtschaftliche Rentenbank, 1.75%, 07/27/26	829	788,165
Indonesia — 0.3%
Indonesia Government International Bond
4.15%, 09/20/27	600	586,240
3.50%, 01/11/28	1,310	1,252,153
4.10%, 04/24/28	478	465,070
4.75%, 02/11/29	478	477,171
4.40%, 03/10/29(b)	600	590,361
2.85%, 02/14/30(b)	1,310	1,182,666
3.85%, 10/15/30	1,310	1,236,199
1.85%, 03/12/31(b)	800	661,772
2.15%, 07/28/31	600	502,502
3.55%, 03/31/32	700	637,676
4.65%, 09/20/32	1,000	979,158
4.85%, 01/11/33	500	495,654
4.70%, 02/10/34	400	393,112
		9,459,734
Israel — 0.2%
Israel Government International Bond
2.88%, 03/16/26(b)	400	383,882
3.25%, 01/17/28	982	914,808
5.38%, 03/12/29	1,300	1,297,532

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel (continued)
Israel Government International Bond (continued)
2.75%, 07/03/30	$858	$ 737,908
4.50%, 01/17/33(b)	1,150	1,056,524
5.50%, 03/12/34	2,000	1,956,334
State of Israel, 2.50%, 01/15/30(b)	710	609,355
		6,956,343
Italy — 0.1%
Republic of Italy Government International Bond
1.25%, 02/17/26	2,489	2,352,584
2.88%, 10/17/29	883	802,627
		3,155,211
Japan — 0.6%
Japan Bank for International Cooperation
4.25%, 01/26/26	1,500	1,490,451
2.38%, 04/20/26	650	626,091
4.25%, 04/27/26	1,000	993,684
1.88%, 07/21/26	800	760,248
2.25%, 11/04/26	1,500	1,428,551
2.88%, 06/01/27	976	938,178
2.88%, 07/21/27	900	863,220
2.75%, 11/16/27	1,200	1,141,430
3.25%, 07/20/28(b)	1,310	1,261,585
3.50%, 10/31/28(b)	1,100	1,067,769
2.13%, 02/16/29(b)	900	821,741
2.00%, 10/17/29	476	426,300
1.25%, 01/21/31	1,310	1,088,855
4.38%, 01/24/31	600	604,412
1.88%, 04/15/31	1,636	1,409,340
4.63%, 04/17/34	600	615,024
Japan International Cooperation Agency
2.13%, 10/20/26	300	285,005
2.75%, 04/27/27	800	765,615
3.25%, 05/25/27	500	484,371
4.00%, 05/23/28	1,000	986,044
4.75%, 05/21/29	1,000	1,022,339
		19,080,253
Mexico — 0.5%
Mexico Government International Bond
4.13%, 01/21/26	2,489	2,455,418
4.15%, 03/28/27	1,028	1,010,206
3.75%, 01/11/28	478	459,046
5.40%, 02/09/28	1,400	1,415,166
4.50%, 04/22/29	1,553	1,510,379
5.00%, 05/07/29	1,200	1,190,441
3.25%, 04/16/30	1,139	1,023,635
2.66%, 05/24/31	2,310	1,941,994
8.30%, 08/15/31	800	958,371
4.75%, 04/27/32	1,639	1,547,762
7.50%, 04/08/33	300	339,575
4.88%, 05/19/33	1,600	1,505,778
3.50%, 02/12/34	1,700	1,415,007
		16,772,778
Panama — 0.2%
Panama Government International Bond
7.13%, 01/29/26	600	613,224
8.88%, 09/30/27	600	653,761
3.88%, 03/17/28	633	593,196
9.38%, 04/01/29	600	678,138
3.16%, 01/23/30(b)	1,178	1,013,119
7.50%, 03/01/31	700	741,781
Security	Par (000)	Value
Panama (continued)
Panama Government International Bond (continued)
2.25%, 09/29/32	$1,500	$ 1,112,062
3.30%, 01/19/33	800	639,850
		6,045,131
Peru — 0.2%
Peruvian Government International Bond
4.13%, 08/25/27(b)	580	567,652
2.84%, 06/20/30	282	251,836
2.78%, 01/23/31	2,059	1,789,125
1.86%, 12/01/32(b)	620	481,427
8.75%, 11/21/33	1,400	1,726,101
3.00%, 01/15/34	1,650	1,368,318
		6,184,459
Philippines — 0.3%
Philippines Government International Bond
5.50%, 03/30/26	650	654,491
5.17%, 10/13/27	600	606,121
3.00%, 02/01/28	978	920,462
4.63%, 07/17/28(b)	800	799,181
3.75%, 01/14/29	989	948,383
9.50%, 02/02/30	1,100	1,343,189
2.46%, 05/05/30	710	627,968
7.75%, 01/14/31	1,243	1,433,703
1.65%, 06/10/31	478	389,798
1.95%, 01/06/32	500	408,024
6.38%, 01/15/32	600	652,930
3.56%, 09/29/32	400	362,563
5.61%, 04/13/33	400	418,892
5.00%, 07/17/33	900	904,253
5.25%, 05/14/34	600	614,119
		11,084,077
Poland — 0.1%
Republic of Poland Government International Bond
3.25%, 04/06/26(b)	1,036	1,012,387
5.50%, 11/16/27	700	721,894
4.63%, 03/18/29	1,000	1,003,548
5.75%, 11/16/32	950	1,004,959
4.88%, 10/04/33	1,500	1,492,336
		5,235,124
South Korea — 0.6%
Export-Import Bank of Korea
4.88%, 01/11/26	1,500	1,504,435
0.63%, 02/09/26	1,000	942,084
2.63%, 05/26/26	478	461,646
1.63%, 01/18/27	1,000	934,582
4.25%, 09/15/27	400	397,235
5.00%, 01/11/28	850	865,512
4.50%, 01/11/29	1,100	1,106,882
4.50%, 09/15/32	600	591,935
5.13%, 01/11/33(b)	1,000	1,029,161
5.13%, 09/18/33	300	309,108
4.63%, 01/11/34(b)	500	496,741
Korea Development Bank
4.00%, 09/08/25	850	842,421
3.38%, 09/16/25	1,000	984,380
3.00%, 01/13/26	1,310	1,280,735
0.80%, 07/19/26	400	371,948
4.63%, 02/15/27	2,000	2,008,362
5.38%, 10/23/28	800	831,363
4.50%, 02/15/29	1,000	1,006,699
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
Korea Development Bank (continued)
4.25%, 09/08/32	$400	$ 387,384
4.38%, 02/15/33	800	780,729
5.63%, 10/23/33	500	533,470
Korea International Bond
2.75%, 01/19/27	600	577,506
2.50%, 06/19/29	500	466,202
4.50%, 07/03/29	700	714,057
		19,424,577
Supranational — 3.9%
African Development Bank
0.88%, 03/23/26	1,659	1,565,031
0.88%, 07/22/26	950	887,679
4.13%, 02/25/27	1,300	1,297,033
Arab Petroleum Investments Corp., 1.48%, 10/06/26(a)	800	743,331
Asian Development Bank
0.38%, 09/03/25	1,000	954,775
4.25%, 01/09/26	2,000	1,992,735
0.50%, 02/04/26	1,659	1,562,924
1.00%, 04/14/26	1,659	1,566,411
2.00%, 04/24/26	829	795,601
4.88%, 05/21/26	2,200	2,217,991
2.63%, 01/12/27	829	798,523
1.50%, 01/20/27	1,400	1,311,453
3.13%, 08/20/27	2,000	1,942,354
2.50%, 11/02/27	1,659	1,578,123
2.75%, 01/19/28	1,020	975,962
5.82%, 06/16/28	2,519	2,659,204
4.38%, 03/06/29(b)	3,500	3,552,615
1.88%, 03/15/29(b)	1,500	1,365,459
1.75%, 09/19/29	1,659	1,485,505
1.88%, 01/24/30	789	705,963
1.50%, 03/04/31	1,500	1,280,010
3.13%, 04/27/32	1,000	937,955
Asian Infrastructure Investment Bank
0.50%, 01/27/26	1,750	1,649,654
4.00%, 01/18/28	2,000	1,991,435
4.25%, 03/13/34	1,000	1,003,816
Corp. Andina de Fomento
1.63%, 09/23/25	700	672,611
2.25%, 02/08/27	400	376,949
6.00%, 04/26/27	1,000	1,034,340
Council of Europe Development Bank
3.63%, 01/26/28	1,000	983,813
4.13%, 01/24/29	1,500	1,505,675
European Bank for Reconstruction & Development
0.50%, 01/28/26	900	848,193
4.13%, 01/25/29	2,000	2,005,201
4.25%, 03/13/34	1,000	1,006,568
European Investment Bank
2.75%, 08/15/25	1,050	1,029,126
0.38%, 12/15/25	1,350	1,275,800
0.38%, 03/26/26	3,000	2,808,180
2.13%, 04/13/26(b)	829	798,417
0.75%, 10/26/26	1,198	1,109,007
2.38%, 05/24/27	2,903	2,769,581
3.25%, 11/15/27	1,000	973,983
1.75%, 03/15/29	2,100	1,899,211
4.75%, 06/15/29	3,000	3,096,393
1.63%, 10/09/29	620	551,120
Security	Par (000)	Value
Supranational (continued)
European Investment Bank (continued)
0.88%, 05/17/30	$400	$ 335,507
1.25%, 02/14/31	3,000	2,525,560
4.38%, 10/10/31	2,600	2,656,202
4.13%, 02/13/34	2,500	2,498,302
Inter-American Development Bank
0.88%, 04/20/26	2,489	2,343,944
2.00%, 06/02/26(b)	413	395,487
2.00%, 07/23/26(b)	1,700	1,625,006
1.50%, 01/13/27	1,500	1,405,875
2.38%, 07/07/27	829	788,996
1.13%, 07/20/28	2,489	2,224,259
3.13%, 09/18/28	2,000	1,930,164
2.25%, 06/18/29	1,534	1,414,071
3.50%, 09/14/29	2,000	1,950,935
1.13%, 01/13/31	2,073	1,730,980
4.38%, 07/17/34	1,600	1,625,972
Inter-American Investment Corp.
4.13%, 02/15/28	500	498,981
4.25%, 02/14/29	1,000	1,003,218
International Bank for Reconstruction & Development
0.50%, 10/28/25	1,659	1,577,575
0.88%, 07/15/26(b)	850	795,597
1.88%, 10/27/26	1,720	1,632,744
3.13%, 06/15/27(b)	2,000	1,945,867
2.50%, 11/22/27(b)	1,659	1,577,765
0.75%, 11/24/27	3,000	2,690,431
1.38%, 04/20/28	2,903	2,635,378
1.13%, 09/13/28	3,650	3,249,044
3.63%, 09/21/29	1,000	981,482
1.75%, 10/23/29	2,489	2,224,028
0.88%, 05/14/30	4,000	3,354,184
0.75%, 08/26/30	2,300	1,895,691
1.25%, 02/10/31	4,150	3,487,721
4.50%, 04/10/31	2,000	2,051,405
1.63%, 11/03/31	800	678,148
2.50%, 03/29/32(b)	4,000	3,591,366
International Finance Corp.
0.75%, 10/08/26(b)	1,659	1,538,023
4.25%, 07/02/29	1,500	1,516,241
0.75%, 08/27/30	459	378,629
Nordic Investment Bank
0.38%, 09/11/25	1,100	1,048,966
3.38%, 09/08/27(b)	500	488,694
4.38%, 03/14/28	1,600	1,613,087
4.25%, 02/28/29	1,000	1,008,891
		130,480,126
Sweden — 0.1%
Svensk Exportkredit AB
0.50%, 08/26/25	1,310	1,251,407
4.38%, 02/13/26	1,500	1,494,317
2.25%, 03/22/27	500	474,221
4.25%, 02/01/29	1,000	1,004,572
		4,224,517

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Uruguay — 0.1%
Uruguay Government International Bond
4.38%, 10/27/27	$829	$ 827,629
4.38%, 01/23/31	1,323	1,302,247
		2,129,876
Total Foreign Agency Obligations — 8.7% (Cost: $301,822,634)		293,323,900
Municipal Bonds
California — 0.2%
California Earthquake Authority, RB, Series A, 5.60%, 07/01/27	250	251,720
Regents of the University of California Medical Center Pooled Revenue, RB, Series Q, 4.13%, 05/15/32	200	193,303
State of California, GO, BAB, 7.50%, 04/01/34	1,200	1,415,413
State of California, Refunding GO
3.50%, 04/01/28	285	277,300
2.50%, 10/01/29	530	484,478
5.75%, 10/01/31	150	160,974
6.00%, 03/01/33	325	358,728
4.50%, 04/01/33	1,000	984,611
University of California, RB(b)
Series BD, 3.35%, 07/01/29	460	441,918
Series BG, 1.61%, 05/15/30	320	274,192
		4,842,637
Connecticut — 0.0%
State of Connecticut, GO, Series A, 5.85%, 03/15/32	490	524,918
Florida — 0.1%
State Board of Administration Finance Corp., RB
Series A, 1.71%, 07/01/27(b)	371	342,087
Series A, 2.15%, 07/01/30	795	688,243
Series A, 5.53%, 07/01/34	650	667,962
		1,698,292
Illinois — 0.1%
State of Illinois, GO, 5.10%, 06/01/33(b)	4,283	4,259,565
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB
Class A-1, 3.62%, 02/01/29	385	376,813
Class A-1, 5.08%, 06/01/31	180	181,105
		557,918
Massachusetts — 0.0%
Commonwealth of Massachusetts, RB, Series A, Sustainability Bonds, 3.77%, 07/15/29	320	313,163
Massachusetts School Building Authority, Refunding RB, Series B, Sustainability Bonds, 1.75%, 08/15/30	425	373,114
		686,277
Security	Par (000)	Value
New Jersey — 0.1%
New Jersey Economic Development Authority, RB, Series A, (NPFGC), 7.43%, 02/15/29(b)	$1,201	$ 1,284,855
New Jersey Transportation Trust Fund Authority, RB, BAB, Series C, 5.75%, 12/15/28	580	588,819
		1,873,674
New York — 0.0%
City of New York, GO, BAB, Series A-2, 5.21%, 10/01/31	235	237,718
New York State Urban Development Corp., RB, Series B, 3.90%, 03/15/33	435	416,508
Port Authority of New York & New Jersey, RB, Series 159, 6.04%, 12/01/29	125	133,590
		787,816
Ohio — 0.0%
JobsOhio Beverage System, Refunding RB, Series B, 3.99%, 01/01/29	20	19,754
Oregon — 0.0%
Oregon School Boards Association, GOL, Series B, (NPFGC), 5.55%, 06/30/28	244	247,891
State of Oregon, GO, 5.89%, 06/01/27	481	490,488
		738,379
Tennessee — 0.0%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Series B, 4.05%, 07/01/26	288	283,911
Texas — 0.0%
Texas Department of Transportation State Highway Fund, RB, Series B, 5.18%, 04/01/30	490	496,500
Wisconsin — 0.0%
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27(d)	230	223,032
Total Municipal Bonds — 0.5% (Cost: $17,413,329)		16,992,673
Preferred Securities
Capital Trust — 0.0%
Electric Utilities — 0.0%
American Electric Power Co., Inc., 3.88%, 02/15/62(c)	329	306,849
Total Preferred Securities — 0.0% (Cost: $329,000)		306,849
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Svensk Exportkredit AB, 4.88%, 10/04/30	$700	$ 724,438
Total U.S. Government Sponsored Agency Securities — 0.0% (Cost: $705,672)		724,438
Total Long-Term Investments — 98.1% (Cost: $3,363,270,507)		3,301,006,069

	Shares
Short-Term Securities
Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)(f)(g)	233,348,341	233,441,680
Total Short-Term Securities — 6.9% (Cost: $233,373,703)		233,441,680
Total Investments — 105.0% (Cost: $3,596,644,210)		3,534,447,749
Liabilities in Excess of Other Assets — (5.0)%		(169,884,918)
Net Assets — 100.0%		$ 3,364,562,831

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 182,872,847	$ 50,590,736 (a)	$ —	$ (21,935)	$ 32	$ 233,441,680	233,348,341	$ 1,725,427 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited)(continued)
July 31, 2024
iShares U.S. Intermediate Credit Bond Index Fund

Fair Value Hierarchy as of Period End (continued)
inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds	$ —	$ 2,989,658,209	$ —	$ 2,989,658,209
Foreign Agency Obligations	—	293,323,900	—	293,323,900
Municipal Bonds	—	16,992,673	—	16,992,673
Preferred Securities
Capital Trust	—	306,849	—	306,849
U.S. Government Sponsored Agency Securities	—	724,438	—	724,438
Short-Term Securities
Money Market Funds	233,441,680	—	—	233,441,680
	$233,441,680	$3,301,006,069	$—	$3,534,447,749

Portfolio Abbreviation
BAB	Build America Bond
CMT	Constant Maturity Treasury
DAC	Designated Activity Company
GO	General Obligation Bonds
GOL	General Obligation Ltd.
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bond
REIT	Real Estate Investment Trust
SAB	Special Assessment Bonds
SCA	Societe en Commandite par Actions
SOFR	Secured Overnight Financing Rate
Schedule of Investments